UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: March 31, 2025

International Equity Fund

SEI Institutional International Trust/Class F Shares - SEITX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class F Shares	$55	1.09%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.07%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,445,653	744	$8,828	45%

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.2%
Other Countries	17.8%
Sweden	2.3%
Denmark	2.8%
China	3.4%
Italy	3.5%
Switzerland	4.0%
Australia	4.1%
Netherlands	4.6%
France	6.7%
United Kingdom	11.1%
Germany	11.6%
Japan	12.6%
United States	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 4.26%, 8/28/2025	3.0%
Roche Holding AG	2.4%
SAP SE	1.8%
Alibaba Group Holding Ltd	0.9%
Equinor ASA	0.9%
ING Groep NV	0.9%
Sea Ltd ADR	0.9%
Daimler Truck Holding AG	0.9%
Novartis AG	0.9%
GSK PLC	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEITX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

International Equity Fund

SEI Institutional International Trust/Class I Shares - SEEIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class I Shares	$67	1.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.32%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,445,653	744	$8,828	45%

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.2%
Other Countries	17.8%
Sweden	2.3%
Denmark	2.8%
China	3.4%
Italy	3.5%
Switzerland	4.0%
Australia	4.1%
Netherlands	4.6%
France	6.7%
United Kingdom	11.1%
Germany	11.6%
Japan	12.6%
United States	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 4.26%, 8/28/2025	3.0%
Roche Holding AG	2.4%
SAP SE	1.8%
Alibaba Group Holding Ltd	0.9%
Equinor ASA	0.9%
ING Groep NV	0.9%
Sea Ltd ADR	0.9%
Daimler Truck Holding AG	0.9%
Novartis AG	0.9%
GSK PLC	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEEIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

International Equity Fund

SEI Institutional International Trust/Class Y Shares - SEFCX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class Y Shares	$42	0.84%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.82%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,445,653	744	$8,828	45%

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.2%
Other Countries	17.8%
Sweden	2.3%
Denmark	2.8%
China	3.4%
Italy	3.5%
Switzerland	4.0%
Australia	4.1%
Netherlands	4.6%
France	6.7%
United Kingdom	11.1%
Germany	11.6%
Japan	12.6%
United States	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 4.26%, 8/28/2025	3.0%
Roche Holding AG	2.4%
SAP SE	1.8%
Alibaba Group Holding Ltd	0.9%
Equinor ASA	0.9%
ING Groep NV	0.9%
Sea Ltd ADR	0.9%
Daimler Truck Holding AG	0.9%
Novartis AG	0.9%
GSK PLC	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEFCX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Emerging Markets Equity Fund

SEI Institutional International Trust/Class F Shares - SIEMX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class F Shares	$62	1.28%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.26%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,399,874	479	$5,043	30%

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	11.4%
Thailand	1.5%
Hong Kong	1.6%
Hungary	2.0%
United Arab Emirates	2.2%
Indonesia	2.3%
Mexico	2.7%
South Africa	5.3%
Brazil	6.8%
South Korea	11.4%
India	11.8%
Taiwan	13.2%
China	26.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.3%
Alibaba Group Holding Ltd	3.8%
Tencent Holdings Ltd	2.9%
Samsung Electronics Co Ltd	2.0%
Naspers Ltd, Cl N	2.0%
Meituan, Cl B	1.5%
HDFC Bank Ltd ADR	1.5%
Emaar Properties PJSC	1.4%
Kia Corp	1.3%
Itau Unibanco Holding SA ADR	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIEMX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Emerging Markets Equity Fund

SEI Institutional International Trust/Class Y Shares - SEQFX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class Y Shares	$50	1.03%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.01%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,399,874	479	$5,043	30%

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	11.4%
Thailand	1.5%
Hong Kong	1.6%
Hungary	2.0%
United Arab Emirates	2.2%
Indonesia	2.3%
Mexico	2.7%
South Africa	5.3%
Brazil	6.8%
South Korea	11.4%
India	11.8%
Taiwan	13.2%
China	26.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.3%
Alibaba Group Holding Ltd	3.8%
Tencent Holdings Ltd	2.9%
Samsung Electronics Co Ltd	2.0%
Naspers Ltd, Cl N	2.0%
Meituan, Cl B	1.5%
HDFC Bank Ltd ADR	1.5%
Emaar Properties PJSC	1.4%
Kia Corp	1.3%
Itau Unibanco Holding SA ADR	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEQFX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

International Fixed Income Fund

SEI Institutional International Trust/Class F Shares - SEFIX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class F Shares	$51	0.98%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.96%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$357,360	1,237	$552	50%

Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-1.9%
Credit Default Swaps	0.0%
Futures Contracts	0.1%
Interest Rate Swaps	0.2%
Other Countries	25.3%
Romania	2.5%
Australia	3.3%
Spain	3.5%
Italy	4.3%
Mexico	4.6%
Germany	4.7%
France	5.0%
United Kingdom	5.4%
Canada	5.5%
United States	7.5%
China	10.8%
Japan	14.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill	4.236%	06/26/25	2.1%
Bank of China	3.200%	10/18/25	1.7%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.5%
Kingdom of Belgium Government Bond	3.100%	06/22/35	1.4%
Colombian TES	6.000%	04/28/28	1.4%
China Government Bond	2.550%	10/15/28	1.4%
Industrial & Commercial Bank of China	3.200%	10/25/25	1.3%
European Union Bill	0.000%	05/09/25	1.2%
Italy Buoni Poliennali Del Tesoro	3.350%	07/01/29	1.2%
Japan Treasury Discount Bill	0.000%	05/12/25	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEFIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

International Fixed Income Fund

SEI Institutional International Trust/Class Y Shares - SIFIX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class Y Shares	$38	0.73%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.71%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$357,360	1,237	$552	50%

Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-1.9%
Credit Default Swaps	0.0%
Futures Contracts	0.1%
Interest Rate Swaps	0.2%
Other Countries	25.3%
Romania	2.5%
Australia	3.3%
Spain	3.5%
Italy	4.3%
Mexico	4.6%
Germany	4.7%
France	5.0%
United Kingdom	5.4%
Canada	5.5%
United States	7.5%
China	10.8%
Japan	14.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill	4.236%	06/26/25	2.1%
Bank of China	3.200%	10/18/25	1.7%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.5%
Kingdom of Belgium Government Bond	3.100%	06/22/35	1.4%
Colombian TES	6.000%	04/28/28	1.4%
China Government Bond	2.550%	10/15/28	1.4%
Industrial & Commercial Bank of China	3.200%	10/25/25	1.3%
European Union Bill	0.000%	05/09/25	1.2%
Italy Buoni Poliennali Del Tesoro	3.350%	07/01/29	1.2%
Japan Treasury Discount Bill	0.000%	05/12/25	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIFIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Emerging Markets Debt Fund

SEI Institutional International Trust/Class F Shares - SITEX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class F Shares	$54	1.08%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$901,293	893	$1,736	101%

Country WeightingsFootnote Reference*

Value	Value
Written Options	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Forward Contracts	0.0%
Purchased Options	0.1%
Interest Rate Swaps	0.2%
Other Countries	41.6%
Egypt	2.4%
Romania	2.5%
Supra-National	2.7%
Peru	2.8%
Poland	3.2%
Brazil	3.4%
Turkey	4.3%
Colombia	5.0%
Malaysia	5.7%
South Africa	6.5%
Indonesia	6.7%
Mexico	8.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Indonesia Treasury Bond	6.750%	07/15/35	1.0%
Mexican Bonos	8.500%	03/02/28	0.9%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.9%
Malaysia Government Bond, MYR	3.955%	09/15/25	0.9%
Peru Government Bond	5.400%	08/12/34	0.8%
Petroleos Mexicanos	7.690%	01/23/50	0.8%
Mexican Bonos, MXN	7.750%	11/13/42	0.8%
Republic of South Africa Government Bond, ZAR	8.000%	01/31/30	0.8%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	0.8%
Petroleos Mexicanos	6.750%	09/21/47	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SITEX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Emerging Markets Debt Fund

SEI Institutional International Trust/Class Y Shares - SIEDX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class Y Shares	$41	0.83%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.81%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$901,293	893	$1,736	101%

Country WeightingsFootnote Reference*

Value	Value
Written Options	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Forward Contracts	0.0%
Purchased Options	0.1%
Interest Rate Swaps	0.2%
Other Countries	41.6%
Egypt	2.4%
Romania	2.5%
Supra-National	2.7%
Peru	2.8%
Poland	3.2%
Brazil	3.4%
Turkey	4.3%
Colombia	5.0%
Malaysia	5.7%
South Africa	6.5%
Indonesia	6.7%
Mexico	8.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Indonesia Treasury Bond	6.750%	07/15/35	1.0%
Mexican Bonos	8.500%	03/02/28	0.9%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.9%
Malaysia Government Bond, MYR	3.955%	09/15/25	0.9%
Peru Government Bond	5.400%	08/12/34	0.8%
Petroleos Mexicanos	7.690%	01/23/50	0.8%
Mexican Bonos, MXN	7.750%	11/13/42	0.8%
Republic of South Africa Government Bond, ZAR	8.000%	01/31/30	0.8%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	0.8%
Petroleos Mexicanos	6.750%	09/21/47	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIEDX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

March 31, 2025

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Institutional International Trust

❯	International Equity Fund

❯	Emerging Markets Equity Fund

❯	International Fixed Income Fund

❯	Emerging Markets Debt Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	66
Statements of Operations	68
Statements of Changes in Net Assets	69
Financial Highlights	71
Notes to Financial Statements	73
Other Information - (Form N-CSRS Items 8-11)(Unadited)	92

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.3%
Australia — 4.1%
AGL Energy Ltd	475,607	$3,131
AMP Ltd	1,023,091	794
Aristocrat Leisure Ltd	581,921	23,471
Aurizon Holdings	519,892	1,008
Beach Energy	166,839	151
Bendigo & Adelaide Bank Ltd	122,282	816
BlueScope Steel Ltd	726,250	9,701
Brambles Ltd	839,837	10,581
Bravura Solutions	19,803	28
Charter Hall Group ‡	166,516	1,692
Cochlear Ltd	11,663	1,917
Codan Ltd	31,527	308
Computershare Ltd	443,946	10,913
Dexus ‡	205,593	912
Emerald Resources NL *	388,204	907
Evolution Mining Ltd	1,644,307	7,337
GenusPlus Group	7,212	13
Gold Road Resources Ltd	265,618	482
GPT Group/The ‡	726,667	1,988
Helia Group Ltd	109,333	274
HUB24 Ltd	45,774	1,968
Insurance Australia Group Ltd	375,955	1,824
JB Hi-Fi Ltd	42,030	2,450
Lottery Corp Ltd/The	428,951	1,280
National Australia Bank Ltd	35,712	766
Netwealth Group Ltd	21,593	350
Northern Star Resources Ltd	905,221	10,423
Nufarm Ltd	7,831	19
Nuix Ltd *	69,813	135
Ora Banda Mining *	351,307	240
Orica Ltd	110,313	1,176
Origin Energy Ltd	172,633	1,139
Pepper Money	65,618	58
Pinnacle Investment Management Group Ltd	95,806	1,057
Pro Medicus Ltd	84,333	10,645
Qantas Airways Ltd	2,437,939	13,861
QBE Insurance Group Ltd	77,708	1,071
Qube Holdings Ltd	661,238	1,633
REA Group Ltd	64,721	8,955
Regis Healthcare Ltd	11,851	50
Regis Resources Ltd *	280,833	693
Resolute Mining Ltd *	841,885	245
Service Stream	24,201	26
South32 Ltd	591,671	1,189
Stockland ‡	461,480	1,420
Technology One Ltd	70,123	1,230
Zip Co Ltd *	716,653	736
		141,063

Austria — 0.8%
ANDRITZ AG	27,213	1,525
BAWAG Group AG	31,967	3,295

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DO & CO AG *	431	$76
Erste Group Bank AG	222,797	15,396
OMV AG	62,096	3,194
Palfinger AG	2,403	73
Raiffeisen Bank International AG	87,517	2,256
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,866	1,316
voestalpine AG	58,115	1,420
		28,551

Belgium — 1.0%
Ageas SA/NV	60,072	3,597
Anheuser-Busch InBev SA/NV	145,279	8,923
Barco NV	10,143	130
Bekaert SA	1,265	45
Cofinimmo ‡	17,546	1,156
Colruyt Group N.V	11,822	485
Deme Group NV	6,118	863
Groupe Bruxelles Lambert NV	10,835	808
KBC Group NV	156,462	14,246
UCB SA	29,593	5,205
		35,458

Brazil — 1.2%
Ambev SA	6,761,900	16,008
Banco do Brasil SA	2,540,000	12,514
MercadoLibre Inc *	2,818	5,498
NU Holdings Ltd, Cl A *	390,807	4,002
Pluxee NV	190,607	3,888
		41,910

Canada — 1.3%
ADENTRA Inc	15,200	291
Aecon Group Inc ‡	30,200	355
AGF Management Ltd, Cl B	14,781	104
Amerigo Resources Ltd	54,600	72
Aritzia Inc *	33,700	1,184
Athabasca Oil Corp *	44,800	174
Canadian Natural Resources Ltd	128,099	3,941
Canadian Pacific Kansas City Ltd	92,615	6,503
Centerra Gold Inc, Cl Common Subs. Receipt	12,746	81
Chorus Aviation *	8,057	106
Coveo Solutions Inc *	17,400	65
Empire Co Ltd, Cl A	169,500	5,682
Enerflex Ltd	308,500	2,384
Ensign Energy Services Inc *	31,927	52
Exco Technologies Ltd	7,454	30
Fiera Capital Corp, Cl A	162,315	691
Finning International Inc	20,900	588
Fortuna Mining Corp *	263,700	1,603
iA Financial Corp Inc	22,800	2,165
Knight Therapeutics Inc *	13,700	59
Magna International Inc, Cl A	452,956	15,394
Martinrea International Inc	52,481	256

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
North West Co Inc/The	3,400	$120
Paramount Resources Ltd, Cl A	42,000	544
Pason Systems Inc	14,633	134
Secure Energy Services	30,900	337
Source Energy Services Ltd *	4,700	33
Torex Gold Resources Inc *	11,700	324
Trican Well Service Ltd	8,200	27
		43,299

China — 3.4%
Alibaba Group Holding Ltd	1,957,354	32,391
BOC Hong Kong Holdings Ltd	2,483,700	10,058
China Beststudy Education Group	201,000	108
China Merchants Bank Co Ltd, Cl H	1,316,842	7,809
China Overseas Land & Investment Ltd	6,520,921	11,674
Haier Smart Home Co Ltd, Cl A	4,412,539	14,226
Meituan, Cl B *	366,200	7,370
Mobvista *	134,000	120
Prosus NV	37,169	1,725
SITC International Holdings Co Ltd	1,930,929	5,249
Tencent Holdings Ltd	85,300	5,451
VSTECS Holdings Ltd	1,836,000	1,577
Weichai Power Co Ltd, Cl H	5,504,930	11,596
Wilmar International Ltd	739,152	1,832
Yangzijiang Shipbuilding Holdings Ltd	2,758,641	4,839
		116,025

Denmark — 2.8%
AP Moller - Maersk A/S, Cl B	8,753	15,218
Coloplast A/S, Cl B	58,963	6,178
Danske Bank A/S	690,767	22,587
DSV A/S	30,501	5,892
Genmab A/S *	20,604	4,010
H Lundbeck A/S	143,402	722
Novo Nordisk A/S, Cl B	315,822	21,573
Pandora A/S	85,885	13,149
Per Aarsleff Holding A/S	14,177	1,004
Ringkjoebing Landbobank	6,058	1,078
ROCKWOOL A/S, Cl B	5,486	2,272
Sydbank AS	33,850	2,121
		95,804

Finland — 1.2%
Kone Oyj, Cl B	94,174	5,191
Konecranes Oyj	24,564	1,570
Nokia Oyj	2,518,741	13,252
Nokia Oyj ADR	1,030,816	5,432
Nordea Bank Abp	115,239	1,472
Olvi Oyj, Cl A	1,170	43
Orion Oyj, Cl B	85,355	5,065
Puuilo Oyj	8,408	103
Sanoma OYJ	12,125	117
Terveystalo Oyj	6,988	87
Vaisala Oyj, Cl A	476	23

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wartsila OYJ Abp, Cl B	451,573	$8,050
		40,405

France — 6.7%
Accor SA	235,066	10,709
Air Liquide SA	46,021	8,733
Alten SA	10,665	1,040
Amundi SA	294,627	23,059
Arkema SA	188,949	14,453
AXA SA	87,968	3,755
BNP Paribas SA	80,041	6,683
Bouygues SA	2,125	84
Bureau Veritas SA	121,980	3,697
Carrefour SA	281,508	4,022
Cie de Saint-Gobain SA	52,727	5,247
Cie Generale des Etablissements Michelin SCA	647,490	22,734
Dassault Systemes SE	38,422	1,461
Engie SA	125,063	2,434
EssilorLuxottica SA	19,546	5,627
Gaztransport Et Technigaz SA	7,022	1,064
Hermes International SCA	757	1,990
Ipsen SA	18,245	2,099
Kering SA	13,232	2,750
Klepierre SA ‡	87,678	2,932
La Francaise des Jeux SAEM	21,461	675
Legrand SA	65,067	6,884
L'Oreal SA	7,643	2,838
LVMH Moet Hennessy Louis Vuitton SE	15,205	9,406
Nexans SA	594	58
Orange SA	150,979	1,954
Publicis Groupe SA	77,687	7,322
Renault SA	35,237	1,783
Rexel SA	796,328	21,440
Safran SA	36,484	9,596
SCOR SE	54,892	1,584
Societe BIC SA	19,095	1,291
Societe Generale SA	112,345	5,063
Sodexo SA	97,308	6,244
Technip Energies NV	10,237	334
Teleperformance SE	245,611	24,671
TotalEnergies SE	23,344	1,503
Unibail-Rodamco-Westfield ‡	42,064	3,543
Vivendi SE	459,468	1,376
		232,138

Georgia — 0.1%
Bank of Georgia Group	14,956	1,057
TBC Bank Group PLC	22,615	1,205
		2,262

Germany — 11.1%
adidas AG	99,627	23,474
Aroundtown SA *	430,065	1,177
Aurubis	10,984	1,041

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Auto1 Group *	49,498	$1,100
BASF SE	543,216	27,203
Bayer AG	636,432	15,241
Bilfinger Berger	13,341	961
Cewe Stiftung & Co KGAA	1,219	136
Commerzbank AG	231,675	5,296
Continental AG	317,340	22,356
CTS Eventim AG & Co KGaA	22,526	2,258
Daimler Truck Holding AG	729,827	29,535
Deutsche Bank AG	178,823	4,258
Deutsche Boerse AG	63,883	18,830
Deutsche Lufthansa AG	209,736	1,527
Deutsche Post AG	24,878	1,067
Deutsche Telekom AG	192,697	7,107
Duerr AG	24,234	612
DWS Group GmbH & Co KGaA	31,848	1,744
Elmos Semiconductor SE	462	29
Evonik Industries AG	722,411	15,645
Fresenius Medical Care AG	399,091	19,839
Fresenius SE & Co KGaA *	31,385	1,339
GEA Group AG	76,078	4,620
Heidelberg Materials AG	88,388	15,221
HOCHTIEF AG	8,534	1,458
Indus Holding AG	2,579	68
IONOS Group SE *	7,642	213
K+S AG	76,422	1,043
Knorr-Bremse AG	111,593	10,145
Krones AG	3,432	468
LANXESS AG	970	29
Mercedes-Benz Group AG	219,666	12,963
MLP SE	19,863	163
MTU Aero Engines AG	8,140	2,826
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,894	3,720
Nemetschek SE	3,453	402
Rational AG	1,426	1,187
Rheinmetall AG	1,136	1,624
RWE AG	97,534	3,479
SAP SE	232,078	62,122
Scout24 SE	84,590	8,849
Siemens Energy AG *	478,695	28,349
Stroeer SE & Co KGaA	8,580	502
SUESS MicroTec SE	30,494	1,142
Talanx AG	27,562	2,896
thyssenkrupp AG	474,783	4,870
TUI AG *	155,129	1,069
Zalando SE *	328,467	11,381
		382,584

Hong Kong — 1.2%
Cafe de Coral Holdings Ltd	27,152	26
Chaoda Modern Agriculture Holdings *	122,000	4
CK Asset Holdings Ltd	1,455,323	5,889
CK Infrastructure Holdings Ltd	60,021	359

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Futu Holdings Ltd ADR	76,829	$7,864
Hang Lung Group Ltd	39,000	57
Hongkong Land Holdings Ltd	622,800	2,685
Hysan Development Co Ltd	77,000	125
Jardine Matheson Holdings Ltd	94,959	4,010
Johnson Electric Holdings Ltd	56,486	114
Kerry Properties Ltd	445,560	1,051
Link REIT ‡	512,162	2,400
Plover Bay Technologies	171,000	140
Prudential PLC	125,887	1,357
Stella International Holdings Ltd	591,431	1,317
Super Hi International Holding Ltd *	31,000	70
Swire Pacific Ltd, Cl A	222,000	1,960
Techtronic Industries Co Ltd	119,020	1,427
United Laboratories International Holdings Ltd/The	705,101	1,327
WH Group Ltd	8,329,271	7,649
Yue Yuen Industrial Holdings Ltd	733,500	1,179
		41,010

India — 0.2%
ICICI Bank Ltd ADR	188,950	5,956

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT	42,886,508	10,367
First Pacific Co Ltd	1,542,026	934
First Resources Ltd	116,300	151
		11,452

Ireland — 1.0%
Accenture PLC, Cl A	23,200	7,239
AerCap Holdings NV	13,848	1,415
AIB Group PLC	226,611	1,462
Amarin Corp PLC ADR *	85,503	38
Bank of Ireland Group PLC	1,857,449	21,924
Kerry Group PLC, Cl A	19,315	2,021
		34,099

Israel — 1.6%
Automatic Bank Services	3,740	25
Bank Hapoalim BM	288,939	3,909
Bank Leumi Le-Israel BM	684,619	9,199
Camtek Ltd	510	30
Check Point Software Technologies Ltd *	89,713	20,447
Diplomat Holdings	1,969	23
El Al Israel Airlines *	71,409	216
First International Bank Of Israel Ltd/The	23,208	1,172
FMS Enterprises Migun	592	28
Fox Wizel Ltd	445	36
Isracard Ltd	22,396	99
Israel Discount Bank Ltd, Cl A	381,062	2,649
Mizrahi Tefahot Bank Ltd	60,844	2,730
Nexxen International ADR *	19,882	166
Nice Ltd ADR *	3,199	493
Nova Ltd *	6,526	1,203
One Software Technologies	2,714	50

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Plus500 Ltd	40,250	$1,428
Telephone Aviv Stock Exchange	71,476	841
Tower Semiconductor Ltd *	19,775	700
Valens Semiconductor Ltd *	29,460	60
Wix.com Ltd *	54,480	8,901
		54,405

Italy — 3.5%
A2A SpA	3,357,668	8,084
ACEA SpA	33,116	682
Arnoldo Mondadori Editore SpA	10,762	25
Ascopiave SpA	24,514	81
Azimut Holding SpA	15,908	445
Banca Generali SpA	36,528	2,056
Banca IFIS SpA	42,422	986
Banca Mediolanum SpA	344,139	5,558
Banca Popolare di Sondrio SPA	27,817	336
Banco di Desio e della Brianza SpA	62,838	541
BPER Banca SPA	609,082	4,776
Buzzi SpA	14,040	675
CIR SpA-Compagnie Industriali *	257,347	153
Coca-Cola HBC AG	80,556	3,645
d'Amico International Shipping SA	126,836	461
De' Longhi SpA	13,054	433
Enel SpA	2,897,097	23,478
Eni SpA	183,306	2,832
Ferrari NV	28,763	12,271
FinecoBank Banca Fineco SpA	100,457	1,988
Generali	164,972	5,789
Intesa Sanpaolo SpA	638,964	3,290
Iren SpA	493,045	1,256
Iveco Group NV	34,821	572
Leonardo SpA	397,762	19,351
MFE-MediaForEurope NV, Cl A	183,512	666
Moncler SpA	22,891	1,409
OVS SpA	63,845	220
Recordati Industria Chimica e Farmaceutica SpA	19,674	1,114
Reply	9,752	1,596
UniCredit SpA	123,635	6,933
Unipol Gruppo SpA	479,822	7,673
Webuild SpA	441,752	1,520
		120,895

Japan — 12.6%
ADEKA	54,081	980
Advantest Corp	14,862	664
AGC Inc	34,688	1,059
Aisin Seiki	100,549	1,102
Alfresa Holdings Corp	63,049	895
Alps Alpine Co Ltd	92,437	949
Amada Co Ltd	195,008	1,905
Amano Corp	15,500	416
Asahi Group Holdings Ltd	153,096	1,962

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Asahi Kasei Corp	392,738	$2,762
Asics Corp	228,061	4,851
Bridgestone Corp	295,035	11,888
Brother Industries Ltd	77,992	1,416
Canon Inc	223,425	6,988
Canon Marketing Japan Inc	12,850	440
Capcom Co Ltd	19,534	484
Central Japan Railway Co	238,612	4,565
Chubu Electric Power Co Inc	59,448	646
Chugai Pharmaceutical Co Ltd	85,620	3,934
Citizen Watch Co Ltd	157,204	944
COMSYS Holdings Corp	46,044	982
Credit Saison Co Ltd	42,467	1,012
Daicel Corp	107,139	936
Daiichi Sankyo Co Ltd	33,038	789
Daito Trust Construction Co Ltd	8,215	843
Daiwa House Industry Co Ltd	125,342	4,158
Daiwa Securities Group Inc	264,152	1,784
Dowa Holdings Co Ltd	31,206	972
Electric Power Development Co Ltd	53,568	908
ENEOS Holdings Inc	277,065	1,466
Fast Retailing Co Ltd	9,543	2,849
Fujikura Ltd	105,311	3,912
Fujitec	27,978	1,115
Fujitsu Ltd	6,318	126
Fukuoka Financial Group Inc	273,157	7,291
Hanwa Co Ltd	171	6
Haseko Corp	78,375	1,035
Hikari Tsushin Inc	7,272	1,883
Hirose Electric Co Ltd	5,996	697
Hisamitsu Pharmaceutical Co Inc	34,562	939
Hitachi Ltd	244,325	5,754
Honda Motor Co Ltd	108,734	987
Hoya Corp	21,956	2,485
Iida Group Holdings Co Ltd	203,286	3,111
Inpex Corp	361,414	5,028
Japan Airlines Co Ltd	59,021	1,014
Japan Post Holdings Co Ltd	421,808	4,242
Japan Post Insurance Co Ltd	76,767	1,569
Japan Tobacco Inc	78,296	2,159
JFE Holdings Inc	215,068	2,648
JTEKT Corp	132,522	1,007
JVCKenwood Corp	18,610	157
Kakaku.com Inc	62,090	892
Kanematsu Corp	51,563	874
Kansai Electric Power Co Inc/The	105,013	1,250
Kao Corp	149,423	6,487
KDDI Corp	240,966	3,818
Keyence Corp	5,809	2,291
Kobe Steel Ltd	157,665	1,836
Kokuyo Co Ltd	22,856	438
Komatsu Ltd	704,538	20,693
Konami Group Corp	39,924	4,729

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Konica Minolta Inc *	256,345	$869
Kuraray Co Ltd	167,449	2,070
Kyushu Electric Power Co Inc	101,975	893
Mabuchi Motor Co Ltd	64,003	983
Makita Corp	211,458	7,027
Mazda Motor Corp	251,286	1,613
Medipal Holdings Corp	66,871	1,047
MINEBEA MITSUMI Inc	1,070,306	15,691
MIRAIT ONE corp	64,463	943
Mitsubishi Electric Corp	33,950	628
Mitsubishi Heavy Industries Ltd	659,707	11,364
Mitsubishi Materials Corp	58,317	960
Mitsubishi Motors Corp	317,151	877
Mitsubishi UFJ Financial Group Inc	256,200	3,503
Mitsui Mining & Smelting Co Ltd	31,097	914
Miura Co Ltd	37,543	749
Mizuho Financial Group Inc	357,100	9,830
Morinaga Milk Industry Co Ltd	21,900	456
MS&AD Insurance Group Holdings Inc	50,606	1,104
Murata Manufacturing Co Ltd	68,450	1,059
Nagase & Co Ltd	44,521	794
Nexon Co Ltd	152,600	2,096
NGK Insulators Ltd	97,600	1,206
Nintendo Co Ltd	111,959	7,634
NIPPON EXPRESS HOLDINGS INC	57,957	1,059
Nippon Paint Holdings Co Ltd	370,109	2,788
Nippon Shinyaku Co Ltd	23,836	610
Nippon Shokubai Co Ltd	76,420	893
Nippon Steel Corp	192,273	4,127
Nippon Telegraph & Telephone Corp	1,129,240	1,095
Nippon Yusen KK	110,600	3,666
Nipro Corp	102,566	934
Nissan Motor Co Ltd	80,316	207
Nissui Corp	168,400	1,018
Niterra Co Ltd	29,039	889
Nitto Denko Corp	117,259	2,175
NOK Corp	65,412	966
Nomura Research Institute Ltd	8,258	270
NS Solutions Corp	33,633	866
NSK Ltd	211,513	908
Obayashi	235,680	3,154
Oji Holdings Corp	312,255	1,313
Olympus Corp	651,797	8,558
Ono Pharmaceutical Co Ltd	183,154	1,976
Open House Group Co Ltd	24,695	923
Oracle Corp Japan	8,214	867
ORIX Corp	38,225	801
Panasonic Holdings Corp	272,514	3,261
Recruit Holdings Co Ltd	50,335	2,616
Rengo Co Ltd	158,593	844
Resona Holdings Inc	2,517,162	22,046
Ricoh Co Ltd	27,906	296
Ryohin Keikaku Co Ltd	99,203	2,718

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sankyo Co Ltd	155,722	$2,282
Sankyu Inc	25,967	1,070
Sanrio Co Ltd	50,175	2,328
Santen Pharmaceutical Co Ltd	201,606	1,926
Sanwa Holdings Corp	68,365	2,200
SBI Sumishin Net Bank Ltd	6,455	178
Seiko Epson Corp	179,125	2,878
Sekisui House Ltd	77,500	1,740
Seven & i Holdings Co Ltd	158,585	2,303
Shikoku Electric Power Co Inc	111,433	864
Shimizu	135,173	1,207
Shionogi & Co Ltd	395,376	5,986
Ship Healthcare Holdings Inc	66,076	887
Socionext Inc	39,500	481
Sohgo Security Services Co Ltd	129,469	977
Sojitz Corp	71,578	1,582
Subaru Corp	153,676	2,760
Sumitomo Heavy Industries Ltd	43,941	903
Sumitomo Mitsui Financial Group Inc	269,503	6,951
Sumitomo Rubber Industries Ltd	78,952	1,001
Suntory Beverage & Food Ltd	678,030	22,437
Suzuken Co Ltd/Aichi Japan	36,245	1,201
T&D Holdings Inc	254,592	5,465
Taiheiyo Cement Corp	41,280	1,084
Takashimaya Co Ltd	85,612	698
Takeda Pharmaceutical Co Ltd	339,640	10,097
TDK Corp	1,979,013	20,801
Terumo Corp	229,934	4,339
Toho Holdings Co Ltd	35,030	1,048
Tohoku Electric Power Co Inc	138,895	961
Tokuyama Corp	53,328	1,003
Tokyo Electric Power Co Holdings Inc *	546,233	1,577
Toray Industries Inc	1,940,327	13,300
Tosoh Corp	87,958	1,214
Toyo Suisan Kaisha Ltd	19,453	1,155
Toyota Tsusho Corp	54,909	928
Tsubakimoto Chain Co	9,229	115
UBE Corp	60,949	893
USS Co Ltd	104,589	975
Yamada Holdings Co Ltd	304,222	876
Yokohama Rubber Co Ltd/The	43,915	1,016
ZOZO Inc	147,612	1,418
		435,281

Jordan — 0.0%
Hikma Pharmaceuticals PLC	574	14

Liechtenstein — 0.0%
VP Bank AG, Cl A	353	33

Luxembourg — 0.8%
ArcelorMittal SA	975,877	28,161
SES SA, Cl A	105,629	627
		28,788

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Macao — 0.4%
Galaxy Entertainment Group Ltd	3,842,500	$15,019

Netherlands — 4.6%
ABN AMRO Bank NV	276,742	5,825
Adyen NV *	9,263	14,184
Aegon Ltd	146,572	962
Akzo Nobel NV	208	13
Argenx SE *	1,342	791
ASM International NV	8,331	3,793
ASML Holding NV	6,764	4,472
ASML Holding NV, Cl G	8,320	5,513
Flow Traders Ltd	23,822	703
ING Groep NV	1,585,940	31,039
Koninklijke Ahold Delhaize NV	759,250	28,333
Koninklijke BAM Groep SE	87,045	487
Koninklijke KPN NV	5,994	25
Koninklijke Philips NV *	316,798	8,057
Koninklijke Vopak NV	19,636	852
Nedap NV	1,390	98
NN Group NV	135,512	7,533
Randstad NV	439,256	18,240
Wolters Kluwer NV	170,457	26,513
		157,433

New Zealand — 0.1%
Channel Infrastructure NZ Ltd	37,937	42
Fisher & Paykel Healthcare Corp Ltd	170,811	3,252
Freightways Group Ltd	8,186	48
NZX Ltd	27,444	25
Xero Ltd *	11,847	1,155
		4,522

Norway — 1.5%
2020 Bulkers Ltd	2,287	24
AF Gruppen ASA	3,040	40
Aker Solutions ASA	313,569	1,007
Bouvet ASA	8,403	60
DNB Bank ASA	74,592	1,960
Equinor ASA	1,221,390	32,213
Hoegh Autoliners ASA	1,955	14
Kongsberg Gruppen ASA	32,690	4,787
NORBIT ASA	3,128	36
Orkla ASA	301,153	3,298
Pexip Holding	13,265	49
Telenor ASA	445,847	6,362
Wallenius Wilhelmsen ASA, Cl B	1,979	14
Wilh Wilhelmsen Holding ASA, Cl B	1,218	42
		49,906

Singapore — 1.9%
City Developments Ltd	238,882	888
ComfortDelGro Corp Ltd	839,358	910
DBS Group Holdings Ltd	69,858	2,398
Genting Singapore Ltd	1,932,498	1,072
Grab Holdings Ltd, Cl A *	724,562	3,282

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hafnia Ltd	39,685	$164
IGG Inc	237,587	111
Keppel DC REIT ‡	609,800	971
Oversea-Chinese Banking Corp Ltd	1,140,400	14,610
Sea Ltd ADR *	232,342	30,318
Singapore Airlines Ltd	476,938	2,402
Singapore Exchange Ltd	186,263	1,843
Singapore Technologies Engineering Ltd	404,700	2,032
STMicroelectronics NV, Cl Y	11,715	257
Suntec Real Estate Investment Trust ‡	1,074,967	940
United Overseas Bank Ltd	90,424	2,550
UOL Group Ltd	229,058	1,005
Venture Corp Ltd	94,924	870
		66,623

South Korea — 0.8%
Coupang Inc, Cl A *	264,164	5,793
Samsung Electronics Co Ltd	393,072	15,584
Shinhan Financial Group Co Ltd	199,854	6,396
		27,773

Spain — 2.1%
Acerinox SA	96,249	1,126
ACS Actividades de Construccion y Servicios SA	77,843	4,451
Aena SME SA	8,539	2,001
Amadeus IT Group SA, Cl A	168,456	12,888
Banco Bilbao Vizcaya Argentaria SA	614,868	8,383
Banco Santander SA	1,126,932	7,584
CaixaBank SA	3,180,128	24,747
Iberdrola SA	95,524	1,541
Industria de Diseno Textil SA	49,773	2,476
Logista Integral SA	29,439	935
Mapfre SA	338,375	1,041
Repsol SA	331,875	4,402
Telefonica SA	200,287	943
Unicaja Banco SA	638,454	1,180
		73,698

Sweden — 2.3%
AAK AB	70,446	1,968
Acast *	15,216	23
Alligo, Cl B	522	7
AQ Group AB	1,905	31
Assa Abloy AB, Cl B	38,155	1,146
Atlas Copco AB, Cl A	146,348	2,339
Avanza Bank Holding	47,683	1,457
Beijer Alma AB	1,686	33
Betsson AB, Cl B	109,533	1,698
BHG Group *	27,480	64
Bonava AB, Cl B *	29,435	27
Cellavision AB	1,302	22
Evolution AB	21,506	1,603
Fastighets Balder AB, Cl B *	62,210	390
Getinge AB, Cl B	91,163	1,966

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Green Landscaping Group *	3,736	$24
H & M Hennes & Mauritz AB, Cl B	210,947	2,784
Hanza	10,948	78
Industrivarden AB, Cl A	56,938	2,093
Industrivarden AB, Cl C	57,058	2,098
INVISIO	23,990	917
Kinnevik	116,733	825
Lime Technologies	574	19
Loomis AB, Cl B	31,902	1,293
Mycronic AB	13,202	555
NCC AB, Cl B	72,376	1,374
Pandox AB, Cl B	3,713	64
Peab AB, Cl B	138,775	1,063
Proact IT Group	8,051	96
Ratos AB, Cl B	43,842	141
Saab AB, Cl B	11,916	469
Securitas AB, Cl B	719,852	10,193
Skandinaviska Enskilda Banken AB, Cl A	584,822	9,627
Skanska AB, Cl B	1,707	38
SkiStar AB	1,603	26
SSAB AB, Cl B	384,437	2,344
Stillfront Group AB *	109,892	52
Storskogen Group AB, Cl B	534,714	696
Sweco, Cl B	3,566	64
Swedbank AB, Cl A	121,277	2,764
Telefonaktiebolaget LM Ericsson ADR	2,071,291	16,073
Telia Co AB	1,235,858	4,459
Thule Group AB	3,311	95
Truecaller, Cl B	369,183	2,506
Volati AB	3,063	34
Volvo Car AB, Cl B *	1,839,574	3,548
Wihlborgs Fastigheter AB	13,418	132
		79,318

Switzerland — 4.0%
ABB Ltd	387,206	19,978
AC Immune SA *	11,256	21
Accelleron Industries AG	55,538	2,575
Autoneum Holding AG	658	86
Belimo Holding AG	3,184	1,963
BKW AG	11,125	1,946
Chocoladefabriken Lindt & Spruengli AG	287	3,880
Cicor Technologies Ltd *	670	73
Cie Financiere Richemont SA, Cl A	33,062	5,771
dormakaba Holding AG	3,317	2,476
DSM-Firmenich AG	4,561	451
EMS-Chemie Holding AG	1,381	941
Geberit AG	3,326	2,084
Givaudan SA	372	1,600
Helvetia Holding AG	13,653	2,832
Julius Baer Group Ltd	317,628	22,015
Logitech International SA	165,099	13,989
Lonza Group AG	1,099	679
On Holding AG, Cl A *	231,842	10,182

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schindler Holding AG	38,849	$12,175
SGS SA	6,227	620
Sonova Holding AG	2,660	777
Stadler Rail	39,702	930
Sulzer	7,826	1,335
UBS Group AG	814,410	25,013
Zurich Insurance Group AG	6,279	4,382
		138,774

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	63,743	10,581

United Kingdom — 11.1%
3i Group PLC	164,920	7,749
Adaptimmune Therapeutics PLC ADR *	246,744	49
AJ Bell PLC	163,166	854
ARM Holdings PLC ADR *	50,127	5,353
Associated British Foods PLC	41,086	1,018
AstraZeneca PLC	95,865	14,066
Auto Trader Group PLC	144,289	1,394
BAE Systems PLC	532,590	10,746
Balfour Beatty PLC	165,599	931
Barclays PLC	6,596,477	24,784
Barclays PLC ADR	1,267,797	19,473
Bellway PLC	3,194	98
Berkeley Group Holdings PLC	31,873	1,482
Breedon Group PLC	165,020	955
British Land Co PLC/The	472,321	2,260
BT Group PLC, Cl A	535,489	1,148
Carnival PLC ADR *	229,191	4,018
Centrica PLC	940,487	1,820
CK Hutchison Holdings Ltd	782,615	4,412
Coca-Cola Europacific Partners PLC	12,420	1,081
Compass Group PLC	152,360	5,036
Computacenter PLC	35,635	1,131
Cranswick PLC	18,710	1,185
Diageo PLC	415,038	10,838
Drax Group	167,637	1,267
easyJet PLC	139,480	801
Firstgroup PLC	498,805	1,004
Games Workshop Group PLC	6,156	1,118
Gamma Communications PLC	46,249	728
Global Ship Lease Inc, Cl A	12,426	284
Grafton Group	90,545	1,008
Greggs PLC	10,533	238
GSK PLC ADR	199,244	7,719
Halma PLC	104,485	3,503
Hill & Smith	40,789	925
Howden Joinery Group PLC	98,294	919
HSBC Holdings PLC	2,271,849	25,735
IMI PLC	42,494	1,044
Imperial Brands PLC	217,309	8,035
Inchcape PLC	124,798	1,079

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intertek Group PLC	108,325	$7,038
Investec PLC	865,660	5,359
J Sainsbury PLC	7,485,719	22,799
JET2 PLC	50,795	816
Johnson Matthey PLC	63,174	1,085
Just Group PLC	576,091	1,093
Kingfisher PLC	771,812	2,540
Lancashire Holdings Ltd	117,885	879
Land Securities Group PLC ‡	130,187	927
Legal & General Group PLC	117,786	371
Man Group PLC/Jersey	129,603	332
Marks & Spencer Group PLC	1,510,587	6,969
Morgan Sindall Group PLC	18,757	804
National Grid PLC	50,320	656
NatWest Group PLC	3,154,404	18,610
Next PLC	45,453	6,544
Ninety One PLC	192,875	366
OSB Group PLC	188,356	1,053
Paragon Banking Group PLC	99,554	946
Premier Foods PLC	394,455	934
Quilter PLC	1,071,341	2,038
Reckitt Benckiser Group PLC	420,600	28,419
RELX PLC	53,166	2,668
Rolls-Royce Holdings PLC *	2,008,361	19,505
Rotork PLC	228,950	930
Sage Group PLC/The	139,479	2,188
Schroders PLC	232,647	1,052
Smith & Nephew PLC	516,560	7,259
Softcat PLC	45,300	928
Standard Chartered PLC	856,533	12,701
Tate & Lyle	146,499	979
Tesco PLC	3,364,808	14,465
Travis Perkins PLC	1,289,925	9,195
Unilever PLC	243,598	14,524
Vesuvius PLC	183,043	923
Vodafone Group PLC	4,486,459	4,212
Volution Group PLC	127,935	894
WH Smith PLC	20,652	271
		380,560

United States — 9.3%
Aon PLC, Cl A	11,249	4,489
Arch Capital Group Ltd	72,686	6,991
Atlassian Corp, Cl A *	19,217	4,078
BP PLC	860,061	4,822
CyberArk Software Ltd *	9,911	3,350
Experian PLC	92,931	4,303
GSK PLC	1,536,591	29,342
Holcim AG	24,203	2,604
ICON PLC *	34,337	6,009
Inmode Ltd *	49,963	886
Linde PLC	11,123	5,179
Medtronic PLC	167,986	15,095
Monday.com Ltd *	23,671	5,756

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Navigator Holdings Ltd	9,350	$124
Nestle SA	135,504	13,693
Novartis AG	264,324	29,357
Roche Holding AG	246,963	81,278
Sanofi SA	223,699	24,743
Shell PLC	728,153	26,595
Signify NV	103,206	2,239
Spotify Technology SA *	50,538	27,797
Stellantis NV	167,697	1,879
STERIS PLC	24,315	5,511
Swiss Re AG	28,616	4,870
Tenaris SA	239,125	4,675
Waste Connections Inc	22,766	4,444
		320,109

Total Common Stock
(Cost $2,734,293) ($ Thousands)		3,215,748
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 3.0%
U.S. Treasury Bill
4.262%, 08/28/2025 (A)	$104,193	102,421

Total U.S. Treasury Obligation
(Cost $102,394) ($ Thousands)		102,421

	Shares
PREFERRED STOCK — 0.5%
Germany — 0.5%
FUCHS SE, 2.800%	19,723	949
Henkel AG & Co KGaA (B)	105,784	8,408
Jungheinrich AG (B)	14,608	509
Porsche Automobil Holding SE, 2.530%	61,521	2,315
Volkswagen AG, 7.200%	42,945	4,378

Total Preferred Stock
(Cost $15,600) ($ Thousands)		16,559

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.177%**†	28,567,871	28,568
Total Cash Equivalent
(Cost $28,568) ($ Thousands)		28,568
Total Investments in Securities — 97.6%
(Cost $2,880,855) ($ Thousands)		$3,363,296

SEI Institutional International Trust

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	176	Jun-2025	$10,444	$9,865	$(460)
FTSE 100 Index	59	Jun-2025	6,690	6,543	(107)
Hang Seng Index	4	Apr-2025	606	596	(10)
SPI 200 Index	28	Jun-2025	3,486	3,437	6
TOPIX Index	44	Jun-2025	7,804	7,832	95
			$29,030	$28,273	$(476)

A list of the open OTC Swap agreement held by the Fund at March 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	12/15/2029	USD	–	$7,286	$–	$7,286
								$7,286	$–	$7,286

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of March 31, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

283,052	BNP PARIBAS SA ACT -A-	$22,605	$974	18.5%
367,208	RECRUIT HOLDINGS CO. LTD.	21,299	(2,560)	17.5
1,865,749	CAIXABANK S.A. SHS	14,100	331	11.6
243,500	SOFTBANK GROUP CORP.	12,784	(630)	10.5
516,064	FUJITSU LTD.	10,416	(236)	8.5
32,588	DASSAULT AVIATION SA ACT	10,304	412	8.5
2,759,733	INTERNATIONAL CONSOLIDATED AIRLINES GROUP SA REGIS	9,933	(751)	8.2
1,750,130	NATWEST GROUP PLC REGISTERED SHS	9,823	685	8.1
445,115	NEC CORP.	8,799	557	7.2
590,909	STANDARD CHARTERED PLC REGISTERED SHS	8,830	(97)	7.2
182,963	EXPERIAN PLC REGISTERED SHS	8,294	126	6.8
306,360	REXEL SA ACT	8,156	27	6.7
315,930	DNB BANK ASA REGISTERED SHS	7,985	266	6.6
584,575	BANCO BILBAO VIZCAYA ARGENTARIA SA REGISTERED SHS	7,936	(17)	6.5
76,748	PUBLICIS GROUPE SA ACT	7,517	(341)	6.2
483,208	SANKYO CO. LTD.	7,305	(141)	6.0
294,700	SONY GROUP CORP.	6,940	464	5.7
189,892	DEUTSCHE TELEKOM AG NAMEN-AKT	6,971	34	5.7
3,686,836	CENTRICA PLC REGISTERED SHS	6,862	226	5.6
970,137	BANCO SANTANDER SA REGISTERED SHS	6,491	2	5.3
52,943	IPSEN ACT	6,300	(228)	5.2
135,929	SOCIETE GENERALE SA ACT	5,917	151	4.9
228,400	SUMITOMO MITSUI FINANCIAL GROUP INC.	5,882	(31)	4.8
157,089	TOKIO MARINE HOLDINGS INC.	5,874	201	4.8
37,343	TOKYO ELECTRON LTD.	5,373	(307)	4.4
660,380	DAI-ICHI LIFE HOLDINGS INC.	4,884	167	4.0
69,512	TREND MICRO INC.	4,692	19	3.9
219,185	JAPAN POST INSURANCE CO. LTD.	4,491	6	3.7

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

138,011	BIPROGY INC.	$4,114	$137	3.4%
252,172	SAGE GROUP PLC REGISTERED SHS	3,902	16	3.2
40,416	SHOPIFY INC REGISTERED SHS	3,826	28	3.1
112,235	SANWA HOLDINGS CORP.	3,691	(97)	3.0
504,266	MAZDA MOTOR CORP.	3,500	(248)	2.9
184,750	MITSUBISHI ELECTRIC CORP.	3,438	(79)	2.8
140,622	CAPCOM CO. LTD.	3,267	178	2.7
296,299	JAPAN POST HOLDINGS CO. LTD.	3,158	(169)	2.6
195,690	IVECO GROUP N.V. REGISTERED SHS	3,212	(33)	2.6
135,402	SUBARU CORP.	2,528	(90)	2.1
114,533	OTSUKA CORP.	2,513	14	2.1
677,028	BARCLAYS PLC REGISTERED SHS	2,531	12	2.1
386,791	INVESTEC PLC REGISTERED SHS	2,499	(112)	2.1
248,761	VALEO SE ACT	2,570	(269)	2.1
124,244	KOKUYO CO. LTD.	2,310	79	1.9
69,850	CANON MARKETING JAPAN INC.	2,343	62	1.9
62,434	PLUS500 LTD REGISTERED SHS	2,135	140	1.8
32,100	NINTENDO CO. LTD.	2,213	(48)	1.8
122,640	MIZUNO CORP.	2,119	19	1.7
34,596	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA BE	2,013	(46)	1.7
55,649	TECHNIP ENERGIES N.V. BEARER AND REGISTERED SHS	1,780	28	1.5
704,512	MAN GROUP PLC REGISTERED SHS	1,879	(81)	1.5
161,694	RICOH CO. LTD.	1,754	(39)	1.4
12,883	EURONEXT NV BEARER AND REGISTERED SHS	1,746	111	1.4
21,340	TEMENOS AG NAMEN-AKT	1,664	(24)	1.4
55,877	EISAI CO. LTD.	1,605	(37)	1.3
56,590	TIS INC.	1,609	(40)	1.3
163,181	SANTEN PHARMACEUTICAL CO. LTD.	1,553	5	1.3
146,494	JAPAN EXCHANGE GROUP INC.	1,591	(75)	1.3
29,100	SHIBAURA MECHATRONICS CORP.	1,420	(11)	1.2
19,321	SCREEN HOLDINGS CO. LTD.	1,421	(202)	1.2
269,010	NOKIA CORP SHS SPONSORED AMERICAN DEPOSITARY RECEI	1,434	(30)	1.2
13,093	HOLCIM AG NAMEN-AKT	1,402	(3)	1.2
281,261	SUMITOMO PHARMA CO. LTD.	1,347	18	1.1
59,292	MIXI INC.	1,371	(47)	1.1
27,332	3I GROUP PLC REGISTERED SHS	1,304	(34)	1.1
6,640	HELVETIA HOLDING AG NAMEN-AKT	1,371	-	1.1
105,424	FRESNILLO PLC REGISTERED SHS	1,274	(22)	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(1,224,612)	DAVIDE CAMPARI-MILANO N.V. REGISTERED SHS	$(7,683)	$534	(6.3)%
(126,597)	DR. ING. H.C. F. PORSCHE AKTIENGESELLSCHAFT VORZ-I	(7,346)	1,074	(6.0)
(5,698)	BARRY CALLEBAUT AG NAMEN-AKT	(7,218)	(319)	(5.9)
(2,098,468)	EDP S.A REGISTERED SHS	(7,061)	19	(5.8)
(148,278)	ORSTED REGISTERED SHS	(6,913)	454	(5.7)
(712,478)	NESTE CORPORATION REGISTERED SHS	(6,808)	98	(5.6)
(49,487)	REDCARE PHARMACY N.V. BEARER SHS	(6,869)	530	(5.6)
(758,485)	EDP RENOVAVEIS SA BEARER SHS	(6,850)	544	(5.6)
(425,956)	FRONTLINE PLC REGISTERED SHS	(6,573)	170	(5.4)
(1,285,366)	ENERGY FUELS INC REGISTERED SHS	(5,309)	516	(4.4)
(194,686)	DELIVERY HERO SE NAMEN-AKT UNITARY	(5,133)	524	(4.2)
(61,023)	ZEALAND PHARMA A/S SHS	(5,174)	613	(4.2)
(58,451)	ELIA GROUP SA/NV ACT	(5,042)	(126)	(4.1)
(464,062)	BITDEER TECHNOLOGIES GROUP REGISTERED SHS-A-	(4,802)	712	(3.9)
(523,892)	NEXTDC LTD REGISTERED SHS	(4,192)	494	(3.4)
(310,285)	OCI N.V. REGISTERED SHS	(3,842)	289	(3.2)
(365,000)	KEISEI ELECTRIC RAILWAY CO. LTD.	(3,664)	396	(3.0)
(20,028)	ICON PLC REGISTERED SHS	(3,697)	198	(3.0)

SEI Institutional International Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(43,645)	GERRESHEIMER AG INHABER-AKT	$(3,635)	$339	(3.0)%
(379,023)	GENIUS SPORTS LIMITED REGISTERED SHS	(3,486)	(302)	(2.9)
(165,309)	NATIONAL AUSTRALIA BANK LTD REGISTERED SHS	(3,474)	(40)	(2.9)
(2,532,200)	DENISON MINES CORP REGISTERED SHS	(3,504)	203	(2.9)
(498,792)	NOKIAN TYRES PLC REGISTERED SHS	(3,531)	54	(2.9)
(139,100)	SEIBU HOLDINGS INC.	(3,306)	229	(2.7)
(68,910)	BIRKENSTOCK HOLDING LIMITED REGISTERED SHS	(3,132)	(28)	(2.6)
(188,756)	TEVA PHARMACEUTICAL INDUSTRIES LTD SHS SPONSORED A	(3,152)	256	(2.6)
(143,382)	STEVANATO GROUP S.P.A. AZ NOMINATIVA	(2,879)	(44)	(2.4)
(139,597)	BASIC-FIT N.V. REGISTERED SHS	(2,773)	(69)	(2.3)
(78,488)	GOLAR LNG LTD REGISTERED SHS	(2,658)	(349)	(2.2)
(374,246)	NEUREN PHARMACEUTICALS LTD REGISTERED SHS	(2,601)	(185)	(2.1)
(194,400)	RESERVE BALANCE	(2,392)	(47)	(2.0)
(37,779)	ERAMET SA ACT	(2,397)	368	(2.0)
(1,034,368)	BORR DRILLING LTD REGISTERED SHS	(2,335)	70	(1.9)
(402,946)	YELLOW CAKE PLC REGISTERED SHS	(2,260)	87	(1.9)
(348,167)	MEGAPORT LTD REGISTERED SHS	(2,170)	88	(1.8)
(95,954)	WIZZ AIR HOLDINGS PLC REGISTERED SHS	(2,062)	192	(1.7)
(117,788)	AMG CRITICAL MATERIALS N.V. BEARER AND REGISTERED	(2,022)	208	(1.7)
(67,100)	MONEY FORWARD INC.	(1,896)	106	(1.6)
(39,976)	SALMAR ASA REGISTERED SHS	(1,948)	39	(1.6)
(118,129)	GETLINK SE ACT	(1,975)	(58)	(1.6)
(17,508)	BANQUE CANTONALE VAUDOISE ACT NOM	(1,882)	(23)	(1.5)
(158,600)	MITSUI E&S CO. LTD.	(1,858)	82	(1.5)
(332,699)	PENNON GROUP PLC REGISTERED SHS	(1,790)	(134)	(1.5)
(71,800)	HARMONIC DRIVE SYSTEMS INC.	(1,745)	213	(1.4)
(115,590)	BURFORD CAPITAL LIMITED REGISTERED SHS	(1,579)	55	(1.3)
(379,885)	RENTOKIL INITIAL PLC REGISTERED SHS	(1,605)	(140)	(1.3)
(75,100)	KOKUSAI ELECTRIC CORP.	(1,509)	797	(1.2)
(17,016)	JYSKE BANK A/S REGISTERED SHS	(1,432)	32	(1.2)
(89,062)	ENLIGHT RENEWABLE ENERGY LTD REGISTERED SHS	(1,513)	110	(1.2)
(240,700)	ORIENT CORP.	(1,310)	(14)	(1.1)
(162,465)	AYVENS ACT	(1,387)	(30)	(1.1)
(45,693)	SCOR SE ACT	(1,309)	(3)	(1.1)
(1,034,424)	OXFORD NANOPORE TECHNOLOGIES PLC REGISTERED SHS	(1,363)	9	(1.1)
(31,700)	SWCC CORP.	(1,246)	(72)	(1.0)
(114,800)	OSAKA SODA CO. LTD.	(1,229)	(17)	(1.0)
(311,300)	ENERGY FUELS INC REGISTERED SHS	(1,279)	127	(1.0)
(140,900)	AYA GOLD & SILVER INC REGISTERED SHS	(1,183)	94	(1.0)
(24,789)	REMY COINTREAU SA ACT	(1,207)	54	(1.0)
(78,261)	ASHTROM GROUP LTD REGISTERED SHS	(1,245)	179	(1.0)
(36,158)	EDENRED ACT PORTEUR ET/OU NOMINATIF	(1,253)	85	(1.0)
(12,186)	PERNOD RICARD SA ACT	(1,273)	74	(1.0)
(26,828)	SILTRONIC AG NAMEN-AKT	(1,266)	114	(1.0)

Percentages are based on Net Assets of $3,445,653 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	No interest rate available.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Equity Fund (Concluded)

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,215,748	–	–	3,215,748
U.S. Treasury Obligation	–	102,421	–	102,421
Preferred Stock	16,559	–	–	16,559
Cash Equivalent	28,568	–	–	28,568
Total Investments in Securities	3,260,875	102,421	–	3,363,296

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	101	–	–	101
Unrealized Depreciation	(577)	–	–	(577)
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	7,286	–	7,286
Total Other Financial Instruments	(476)	7,286	–	6,810

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$61,716	$264,907	$(298,055)	$—	$—	$28,568	$866	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.5%
Austria — 0.2%
Erste Group Bank AG	32,405	$2,239

Brazil — 3.7%
Ambev SA ADR	1,146,107	2,670
Banco do Brasil SA	53,342	263
BB Seguridade Participacoes SA	270,534	1,906
C&A MODAS SA	1,392,800	2,595
Cia de Saneamento Basico do Estado de Sao Paulo	18,262	326
CPFL Energia SA	544,195	3,600
Cyrela Brazil Realty SA Empreendimentos e Participacoes	84,100	350
Embraer SA ADR *	38,848	1,795
Lojas Renner SA	128,460	276
MercadoLibre Inc *	501	977
Natura & Co Holding SA	3,887,200	6,834
Odontoprev	65,500	119
Petroleo Brasileiro SA	457,412	3,271
Porto Seguro SA	39,800	277
Raia Drogasil SA	1,453,900	4,858
Sendas Distribuidora S/A	1,430,000	1,882
Telefonica Brasil SA	145,022	1,267
TIM SA/Brazil	2,605,200	8,174
TOTVS SA	393,400	2,304
Vale SA	278,965	2,772
Vibra Energia SA	1,034,488	3,226
WEG SA	281,400	2,225
		51,967

Canada — 0.3%
Pan American Silver Corp	139,991	3,616

Chile — 0.9%
Banco de Chile	63,132,483	8,323
Empresas Copec SA	103,500	712
Enel Chile SA	6,371,900	418
Enel Chile SA ADR	72,058	236
Enersis	5,212,500	506
Engie Energia Chile *	119,600	123
Falabella SA	207,569	863
Latam Airlines Group ADR	29,110	910
		12,091

China — 26.4%
3SBio Inc	999,492	1,537
AAC Technologies Holdings Inc	456,697	2,787
Airtac International Group	21,270	540
Akeso Inc *	162,000	1,597
Alibaba Group Holding Ltd	3,216,664	53,231
Aluminum Corp of China Ltd, Cl A	106,082	110
Anhui Conch Cement, Cl A	44,800	150
Anhui Conch Cement Co Ltd, Cl H	1,262,100	3,570
Anker Innovations Technology, Cl A	16,800	239
BAIC Motor Corp Ltd, Cl H	414,300	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Baidu Inc ADR *	118,042	$10,863
Beijing Tiantan Biological Products Corp Ltd, Cl A	101,992	286
Bosideng International Holdings Ltd	3,115,746	1,599
BYD Co Ltd, Cl A	10,900	567
BYD Co Ltd, Cl H	81,500	4,128
Cambricon Technologies, Cl A *	2,400	208
Centre Testing International Group Co Ltd, Cl A	2,918,000	5,186
China CITIC Bank Corp Ltd, Cl A	315,000	309
China CITIC Bank Corp Ltd, Cl H	3,994,100	3,133
China Communications Services Corp Ltd, Cl H	2,811,572	1,539
China Construction Bank Corp, Cl H	1,183,979	1,049
China Everbright Bank Co Ltd, Cl H	269,518	110
China Feihe Ltd	1,034,072	780
China Hongqiao Group Ltd	866,443	1,793
China Life Insurance Co Ltd, Cl A	40,300	209
China Life Insurance Co Ltd, Cl H	1,569,089	3,034
China Meidong Auto Holdings Ltd	8,948,000	2,440
China Merchants Bank Co Ltd, Cl H	184,900	1,096
China Merchants Port Holdings Co Ltd	389,967	671
China Overseas Land & Investment Ltd	797,500	1,428
China Pacific Insurance Group Co Ltd, Cl A	146,600	651
China Pacific Insurance Group Co Ltd, Cl H	396,658	1,250
China Railway Signal & Communication Corp Ltd, Cl H	722,580	299
China Reinsurance Group, Cl H	3,918,200	485
China Resources Land Ltd	2,750,500	9,125
China Tower, Cl H	160,320	216
CITIC Ltd	289,709	358
Consun Pharmaceutical Group	108,000	128
Contemporary Amperex Technology Co Ltd, Cl A	386,400	13,524
CRRC Corp Ltd, Cl A	242,600	236
Dong-E-E-Jiao Co Ltd, Cl E	19,100	159
Eastroc Beverage Group Co Ltd, Cl A	116,553	4,004
Far East Horizon Ltd	1,925,117	1,576
FinVolution Group ADR	113,324	1,091
Foshan Haitian Flavouring & Food Co Ltd, Cl A	1,982,360	11,106
Fufeng Group Ltd	1,050,559	824
Fuyao Glass Industry Group Co Ltd, Cl A	51,900	419
GDS Holdings, Cl A *	177,800	562
Geely Automobile Holdings Ltd	2,226,963	4,781
Genertec Universal Medical Group	579,000	390
Giant Biogene Holding Co ltd	281,119	2,557
Goneo Group Co Ltd, Cl A	22,491	223
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	984,689	4,373
Guotai Junan Securities Co Ltd, Cl A	230,700	547
Haier Smart Home Co Ltd, Cl A	3,383,000	10,907
Haitian International Holdings Ltd	109,200	290

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hello Group Inc ADR	147,346	$930
Hithink RoyalFlush Information Network, Cl A	7,800	307
Huaqin Technology, Cl A	11,100	123
Huatai Securities Co Ltd, Cl A	99,400	227
Hubei Jumpcan Pharmaceutical Co Ltd, Cl A	30,100	116
Hygon Information Technology Co Ltd, Cl A	30,400	596
Industrial & Commercial Bank of China Ltd, Cl H	10,344,109	7,382
iQIYI Inc ADR *	1,776,517	4,015
JD.com Inc ADR	255,671	10,513
JD.com Inc, Cl A	271,063	5,577
Jiangsu Hengrui Pharmaceuticals Co Ltd, Cl A	383,100	2,594
Jiangsu Yuyue Medical Equipment & Supply Co Ltd, Cl A	104,800	504
Jinan Acetate Chemical	4,900	128
JinkoSolar Holding ADR	8,600	160
Kingsoft Corp Ltd	384,700	1,874
Kunlun Energy Co Ltd	5,224,635	5,106
Lens Technology Co Ltd, Cl A	70,800	248
Luxshare Precision Industry Co Ltd, Cl A	88,600	501
Meituan, Cl B *	1,030,390	20,737
NetEase Inc	680,291	13,977
New China Life Insurance Co Ltd, Cl A	114,100	811
New China Life Insurance Co Ltd, Cl H	37,900	145
Ningbo Deye Technology Co Ltd, Cl A	20,500	259
Orient Securities Co Ltd/China, Cl A	112,000	146
PDD Holdings Inc ADR *	22,001	2,604
People's Insurance Co Group of China Ltd/The, Cl A	565,300	532
People's Insurance Co Group of China Ltd/The, Cl H	6,103,169	3,162
PetroChina Co Ltd, Cl H	3,391,576	2,750
PICC Property & Casualty Co Ltd, Cl H	5,127,338	9,496
Ping An Insurance Group Co of China Ltd, Cl A	71,600	510
Ping An Insurance Group Co of China Ltd, Cl H	2,583,268	15,422
Pop Mart International Group Ltd	295,115	5,965
Qifu Technology Inc ADR	58,963	2,648
Qingdao Port International Co Ltd, Cl H	670,700	555
Sany Heavy Industry, Cl A	132,800	350
Seazen Group Ltd *	1,048,300	273
SF Holding Co Ltd, Cl A	271,900	1,617
Shanghai Industrial Holdings Ltd	420,144	630
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	225,000	104
Shenwan Hongyuan Group Co Ltd, Cl A	1,266,900	862
Shenzhen Envicool Technology Co Ltd, Cl A	439,600	2,388
Shenzhen International Holdings Ltd	19,304	20
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	91,500	406
Simcere Pharmaceutical Group	162,700	165

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sinopec Engineering Group Co Ltd, Cl H	847,319	$600
Tencent Holdings Ltd	637,363	40,731
Trip.com Group Ltd	50,867	3,234
Vipshop Holdings Ltd ADR	582,889	9,140
WUS Printed Circuit Kunshan Co Ltd, Cl A	85,500	393
Xiaomi Corp, Cl B *	1,293,923	8,189
Yangzijiang Shipbuilding Holdings Ltd	942,116	1,653
Yunnan Yuntianhua Co Ltd, Cl A	97,000	306
Yutong Bus Co Ltd, Cl A	128,700	471
Zhejiang China Commodities City Group, Cl A	119,100	250
Zhejiang NHU Co Ltd, Cl A	42,500	131
Zhejiang Sanhua Intelligent Controls, Cl A	256,800	1,028
Zoomlion Heavy Industry Science and Technology Co Ltd	2,508,000	1,845
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	371,569	385
		370,169

Colombia — 0.0%
Bancolombia SA ADR, Cl R	18,054	726

Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	741,274	1,209
Eastern Co SAE	681,700	448
		1,657

Germany — 0.0%
Infineon Technologies AG	14,848	494

Greece — 1.4%
Alpha Services and Holdings SA	1,534,948	3,683
Danaos Corp	8,248	644
Eurobank Ergasias Services and Holdings SA	3,880,124	10,413
Hellenic Telecommunications Organization SA	125,590	2,041
JUMBO SA	9,900	271
Metlen Energy & Metals SA	29,160	1,284
Motor Oil Hellas Corinth Refineries SA	17,345	415
National Bank of Greece SA	23,394	240
OPAP SA	11,787	234
Piraeus Financial Holdings SA	202,996	1,114
		20,339

Hong Kong — 1.6%
AIA Group Ltd	1,432,000	10,842
Chaoda Modern Agriculture Holdings *	102,809	4
China High Precision Automation Group Ltd *(A)	1,385,624	40
Hong Kong Exchanges & Clearing Ltd	70,900	3,154
United Laboratories International Holdings Ltd/The	802,090	1,510
Vitasoy International Holdings Ltd	3,074,000	3,978

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WH Group Ltd	3,202,107	$2,940
		22,468

Hungary — 2.0%
Magyar Telekom Telecommunications PLC	521,729	2,273
MOL Hungarian Oil & Gas PLC	410,126	3,229
OTP Bank Nyrt	255,640	17,171
Richter Gedeon Nyrt	182,964	5,040
		27,713

India — 11.8%
Aditya Birla Sun Life Asset Management	29,700	220
Ajanta Pharma Ltd	6,200	190
AMI Organics	9,600	273
Apollo Hospitals Enterprise Ltd	29,892	2,309
Ashok Leyland Ltd	938,312	2,224
Bajaj Finance Ltd	1,500	156
Bharat Petroleum Corp Ltd	495,312	1,604
Bharti Airtel Ltd	170,136	3,440
Britannia Industries Ltd	43,383	2,500
BSE	1,900	121
Cartrade Tech Ltd *	76,995	1,476
Chambal Fertilisers and Chemicals Ltd	90,000	655
Coromandel International Ltd	94,050	2,174
Cummins India Ltd	5,198	185
Deepak Fertilisers & Petrochemicals	14,500	188
Divi's Laboratories Ltd	27,800	1,873
DLF Ltd	214,857	1,698
Dr Reddy's Laboratories Ltd ADR	610,274	8,050
eClerx Services Ltd	13,000	420
General Insurance Corp of India	204,895	1,003
GHCL Ltd	32,343	232
Gillette India Ltd	4,600	431
Great Eastern Shipping Co Ltd/The	74,939	813
HCL Technologies Ltd	383,646	7,107
HDFC Asset Management Co Ltd	1,586	74
HDFC Bank Ltd	226,563	4,829
HDFC Bank Ltd ADR	307,733	20,446
Hero MotoCorp Ltd	30,600	1,328
Hindalco Industries Ltd	109,806	871
Hindustan Petroleum Corp Ltd	29,300	123
Hindustan Zinc Ltd	100,000	536
ICICI Bank Ltd	300,446	4,722
ICICI Bank Ltd ADR	515,140	16,237
Indus Towers Ltd *	43,400	169
Infosys Ltd	203,704	3,733
Infosys Ltd ADR	604,562	11,033
IRB Infrastructure Developers Ltd	2,532,134	1,327
Jindal Saw Ltd	131,300	412
L&T Finance Ltd	561,032	1,001
LIC Housing Finance Ltd	64,100	421
Life Insurance Corp of India	40,200	374
LT Foods	25,300	112
Mahanagar Gas Ltd	22,200	358

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mahindra & Mahindra Ltd	4,300	$133
Mahindra & Mahindra Ltd GDR	266,946	8,316
Manappuram Finance Ltd	123,156	334
Maruti Suzuki India Ltd	16,669	2,239
Muthoot Finance Ltd	125,005	3,475
National Aluminium Co Ltd	371,100	756
Nava	31,500	190
Nippon Life India Asset Management Ltd	32,799	221
NMDC Ltd	1,369,509	1,095
Nuvama Wealth Management Ltd	3,700	262
Oberoi Realty Ltd	9,500	181
Oil & Natural Gas Corp Ltd	1,637,868	4,707
Persistent Systems	2,400	154
Petronet LNG Ltd	1,723,653	5,904
Phoenix Mills Ltd/The	136,501	2,616
PNB Housing Finance Ltd *	28,100	288
Power Grid Corp of India Ltd	297,214	1,006
REC Ltd	62,433	311
Redington Ltd	180,100	510
Reliance Industries Ltd	375,074	5,576
Shriram Finance	442,690	3,381
Sun Pharmaceutical Industries Ltd	104,100	2,110
Tata Consultancy Services Ltd	56,656	2,383
Tata Steel Ltd	756,818	1,352
Tech Mahindra Ltd	89,129	1,470
UltraTech Cement Ltd	5,200	698
United Spirits Ltd	64,600	1,057
Vedanta Ltd	839,397	4,523
Welspun	48,900	493
Wipro Ltd	204,700	624
Zensar Technologies	24,500	199
Zomato Ltd *	323,701	760
		164,772

Indonesia — 2.3%
Aspirasi Hidup Indonesia Tbk PT	15,734,300	473
Astra International Tbk PT	10,833,645	3,206
Bank Central Asia Tbk PT	17,363,100	8,871
Bank Rakyat Indonesia Persero Tbk PT	39,982,828	9,665
Bank Syariah Indonesia Tbk PT	10,454,500	1,465
Indofood Sukses Makmur Tbk PT	3,901,814	1,672
Japfa Comfeed Indonesia	2,371,800	287
Kalbe Farma Tbk PT	75,250,500	5,160
Perusahaan Gas Negara Tbk PT	8,650,100	808
		31,607

Japan — 0.4%
Unicharm Corp	623,800	4,983

Kuwait — 0.0%
Humansoft Holding Co KSC	69,900	597

Luxembourg — 0.1%
ZABKA GROUP SA *	381,555	2,041

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Malaysia — 0.9%
Eco World Development Group	532,100	$237
IHH Healthcare Bhd	1,173,600	1,830
IJM Corp Bhd	668,836	319
IOI	125,100	103
KPJ Healthcare Bhd	888,100	534
My EG Services Bhd	481,227	100
Petronas Gas Bhd	148,100	563
Public Bank Bhd	5,893,900	5,883
Sime Darby Bhd	130,228	65
SP Setia Group	950,500	254
Sunway Real Estate Investment Trust ‡	850,500	349
Tenaga Nasional Bhd	466,037	1,408
United Plantations	63,450	321
Westports Holdings Bhd	729,746	790
		12,756

Mexico — 2.7%
America Movil SAB de CV	773,200	551
Arca Continental SAB de CV	129,400	1,353
BBB Foods Inc, Cl A *	61,162	1,632
Cemex SAB de CV ADR	286,776	1,609
Coca-Cola Femsa SAB de CV	331,641	3,044
El Puerto de Liverpool SAB de CV	146,685	688
Fomento Economico Mexicano SAB de CV	1,313,200	12,785
Fomento Economico Mexicano SAB de CV ADR	20,428	1,993
Genomma Lab Internacional SAB de CV, Cl B	447,800	554
Gentera SAB de CV	83,400	129
Grupo Financiero Banorte SAB de CV, Cl O	1,594,500	11,074
Regional SAB de CV	306,900	1,953
		37,365

Netherlands — 0.2%
SBM Offshore NV	148,474	3,161

New Zealand — 0.1%
a2 Milk Co Ltd/The	274,157	1,361

Peru — 0.0%
Intercorp Financial Services	8,300	275

Philippines — 0.5%
Aboitiz Power	284,400	192
Alliance Global Group Inc	1,476,100	157
BDO Unibank Inc	983,071	2,634
Converge Information and Communications Technology Solutions	1,541,800	501
DigiPlus Interactive	236,700	149
Globe Telecom Inc	5,500	216
GT Capital Holdings Inc	71,132	634
International Container Terminal Services Inc	60,208	374
Manila Electric Co	170,660	1,640

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Puregold Price Club Inc	684,200	$337
		6,834

Poland — 1.1%
Alior Bank	77,708	2,408
CD Projekt SA	16,700	917
Enea SA *	195,458	774
KGHM Polska Miedz SA	85,183	2,781
KRUK SA	13,716	1,341
PGE Polska Grupa Energetyczna SA *	676,000	1,389
Powszechny Zaklad Ubezpieczen SA	365,535	5,304
		14,914

Portugal — 0.4%
Galp Energia SGPS SA, Cl B	131,526	2,302
Jeronimo Martins SGPS SA	157,294	3,330
		5,632

Qatar — 0.2%
Barwa Real Estate Co	532,700	385
Ooredoo QPSC	820,178	2,658
		3,043

Romania — 0.2%
NEPI Rockcastle NV	464,551	3,347

Russia — 0.0%
Alrosa PJSC (A)	605,728	–
Gazprom PJSC *	279,264	–
Gazprom PJSC ADR	35,029	–
LUKOIL PJSC	109,206	–
Mobile TeleSystems PJSC	1,398,028	–
Rosneft Oil Co PJSC (A)	230,389	–
Sberbank of Russia PJSC (A)	417,388	–
Sberbank of Russia PJSC ADR	58,444	–
Surgutneftegas PJSC ADR *	501,658	–
		–

Saudi Arabia — 1.1%
Arabian Centres Co	64,969	356
Arabian Internet & Communications Services	26,885	2,166
Elm Co	1,100	284
Etihad Etisalat Co	369,489	6,008
Riyad Bank	331,725	2,909
Saudi Arabian Oil Co	123,483	880
Saudi Telecom Co	44,011	532
United Electronics Co	80,859	2,025
		15,160

Singapore — 0.2%
Sea Ltd ADR *	15,463	2,018
Yangzijiang Financial Holding Ltd	473,000	279
		2,297

South Africa — 5.3%
Absa Group Ltd	575,754	5,562

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AVI Ltd	1,998,476	$9,652
Capitec Bank Holdings Ltd	33,702	5,714
Clicks Group Ltd	130,143	2,397
Discovery Ltd	178,044	1,931
Foschini Group Ltd/The	64,339	435
Hyprop Investments Ltd ‡	317,427	719
Impala Platinum Holdings Ltd *	431,848	2,964
Kumba Iron Ore Ltd	12,067	205
Life Healthcare Group Holdings Ltd	883,100	664
Momentum Group Ltd	1,073,445	1,822
Mr Price Group Ltd	147,030	1,778
Naspers Ltd, Cl N	110,720	27,373
Nedbank Group Ltd	272,733	3,815
Old Mutual Ltd	1,106,575	716
Pepkor Holdings Ltd	732,000	1,016
Redefine Properties Ltd ‡	2,797,800	637
Resilient REIT Ltd ‡	252,179	780
Reunert Ltd	34,084	112
Sanlam Ltd	306,238	1,378
Telkom SA SOC Ltd *	57,500	116
Tiger Brands Ltd	32,800	496
Truworths International Ltd	103,614	405
Vodacom Group Ltd	314,800	2,156
Vukile Property Fund Ltd ‡	819,529	777
		73,620

South Korea — 10.1%
BNK Financial Group Inc	66,100	464
Cosmax Inc	16,052	1,801
Coway Co Ltd	98,273	5,414
DB Insurance Co Ltd	7,154	432
DL E&C	7,200	204
Doosan Enerbility Co Ltd *	75,401	1,211
Hana Financial Group Inc	410,435	16,758
Hankook Tire & Technology Co Ltd	73,730	1,985
Hanwha Aerospace Co Ltd	500	215
Hanwha Corp	5,500	154
HD Korea Shipbuilding & Offshore Engineering Co Ltd	2,000	275
Hyundai Glovis Co Ltd	25,909	1,992
Hyundai Marine & Fire Insurance Co Ltd *	12,127	181
Hyundai Mobis Co Ltd	14,386	2,560
Hyundai Rotem Co Ltd	31,187	2,243
Industrial Bank of Korea	160,382	1,556
JB Financial Group Co Ltd	30,300	360
KB Financial Group Inc	12,411	673
Kia Corp	297,006	18,785
Korea Investment Holdings Co Ltd	26,695	1,335
Korean Air Lines Co Ltd	94,447	1,375
Krafton Inc *	6,412	1,466
KT Corp	26,833	904
KT Corp ADR	18,008	319
KT&G Corp	21,701	1,493
LG Chem Ltd	16,753	2,817

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LG Corp	135,721	$5,986
LG Electronics Inc	122,828	6,479
LG Uplus Corp	187,267	1,311
LS Industrial Systems Co Ltd	10,209	1,250
NAVER Corp	23,348	3,051
NH Investment & Securities Co Ltd	61,195	587
Samsung Biologics Co Ltd *	3,260	2,262
Samsung Electronics Co Ltd	720,722	28,573
Samsung Fire & Marine Insurance Co Ltd	800	195
Samsung Heavy Industries *	252,683	2,331
Samsung Securities Co Ltd	16,234	503
SK Biopharmaceuticals Co Ltd *	17,269	1,178
SK Hynix Inc	57,707	7,693
SK Square Co Ltd *	142,308	9,116
SK Telecom Co Ltd	19,030	717
Woori Financial Group Inc	227,383	2,568
		140,772

Taiwan — 13.2%
Accton Technology Corp	120,700	2,139
Acter Group Corp Ltd	34,600	372
Advantech Co Ltd	827,950	9,460
Alchip Technologies Ltd	20,000	1,686
Asustek Computer Inc	11,035	205
Cathay Financial Holding Co Ltd	1,416,900	2,644
Chipbond Technology Corp	102,600	202
Chroma ATE Inc	82,000	717
Compal Electronics Inc	423,989	412
CTBC Financial Holding Co Ltd	8,677,000	10,433
CyberPower Systems	30,000	256
Delta Electronics Inc	229,000	2,533
Elite Material Co Ltd	43,000	720
Eva Airways Corp	1,993,500	2,453
Fubon Financial Holding Co Ltd	642,704	1,671
Fusheng Precision Co Ltd	84,535	892
Hon Hai Precision Industry Co Ltd	376,000	1,696
Kaori Heat Treatment Co Ltd	30,000	204
King Slide Works	14,700	749
Largan Precision Co Ltd	57,538	4,144
Macronix International Co Ltd	3,040,000	1,919
MediaTek Inc	209,018	9,009
Micro-Star International Co Ltd	949,000	4,686
Nan Pao Resins Chemical Co Ltd	24,300	266
Nien Made Enterprise Co Ltd	51,986	624
Posiflex Technology	11,500	95
Pou Chen Corp	1,255,847	1,347
Primax Electronics Ltd	191,500	482
Realtek Semiconductor Corp	42,233	673
Taiwan Semiconductor Manufacturing Co Ltd	3,147,615	88,646
Taiwan Semiconductor Manufacturing Co Ltd ADR	94,808	15,738
Uni-President Enterprises Corp	6,804,055	16,592
Universal Microwave Technology Inc	144,000	1,707

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zhen Ding Technology Holding Ltd	46,500	$148
		185,520

Thailand — 1.5%
Advanced Info Service	188,000	1,529
Advanced Info Service PCL NVDR	146,200	1,189
Bangkok Bank PCL NVDR	15,969	69
CPN Retail Growth Leasehold REIT ‡	309,500	108
Kasikornbank PCL NVDR	2,822,500	13,486
Krung Thai Bank PCL NVDR	1,628,930	1,161
PTT Exploration & Production PCL	333,472	1,149
PTT Exploration & Production PCL NVDR	185,960	640
Supalai PCL NVDR	333,738	158
Thai Beverage PCL	3,521,200	1,333
Thanachart Capital PCL NVDR	298,518	438
		21,260

Turkey — 0.0%
Ulker Biskuvi Sanayi AS *	137,083	435

Türkiye — 0.5%
Akbank TAS	328,057	452
Haci Omer Sabanci Holding AS	1,701,730	3,765
Turk Hava Yollari AO *	62,162	509
Turkcell Iletisim Hizmetleri AS	159,506	402
Turkiye Garanti Bankasi AS	277,548	863
Turkiye Is Bankasi AS, Cl C	717,900	232
Turkiye Petrol Rafinerileri AS	66,600	242
		6,465

United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	136,187	404
Air Arabia PJSC	1,359,950	1,145
Aldar Properties PJSC	924,843	2,112
Dubai Islamic Bank PJSC	427,823	833
Emaar Development PJSC	338,514	1,124
Emaar Properties PJSC	5,272,143	19,093
Emirates Telecommunications Group Co PJSC	613,124	2,821
First Abu Dhabi Bank PJSC	139,621	525
Parkin PJSC	155,800	211
Talabat Holding PLC *	6,220,377	2,401
		30,669

United Kingdom — 1.2%
Anglogold Ashanti	33,893	1,258
Unilever PLC	265,688	15,841
		17,099

United States — 0.2%
EPAM Systems Inc *	9,596	1,620
Titan Cement International SA	32,599	1,504
		3,124

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Vietnam — 0.5%
Vinhomes JSC *		3,250,200	$6,540

Total Common Stock
(Cost $1,110,376) ($ Thousands)			1,309,128

PREFERRED STOCK — 4.4%
Brazil — 3.1%
Banco Bradesco SA (B)		2,930,200	6,467
Itau Unibanco Holding SA ADR (B)		3,301,115	18,156
Itausa SA (B)		1,933,794	3,191
Marcopolo SA (B)		304,780	328
Petroleo Brasileiro SA ADR, Cl A (B)		849,567	11,078
Petroleo Brasileiro SA (B)		692,437	4,501
			43,721

South Korea — 1.3%
Hyundai Motor Co (B)		75,312	7,612
LG Chem Ltd (B)		11,805	932
LG Electronics Inc (B)		38,776	1,000
Samsung Electronics Co Ltd (B)		249,562	8,078
			17,622

Total Preferred Stock
(Cost $65,529) ($ Thousands)			61,343
		Number of Rights
RIGHTS — 0.0%
Brazil — 0.0%
Itausa, Expires 04/14/2025 *		26,622	13
Total Rights
(Cost $—) ($ Thousands)			13

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.641%, 03/31/2174 (C)(D)	BRL	8	1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.177%**†	10,179,545	$10,180
Total Cash Equivalent
(Cost $10,180) ($ Thousands)		10,180
Total Investments in Securities — 98.6%
(Cost $1,186,085) ($ Thousands)		$1,380,665

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets	173	Jun-2025	$9,961	$9,609	$(352)

Percentages are based on Net Assets of $1,399,874 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,307,939	1,149	40	1,309,128
Preferred Stock	61,343	–	–	61,343
Rights	13	–	–	13
Debenture Bond	–	1	–	1
Cash Equivalent	10,180	–	–	10,180
Total Investments in Securities	1,379,475	1,150	40	1,380,665

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(352)	–	–	(352)
Total Other Financial Instruments	(352)	–	–	(352)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$15,496	$128,680	$(133,996)	$—	$—	$10,180	$324	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 94.2%
Australia — 3.2%
Amcor UK Finance
3.950%, 05/29/2032	EUR	650	$703
Australia Government Bond
4.750%, 06/21/2054	AUD	1,625	977
4.500%, 04/21/2033		929	589
3.500%, 12/21/2034		334	194
3.000%, 03/21/2047		627	291
2.750%, 05/21/2041		1,200	581
2.500%, 05/21/2030		3,570	2,084
2.250%, 05/21/2028		2,640	1,575
1.750%, 06/21/2051		3,678	1,209
NBN MTN
4.375%, 03/15/2033	EUR	380	432
New South Wales Treasury
4.750%, 02/20/2035	AUD	878	533
2.000%, 03/08/2033		1,010	514
South Australian Government Financing Authority
4.750%, 05/24/2038		1,002	582
Treasury Corp of Victoria MTN
2.000%, 11/20/2037		2,435	1,034
			11,298

Austria — 0.6%
Republic of Austria Government Bond (A)
4.150%, 03/15/2037	EUR	503	591
3.450%, 10/20/2030		283	318
2.950%, 02/20/2035		499	532
2.100%, 09/20/2117		173	121
1.850%, 05/23/2049		242	193
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		403	473
			2,228

Belgium — 2.4%
Anheuser-Busch InBev MTN
3.950%, 03/22/2044		320	332
FLUVIUS System Operator MTN
3.875%, 05/02/2034		400	437
Kingdom of Belgium Government Bond
4.250%, 03/28/2041(A)		30	35
3.750%, 06/22/2045		378	406
3.500%, 06/22/2055(A)		406	401
3.450%, 06/22/2043(A)		215	223
3.100%, 06/22/2035(A)		4,740	5,034
3.000%, 06/22/2034(A)		505	539
2.850%, 10/22/2034(A)		34	36
2.700%, 10/22/2029(A)		822	894
1.600%, 06/22/2047(A)		41	30
0.800%, 06/22/2027(A)		210	220
			8,587

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Brazil — 0.1%
Nexa Resources
6.750%, 04/09/2034(A)		$200	$207
OEC Finance
9.572%cash/0% PIK, 12/26/2046(B)		204	2
6.081%cash/0% PIK, 10/25/2029		125	1
Raizen Fuels Finance
6.450%, 03/05/2034(A)		200	202
			412

Canada — 5.7%
Alimentation Couche-Tard
4.011%, 02/12/2036	EUR	234	246
Canada Government International Bond
4.625%, 04/30/2029		$270	276
Canada Housing Trust No. 1
2.100%, 09/15/2029(A)	CAD	1,225	829
Canadian Government Bond
4.000%, 06/01/2041		953	735
3.000%, 06/01/2034		180	126
2.750%, 03/01/2030		1,076	752
2.750%, 06/01/2033		188	129
2.500%, 12/01/2032		961	652
2.250%, 06/01/2029		2,645	1,816
2.000%, 12/01/2051		1,579	856
1.750%, 12/01/2053		430	217
1.500%, 06/01/2026		1,406	966
1.250%, 03/01/2027		1,274	865
Canadian Imperial Bank of Commerce
4.508%, SOFRRATE + 0.930%, 09/11/2027 (C)		$355	355
Canadian Treasury Bill
0.000%, 05/22/2025(D)(E)	CAD	1,513	1,047
CDP Financial
1.125%, 04/06/2027(A)	EUR	559	588
CPPIB Capital MTN
5.200%, 03/04/2034	AUD	274	173
0.250%, 04/06/2027	EUR	857	887
OMERS Finance Trust (A)
5.500%, 11/15/2033		$284	299
4.000%, 04/20/2028		250	248
3.125%, 01/25/2029	EUR	250	274
Ontario Teachers' Finance Trust
0.500%, 05/06/2025		1,066	1,149
Ontario Teachers' Finance Trust MTN
0.100%, 05/19/2028		143	143
Province of Alberta Canada MTN
5.200%, 05/15/2034	AUD	550	347
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,158
Province of British Columbia Canada MTN
5.250%, 05/23/2034	AUD	380	240
Province of Manitoba Canada MTN
4.850%, 08/28/2034		405	248

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Province of Ontario Canada
4.700%, 06/02/2037	CAD	570	$428
4.650%, 06/02/2041		540	400
2.900%, 12/02/2046		1,419	803
2.800%, 06/02/2048		1,540	848
Province of Quebec Canada
6.250%, 06/01/2032		720	593
3.500%, 12/01/2048		635	391
Province of Quebec Canada MTN
5.250%, 05/02/2034	AUD	235	149
PSP Capital
3.250%, 07/02/2034(A)	EUR	250	269
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(C)		$260	263
South Bow USA Infrastructure Holdings (A)
6.176%, 10/01/2054		269	257
5.584%, 10/01/2034		289	283
			20,305

Chile — 0.1%
Nacional del Cobre de Chile
5.950%, 01/08/2034(A)		295	299

China — 10.8%
Bank of China MTN
3.200%, 10/18/2025	CNY	43,100	5,996
China Development Bank
4.300%, 08/02/2032		4,000	622
China Development Bank MTN
2.600%, 04/23/2029		7,510	1,034
China Government Bond
3.810%, 09/14/2050		12,450	2,280
3.120%, 10/25/2052		25,060	4,161
2.850%, 06/04/2027		20,200	2,863
2.600%, 09/15/2030		20,620	2,970
2.550%, 10/15/2028		34,750	4,940
2.350%, 02/25/2034		23,760	3,405
2.110%, 08/25/2034		1,020	144
1.910%, 07/15/2029		6,970	973
1.850%, 05/15/2027		5,850	810
1.740%, 10/15/2029		2,240	310
CNPC Global Capital
2.600%, 01/25/2026		11,940	1,648
Industrial & Commercial Bank of China MTN
3.200%, 10/25/2025		34,000	4,710
Prosus MTN
1.985%, 07/13/2033	EUR	750	675
1.288%, 07/13/2029		1,000	972
			38,513

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Colombia — 1.9%
Colombian TES
13.250%, 02/09/2033	COP	567,700	$143
9.250%, 05/28/2042		1,089,400	197
7.750% 09/18/2030		1,622,900	332
7.500% 08/26/2026		250,900	58
7.250%, 10/18/2034		1,545,100	266
7.000%, 03/26/2031		1,308,600	250
6.250%, 07/09/2036		481,100	72
6.000%, 04/28/2028		23,724,800	5,021
5.750%, 11/03/2027		1,919,300	415
			6,754

Czechia — 0.1%
Czech Republic Government Bond
3.500%, 05/30/2035	CZK	1,150	47
1.950%, 07/30/2037		1,330	44
1.500%, 04/24/2040		2,240	65
1.200%, 03/13/2031		9,080	337
			493

Denmark — 0.1%
Denmark Government Bond
4.500%, 11/15/2039	DKK	1,533	267

Finland — 0.1%
Finland Government Bond (A)
3.000%, 09/15/2034	EUR	310	332
2.950%, 04/15/2055		130	125
			457

France — 5.2%
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (C)		300	327
Banque Federative du Credit Mutuel MTN
3.750%, 02/03/2034		300	324
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/2030 (A)(C)		$390	395
BNP Paribas MTN
4.750%, EUR003M + 1.600%, 11/13/2032 (C)	EUR	600	684
BPCE
2.125%, EUSA5 + 2.050%, 10/13/2046 (C)		1,400	1,312
1.000%, 01/20/2026(A)		$950	924
BPCE MTN
4.125%, EUR003M + 1.450%, 03/08/2033 (C)	EUR	1,100	1,202
Credit Agricole MTN
6.500%, EUAMDB05 + 4.207% (C)(F)		400	443
4.125%, 02/26/2036		300	327
Credit Agricole Assurances
4.750%, 09/27/2048(C)		200	223

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Electricite de France MTN
7.500%, EUSA5 + 4.860% (C)(F)	EUR	600	$710
5.875%, BPISDS15 + 3.323% (C)(F)	GBP	400	501
4.625%, 01/25/2043	EUR	900	954
Engie MTN
4.500%, 09/06/2042		300	325
4.250%, 09/06/2034		300	334
French Republic Government Bond OAT (A)
3.600%, 05/25/2042		1,439	1,509
3.250%, 05/25/2055		1,268	1,172
3.000%, 11/25/2034		122	127
2.750%, 02/25/2029		980	1,065
2.750%, 02/25/2030		269	291
2.500%, 09/24/2026		112	122
2.500%, 09/24/2027		2,027	2,200
2.500%, 05/25/2030		155	165
1.750%, 06/25/2039		197	168
0.750%, 05/25/2053		623	307
0.500%, 05/25/2040		628	426
0.000%, 11/25/2029(G)		405	387
Indigo Group SAS
4.500%, 04/18/2030		300	339
TDF Infrastructure SASU
5.625%, 07/21/2028		800	916
Ubisoft Entertainment
0.878%, 11/24/2027		500	490
			18,669

Germany — 4.7%
Bayer
7.000%, EUSA5 + 3.896%, 09/25/2083 (C)		400	454
Bundesobligation
2.500%, 10/11/2029		2,185	2,382
0.000%, 10/09/2026(G)		2,091	2,191
Bundesrepublik Deutschland Bundesanleihe
2.600%, 08/15/2033		2,230	2,405
2.600%, 05/15/2041		77	79
2.500%, 07/04/2044		168	167
2.300%, 02/15/2033		270	286
2.300%, 02/15/2033		618	655
1.800%, 08/15/2053		201	165
Commerzbank
6.500%(C)(F)		400	447
Commerzbank MTN
7.875%, EUAMDB05 + 5.129% (C)(F)		200	235
Deutsche Bank
5.000%, EUR003M + 2.950%, 09/05/2030 (C)		300	342
Deutsche Bank MTN
1.750%, 11/19/2030(C)		900	896
Deutsche Post MTN
3.500%, 03/25/2036		185	197

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
EnBW International Finance BV MTN
4.300%, 05/23/2034	EUR	1,050	$1,173
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	207,000	1,585
Mercedes-Benz Finance North America
5.375%, 11/26/2025(A)		$290	291
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	400	429
Sartorius Finance BV
4.875%, 09/14/2035		200	230
Siemens Financieringsmaatschappij
3.625%, 02/22/2044		100	103
3.375%, 02/22/2037		600	631
Volkswagen International Finance
3.875%(C)(F)		200	203
Volkswagen Leasing GmbH MTN
4.750%, 09/25/2031		321	364
4.000%, 04/11/2031		399	436
Wintershall Dea Finance 2 BV
3.000%(C)(F)		500	502
			16,848

Greece — 0.6%
Hellenic Republic Government Bond (A)
4.125%, 06/15/2054		263	276
3.625%, 06/15/2035		1,843	2,002
			2,278

Hungary — 0.2%
Hungary Government Bond
7.000%, 10/24/2035	HUF	12,060	32
4.750%, 11/24/2032		18,630	43
4.500%, 03/23/2028		192,880	487
3.000%, 10/27/2038		4,830	8
2.000%, 05/23/2029		3,270	7
			577

Iceland — 0.2%
Iceland Rikisbref
6.500%, 01/24/2031	ISK	117,539	874

Indonesia — 1.8%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	496
8.375%, 03/15/2034		32,431,000	2,127
7.500%, 06/15/2035		2,305,000	143
7.375%, 05/15/2048		11,760,000	719
7.000%, 09/15/2030		10,814,000	659
6.750%, 07/15/2035		1,493,000	88
6.625%, 02/15/2034		3,012,000	177
6.500%, 06/15/2025		2,225,000	134
6.500%, 02/15/2031		11,940,000	709
6.375%, 08/15/2028		15,716,000	940

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.500%, 04/15/2026	IDR	4,152,000	$248
			6,440

Ireland — 0.3%
Ireland Government Bond
3.150%, 10/18/2055	EUR	149	151
0.113%, 10/18/2031		364	329
Kerry Group Financial Services MTN
3.375%, 03/05/2033		561	599
			1,079

Israel — 0.0%
Israel Government Bond - Fixed
1.000%, 03/31/2030	ILS	593	136

Italy — 4.4%
ASTM MTN
2.375%, 11/25/2033	EUR	620	587
Autostrade per l'Italia
2.000%, 01/15/2030		1,230	1,237
Autostrade per l'Italia MTN
2.250%, 01/25/2032		720	700
Intesa Sanpaolo MTN
4.875%, 05/19/2030		275	319
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040(A)		961	1,133
4.300%, 10/01/2054(A)		317	329
4.100%, 04/30/2046(A)		222	232
3.850%, 02/01/2035		121	132
3.850%, 10/01/2040(A)		2,233	2,308
3.500%, 03/01/2030(A)		475	528
3.350%, 07/01/2029		3,796	4,189
3.100%, 08/28/2026		763	834
2.500%, 12/01/2032		449	455
2.450%, 09/01/2033(A)		454	453
2.000%, 02/01/2028		604	646
1.450%, 03/01/2036(A)		477	406
0.950%, 06/01/2032		1,062	974
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (A)(C)		$305	271
			15,733

Japan — 13.9%
Development Bank of Japan
2.300%, 03/19/2026	JPY	150,000	1,018
East Japan Railway MTN
3.533%, 09/04/2036	EUR	330	349
Japan Government Forty Year Bond
2.200%, 03/20/2064	JPY	282,600	1,677
1.000%, 03/20/2062		301,050	1,248
Japan Government Ten Year Bond
0.900%, 09/20/2034		87,900	559
0.500%, 12/20/2032		617,550	3,897
0.100%, 12/20/2026		467,700	3,090

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.100%, 09/20/2027	JPY	413,350	$2,713
0.100%, 12/20/2031		146,900	914
Japan Government Thirty Year Bond
2.300%, 03/20/2040		756,950	5,299
0.800%, 09/20/2047		126,100	621
0.700%, 12/20/2051		241,000	1,063
0.400%, 12/20/2049		393,750	1,668
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		50,650	362
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		134,600	948
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		274,450	1,815
Japan Government Twenty Year Bond
1.800%, 09/20/2031		287,200	1,996
1.700%, 06/20/2033		475,200	3,273
1.400%, 09/20/2034		276,050	1,838
0.900%, 06/20/2042		529,450	2,937
0.500%, 09/20/2036		248,750	1,464
0.200%, 06/20/2036		89,650	512
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		8,300	56
Japan Treasury Discount Bill
0.000%, 04/14/2025(D)(E)		323,700	2,164
0.000%, 05/07/2025(D)(E)		527,750	3,528
0.000%, 05/12/2025(D)(E)		625,000	4,178
NTT Finance
1.162%, 04/03/2026(A)		$345	334
			49,521

Luxembourg — 0.3%
Eurofins Scientific
4.750%, 09/06/2030	EUR	660	737
JAB Holdings BV
4.750%, 06/29/2032		300	341
			1,078

Malaysia — 1.6%
Malaysia Government Bond
4.642%, 11/07/2033	MYR	242	58
4.457%, 03/31/2053		182	43
4.392% 04/15/2026		2,422	552
4.232%, 06/30/2031		2,295	532
4.065%, 06/15/2050		657	146
3.955%, 09/15/2025		2,627	594
3.906%, 07/15/2026		2,953	670
3.885%, 08/15/2029		3,948	900
3.828%, 07/05/2034		1,613	365
3.757%, 05/22/2040		1,066	236
3.733%, 06/15/2028		1,992	452
3.519%, 04/20/2028		1,557	351
3.502% 05/31/2027		3,247	733

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.632%, 04/15/2031	MYR	1,040	$221
			5,853

Mexico — 4.7%
Mexican Bonos
8.500%, 03/02/2028	MXN	3,203	156
8.500%, 03/01/2029		9,168	443
8.000%, 11/07/2047		27,863	1,124
8.000%, 07/31/2053		28,772	1,146
7.750%, 11/23/2034		27,847	1,223
7.750%, 11/13/2042		40,696	1,632
7.500% 06/03/2027		19,447	930
7.500%, 05/26/2033		52,943	2,329
Mexican Bonos, Ser M20
7.750% 05/29/2031		13	1
Mexican Bonos, Ser M30
10.000% 11/20/2036		34,036	1,738
8.500%, 11/18/2038		9,055	405
Mexico Government International Bond
4.000%, 03/15/2115	EUR	2,530	1,776
Petroleos Mexicanos
6.700%, 02/16/2032		$57	50
6.500%, 03/13/2027		130	127
4.750%, 02/26/2029	EUR	3,681	3,638
			16,718

Netherlands — 1.7%
Cooperatieve Rabobank UA
4.375%(C)(F)		200	213
Cooperatieve Rabobank UA MTN
4.625%, EUR003M + 1.550%, 01/27/2028 (C)		200	223
1.250%, 05/31/2032		300	290
Nederlandse Waterschapsbank MTN
0.000%, 11/16/2026(G)		432	450
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	279
2.500%, 01/15/2030		188	203
2.500%, 01/15/2033		775	824
2.500%, 07/15/2034		34	36
0.240%, 01/15/2038		1,302	948
0.118%, 01/15/2052		5,202	2,464
0.000%, 07/15/2030(G)		256	243
			6,173

New Zealand — 2.2%
New Zealand Government Bond
5.000%, 05/15/2054	NZD	777	428
4.500%, 04/15/2027		1,212	699
4.500%, 05/15/2030		1,958	1,133
4.500%, 05/15/2035		1,454	817
4.250%, 05/15/2036		758	413
3.500%, 04/14/2033		291	155
3.000%, 04/20/2029		694	380
2.750%, 04/15/2037		795	367

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.750%, 05/15/2051	NZD	332	$123
1.750%, 05/15/2041		231	84
1.500%, 05/15/2031		191	93
0.250%, 05/15/2028		1,245	633
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		1,905	1,386
2.500%, 09/20/2040		722	498
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	462
			7,671

Norway — 1.7%
Norway Government Bond (A)
3.750%, 06/12/2035	NOK	8,073	745
3.625%, 04/13/2034		1,373	126
3.625%, 05/31/2039		845	77
2.125%, 05/18/2032		4,654	390
2.000%, 04/26/2028		2,624	237
1.750%, 02/17/2027		13,225	1,208
1.750%, 09/06/2029		7,731	670
1.500%, 02/19/2026		527	49
1.375%, 08/19/2030		10,807	898
1.250%, 09/17/2031		12,182	976
Var Energi
7.862%, EUAMDB05 + 4.765%, 11/15/2083 (C)	EUR	510	598
			5,974

Poland — 1.1%
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	1,029	271
5.000%, 10/25/2034		411	101
2.000%, 08/25/2036		13,545	3,264
1.750%, 04/25/2032		719	145
			3,781

Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT (A)
3.875%, 02/15/2030	EUR	258	297
3.625%, 06/12/2054		139	141
3.000%, 06/15/2035		533	563
			1,001

Romania — 2.5%
Romania Government Bond
7.900%, 02/24/2038	RON	115	26
6.300%, 04/26/2028		2,300	488
4.850%, 07/25/2029		955	189
4.750%, 10/11/2034		795	142
3.650%, 07/28/2025		1,540	332
Romanian Government International Bond
5.875%, 07/11/2032(A)	EUR	528	566
2.625%, 12/02/2040		2,340	1,519

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Romanian Government International Bond MTN
5.625%, 02/22/2036	EUR	1,085	$1,085
5.500%, 09/18/2028		770	862
3.875%, 10/29/2035		265	231
3.375%, 01/28/2050		956	611
2.750%, 04/14/2041		2,314	1,503
2.000%, 04/14/2033		1,229	986
1.750%, 07/13/2030		528	476
			9,016

Singapore — 1.6%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,717	1,302
3.375%, 09/01/2033		406	318
3.375%, 05/01/2034		161	127
2.875%, 09/01/2030		139	105
2.750%, 04/01/2042		301	224
2.375%, 06/01/2025		1,699	1,263
2.250%, 08/01/2036		1,051	747
2.125%, 06/01/2026		1,647	1,219
1.875%, 10/01/2051		180	112
1.250%, 11/01/2026		321	234
			5,651

Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	443

Slovenia — 0.2%
Slovenia Government Bond
1.250%, 03/22/2027		556	591

South Korea — 0.7%
Korea Treasury Bond
3.500%, 06/10/2034	KRW	169,850	123
3.375%, 06/10/2032		570,570	405
3.125%, 09/10/2027		990,430	681
2.000%, 06/10/2031		1,541,510	1,006
1.875%, 06/10/2029		450,460	296
			2,511

Spain — 3.5%
Abertis Infraestructuras Finance BV
3.248%(C)(F)	EUR	300	322
Banco Santander
0.250%, 07/10/2029		400	391
Banco Santander MTN
5.750%, EUSA5 + 2.850%, 08/23/2033 (C)		300	344
CaixaBank
1.250%, 01/11/2027		300	318
CaixaBank MTN
5.000%, EUR003M + 1.650%, 07/19/2029 (C)		200	229

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Cepsa Finance MTN
4.125%, 04/11/2031	EUR	600	$651
Spain Government Bond
6.000%, 01/31/2029		242	295
4.700%, 07/30/2041(A)		576	690
3.500%, 01/31/2041(A)		420	436
3.450%, 10/31/2034(A)		1,648	1,799
3.450%, 07/30/2043(A)		380	386
2.700%, 01/31/2030		2,392	2,587
2.500%, 05/31/2027		513	558
2.350%, 07/30/2033(A)		201	205
1.950%, 07/30/2030(A)		319	332
1.900%, 10/31/2052(A)		653	456
1.850%, 07/30/2035(A)		504	473
1.400%, 04/30/2028(A)		1,322	1,390
0.600%, 10/31/2029(A)		447	441
0.500%, 04/30/2030(A)		353	342
			12,645

Supra-National — 2.3%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	350,000	2,420
European Investment Bank
1.900%, 01/26/2026		50,000	338
European Union Bill
0.000%, 05/09/2025(D)(E)	EUR	4,000	4,310
International Bank for Reconstruction & Development
4.625%, 01/15/2032		$639	654
International Development Association
4.500%, 02/12/2035(A)		345	348
			8,070

Sweden — 1.0%
Sweden Government Bond
1.750%, 11/11/2033	SEK	2,375	222
0.750%, 11/12/2029		30,250	2,802
Sweden Inflation Linked Bond
0.125%, 12/01/2027		2,615	436
			3,460

Switzerland — 1.5%
Government of Switzerland
3.500%, 04/08/2033	CHF	1,664	2,334
1.500%, 04/30/2042		316	402
Swisscom Finance BV MTN
3.625%, 11/29/2036	EUR	205	218
3.500%, 11/29/2031		460	503
Tyco Electronics Group
3.250%, 01/31/2033		247	262
UBS Group
9.250%, H15T5Y + 4.745% (A)(C)(F)		$237	257
7.750%, EUAMDB01 + 4.950%, 03/01/2029 (C)	EUR	995	1,210

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
UBS Group MTN
4.625%, EUAMDB01 + 1.150%, 03/17/2028 (C)	EUR	265	$295
			5,481

Thailand — 0.4%
Thailand Government Bond
4.675%, 06/29/2044	THB	2,840	111
2.400%, 11/17/2027		19,022	569
1.875%, 06/17/2049		8,576	219
1.000%, 06/17/2027		19,200	556
			1,455

United Kingdom — 5.2%
Barclays (F)
9.250%, BPSWS5 + 5.639% (C)	GBP	350	479
8.875%, GUKG5 + 6.955% (C)		210	282
Barclays MTN
5.262%, EUSA1 + 2.550%, 01/29/2034 (C)	EUR	250	291
Cadent Finance MTN
3.750%, 04/16/2033		390	415
0.750%, 03/11/2032		355	317
Centrica
6.500%, GUKG5 + 2.512%, 05/21/2055 (C)	GBP	350	455
Centrica MTN
4.375%, 03/13/2029		179	225
DS Smith MTN
4.500%, 07/27/2030	EUR	440	501
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/2032 (C)		249	288
Motability Operations Group MTN
4.250%, 06/17/2035		160	177
3.875%, 01/24/2034		220	237
National Grid MTN
4.275%, 01/16/2035		370	407
United Kingdom Gilt
4.500%, 09/07/2034	GBP	327	418
4.500%, 12/07/2042		20	24
4.375%, 07/31/2054		2,407	2,687
4.250%, 06/07/2032		338	433
4.250%, 07/31/2034		611	766
4.250%, 12/07/2049		393	437
4.125%, 07/22/2029		3,006	3,867
4.000%, 10/22/2063		921	949
3.750%, 03/07/2027		1,084	1,387
3.500%, 01/22/2045		982	1,002
1.250%, 07/31/2051		3,049	1,720
0.500%, 01/31/2029		263	298
United Kingdom Inflation-Linked Gilt
0.750%, 11/22/2033		462	611
			18,673

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
United States — 5.2%
American Tower
1.300%, 09/15/2025		$535	$527
Amgen
5.150%, 03/02/2028		205	209
Aptiv Swiss Holdings
4.250%, 06/11/2036	EUR	291	308
AT&T
1.650%, 02/01/2028		$870	805
Bank of America MTN
3.384%, SOFRRATE + 1.330%, 04/02/2026 (C)		700	700
Becton Dickinson
3.828%, 06/07/2032	EUR	291	318
CCO Holdings
4.500%, 06/01/2033(A)		$127	108
Charter Communications Operating
6.100%, 06/01/2029		111	115
4.800%, 03/01/2050		1,130	852
Citadel Finance
5.900%, 02/10/2030(A)		1,000	996
Citigroup
4.000%, H15T5Y + 3.597% (C)(F)		71	70
Columbia Pipelines Holding
6.055%, 08/15/2026(A)		120	122
Comcast
0.000%, 09/14/2026(G)	EUR	450	468
Corebridge Financial
3.500%, 04/04/2025		$330	330
Diamondback Energy
5.200%, 04/18/2027		470	476
Energy Transfer
5.200%, 04/01/2030		55	56
First Citizens BancShares
6.254%, H15T5Y + 1.970%, 03/12/2040 (C)		400	392
Ford Motor Credit
6.125%, 05/15/2028	EUR	205	237
Foundry JV Holdco
6.100%, 01/25/2036(A)		$610	624
Global Payments
4.875%, 03/17/2031	EUR	359	405
Hewlett Packard Enterprise
4.850%, 10/15/2031		$237	235
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (C)		200	201
Intel
5.600%, 02/21/2054		406	369
4.875%, 02/10/2026		250	250
3.200%, 08/12/2061		387	219

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/2027 (C)		$230	$235
Kroger
5.650%, 09/15/2064		222	210
Kyndryl Holdings
2.050%, 10/15/2026		455	437
Mars (A)
5.700%, 05/01/2055		120	120
5.650%, 05/01/2045		190	190
5.000%, 03/01/2032		260	261
Medtronic
4.150%, 10/15/2043	EUR	428	459
4.150%, 10/15/2053		244	256
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	421
Metropolitan Life Global Funding I
3.257%, 04/01/2025	CAD	800	556
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (C)	EUR	435	492
3.790%, EUR003M + 1.037%, 03/21/2030 (C)		136	150
0.406%, 10/29/2027(C)		370	385
MSD Netherlands Capital BV
3.750%, 05/30/2054		250	247
3.500%, 05/30/2037		190	200
New York Life Global Funding MTN
5.000%, 06/06/2029(A)		$369	377
ONEOK
4.250%, 09/24/2027		600	595
Pfizer Investment Enterprises Pte
4.450%, 05/19/2026		340	341
Principal Life Global Funding II
1.250%, 06/23/2025(A)		315	312
Reinsurance Group of America
6.650%, H15T5Y + 2.392%, 09/15/2055 (C)		240	236
Royalty Pharma
5.900%, 09/02/2054		410	392
Santander Holdings USA
6.174%, SOFRRATE + 2.500%, 01/09/2030 (C)		199	204
Southern
5.500%, 03/15/2029		320	330
State Street
5.272%, 08/03/2026		225	228
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/2025(G)	EUR	206	219

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Veralto
5.500%, 09/18/2026		$335	$339
Verizon Communications
2.100%, 03/22/2028		445	416
Wells Fargo
3.900%, H15T5Y + 3.453% (C)(F)		91	89
WP Carey
3.700%, 11/19/2034	EUR	218	224
Zions Bancorp
6.816%, SOFRRATE + 2.830%, 11/19/2035 (C)		$250	255
			18,568

Total Global Bonds
(Cost $355,940) ($ Thousands)			336,581

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bill
4.236%, 06/26/2025 (E)		7,447	7,372
U.S. Treasury Inflation Indexed Bond
1.750%, 01/15/2034		639	659
U.S. Treasury Note
4.500%, 02/15/2036		150	155
2.000%, 08/15/2051		350	208

Total U.S. Treasury Obligations
(Cost $8,388) ($ Thousands)			8,394

MORTGAGE-BACKED SECURITIES — 0.0%
Non-Agency Mortgage-Backed Obligations — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
7.315%, 09/25/2034(C)		5	5
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.931%, 12/25/2034(C)		12	11

Total Mortgage-Backed Securities
(Cost $17) ($ Thousands)			16

Total Investments in Securities — 96.5%
(Cost $364,345) ($ Thousands)			$344,991

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	26	Jun-2025	$1,833	$1,825	$5
Canadian 10-Year Bond	62	Jun-2025	5,343	5,348	41
Euro-Bobl	10	Jun-2025	1,274	1,272	3
Euro-Bobl	28	Jun-2025	3,501	3,562	(30)
Euro-BTP	44	Jun-2025	5,564	5,587	(30)
Euro-Bund 10-Year Bond	17	Jun-2025	2,364	2,367	13
Euro-OAT	17	Jun-2025	2,247	2,253	(15)
Japanese 10-Year Bond	3	Jun-2025	2,806	2,776	9
Korea 10-Year Bond	39	Jun-2025	3,197	3,160	4
Korea 3-Year Bond	70	Jun-2025	5,152	5,085	(1)
Long Gilt 10-Year Bond	2	Jun-2025	236	237	2
Long Gilt 10-Year Bond	27	Jun-2025	3,152	3,196	(29)
U.S. 10-Year Treasury Note	38	Jun-2025	4,213	4,226	13
U.S. Long Treasury Bond	3	Jun-2025	352	352	–
			41,234	41,246	(15)
Short Contracts
3 Month Euribor	(50)	Dec-2025	$(13,180)	$(13,238)	$(11)
Australian 3-Year Bond	(81)	Jun-2025	(5,422)	(5,376)	(14)
Canadian 10-Year Bond	(17)	Jun-2025	(1,468)	(1,467)	–
Euro-Buxl	(1)	Jun-2025	(128)	(129)	(1)
Euro-Buxl	(46)	Jun-2025	(6,074)	(5,926)	274
Euro-OAT	(30)	Jun-2025	(3,965)	(3,976)	3
Euro-Schatz	(11)	Jun-2025	(1,234)	(1,270)	1
Euro-Schatz	(109)	Jun-2025	(12,589)	(12,593)	(31)
Japanese 10-Year Bond	(4)	Jun-2025	(3,745)	(3,702)	(17)
Japanese 10-Year Government Bond E-MINI	(7)	Jun-2025	(655)	(648)	(2)
U.S. 2-Year Treasury Note	(40)	Jun-2025	(8,267)	(8,287)	(20)
U.S. 5-Year Treasury Note	(23)	Jun-2025	(2,486)	(2,488)	(2)
U.S. 10-Year Treasury Note	(8)	Jun-2025	(885)	(889)	(4)
U.S. Long Treasury Bond	(25)	Jun-2025	(2,938)	(2,932)	6
U.S. Ultra Long Treasury Bond	(42)	Jun-2025	(5,175)	(5,134)	41
Ultra 10-Year U.S. Treasury Note	(104)	Jun-2025	(11,840)	(11,870)	(30)
			(80,051)	(79,925)	193
			$(38,817)	$(38,679)	$178

SEI Institutional International Trust

A list of the open forward foreign currency contracts held by the Fund at March 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Banco Bilbao Vizcaya Argentaria	04/07/25	COP	2,113,288	USD	479	$(24)
Bank of America	04/02/25	USD	20	CZK	460	—
Bank of America	04/02/25	USD	27	PLN	105	—
Bank of America	04/02/25	USD	14	MXN	300	—
Bank of America	04/02/25	USD	46	MXN	930	(1)
Bank of America	04/02/25	CAD	75	USD	52	—
Bank of America	04/02/25	CHF	90	USD	102	1
Bank of America	04/02/25	USD	96	NOK	1,065	5
Bank of America	04/02/25	USD	101	SEK	1,020	—
Bank of America	04/02/25	USD	51	CHF	45	—
Bank of America	04/02/25	USD	51	CHF	45	—
Bank of America	04/02/25	USD	176	CAD	253	(1)
Bank of America	04/02/25	USD	157	EUR	150	5
Bank of America	04/02/25	USD	100	EUR	92	—
Bank of America	04/02/25	EUR	325	USD	334	(17)
Bank of America	04/02/25	SEK	1,070	USD	105	(2)
Bank of America	04/02/25	NOK	9,970	USD	896	(51)
Bank of America	04/07/25	USD	40	TRY	1,539	—
Bank of America	04/07/25	USD	323	COP	1,324,984	(7)
Bank of America	04/07/25	USD	1,104	MXN	22,635	1
Bank of America	04/07/25	EUR	1,180	JPY	189,652	(6)
Bank of America	04/07/25	USD	1,956	EUR	1,860	53
Bank of America	04/07/25	USD	2,010	CNH	14,545	(7)
Bank of America	04/07/25	JPY	188,549	USD	1,270	8
Bank of America	04/07/25	COP	1,323,520	USD	320	5
Bank of America	05/07/25	USD	51	JPY	7,600	—
Bank of America	05/07/25	USD	51	CHF	45	—
Bank of America	05/07/25	USD	86	MXN	1,800	1
Bank of America	05/07/25	CHF	90	USD	103	—
Bank of America	05/07/25	EUR	93	USD	101	—
Bank of America	05/07/25	THB	680	USD	20	—
Bank of America	05/07/25	MXN	900	USD	45	1
Bank of America	06/04/25	MXN	900	USD	44	1
Bank of Nova Scotia	04/07/25	MXN	1,250	USD	60	(1)
Barclays PLC	04/02/25	USD	13	THB	430	—
Barclays PLC	04/02/25	USD	21	HUF	7,600	—
Barclays PLC	04/02/25	USD	45	SGD	60	—
Barclays PLC	04/02/25	GBP	78	USD	101	—
Barclays PLC	04/02/25	USD	46	RON	220	1
Barclays PLC	04/02/25	USD	34	RON	155	—
Barclays PLC	04/02/25	USD	100	NOK	1,130	7
Barclays PLC	04/02/25	RON	125	USD	27	—
Barclays PLC	04/02/25	USD	170	MXN	3,505	2
Barclays PLC	04/02/25	USD	20	MXN	400	—
Barclays PLC	04/02/25	USD	201	SEK	2,020	—
Barclays PLC	04/02/25	CHF	220	USD	251	2
Barclays PLC	04/02/25	AUD	325	USD	205	2

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/02/25	CAD	268	USD	186	$—
Barclays PLC	04/02/25	CAD	75	USD	52	—
Barclays PLC	04/02/25	USD	363	CAD	520	(1)
Barclays PLC	04/02/25	USD	259	CHF	230	1
Barclays PLC	04/02/25	USD	255	CHF	225	(1)
Barclays PLC	04/02/25	USD	101	GBP	78	—
Barclays PLC	04/02/25	USD	526	GBP	406	(2)
Barclays PLC	04/02/25	USD	233	JPY	35,000	1
Barclays PLC	04/02/25	USD	797	JPY	117,950	(8)
Barclays PLC	04/02/25	NZD	849	USD	486	6
Barclays PLC	04/02/25	NZD	270	USD	152	(1)
Barclays PLC	04/02/25	USD	1,288	AUD	2,044	(14)
Barclays PLC	04/02/25	EUR	506	USD	551	4
Barclays PLC	04/02/25	EUR	860	USD	903	(26)
Barclays PLC	04/02/25	USD	1,275	NZD	2,255	2
Barclays PLC	04/02/25	USD	200	NZD	350	(2)
Barclays PLC	04/02/25	USD	1,811	EUR	1,736	65
Barclays PLC	04/02/25	USD	180	EUR	165	(1)
Barclays PLC	04/02/25	PLN	2,190	USD	555	(10)
Barclays PLC	04/02/25	CNY	3,070	USD	425	2
Barclays PLC	04/02/25	MXN	3,955	USD	195	2
Barclays PLC	04/02/25	CZK	460	USD	20	—
Barclays PLC	04/02/25	CZK	10,600	USD	447	(11)
Barclays PLC	04/02/25	SEK	34,190	USD	3,251	(153)
Barclays PLC	04/02/25	THB	2,160	USD	64	—
Barclays PLC	04/02/25	THB	55,390	USD	1,627	(5)
Barclays PLC	04/02/25	HUF	86,600	USD	225	(7)
Barclays PLC	04/02/25	JPY	91,100	USD	616	7
Barclays PLC	04/07/25	USD	651	EUR	600	(2)
Barclays PLC	04/07/25	GBP	1,061	EUR	1,260	(8)
Barclays PLC	04/07/25	USD	540	COP	2,301,378	9
Barclays PLC	04/07/25	USD	609	COP	2,522,943	(8)
Barclays PLC	04/07/25	USD	1,358	MXN	27,684	(6)
Barclays PLC	04/07/25	USD	1,396	CNY	10,000	(14)
Barclays PLC	04/07/25	USD	1,402	GBP	1,096	12
Barclays PLC	04/07/25	GBP	1,559	USD	1,894	(118)
Barclays PLC	04/07/25	CAD	3,667	USD	2,570	21
Barclays PLC	04/07/25	TRY	12,860	USD	340	4
Barclays PLC	04/07/25	TRY	13,220	USD	340	(5)
Barclays PLC	04/07/25	COP	11,665,581	USD	2,782	2
Barclays PLC	04/07/25	COP	10,094,665	USD	2,319	(87)
Barclays PLC	04/08/25	USD	40	THB	1,345	—
Barclays PLC	05/07/25	SGD	25	USD	19	—
Barclays PLC	05/07/25	USD	48	CHF	42	—
Barclays PLC	05/07/25	EUR	52	USD	57	1
Barclays PLC	05/07/25	USD	54	RON	250	—
Barclays PLC	05/07/25	USD	58	MXN	1,200	—
Barclays PLC	05/07/25	USD	61	THB	2,060	—
Barclays PLC	05/07/25	CAD	268	USD	187	—
Barclays PLC	05/07/25	CHF	380	USD	433	1

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	05/07/25	MXN	500	USD	25	$—
Barclays PLC	05/07/25	USD	540	NZD	941	(7)
Barclays PLC	05/07/25	USD	834	EUR	801	32
Barclays PLC	05/07/25	USD	1,095	JPY	164,632	11
Barclays PLC	05/07/25	USD	1,625	AUD	2,579	(18)
Barclays PLC	05/07/25	THB	1,820	USD	54	—
Barclays PLC	05/07/25	PLN	105	USD	27	—
Barclays PLC	05/07/25	PLN	1,725	USD	443	(1)
Barclays PLC	05/07/25	JPY	30,400	USD	203	(1)
Barclays PLC	05/07/25	SEK	34,970	USD	3,484	(6)
Barclays PLC	05/07/25	CNY	63,983	USD	8,884	(30)
Barclays PLC	05/07/25	HUF	314,000	USD	843	2
Barclays PLC	06/04/25	EUR	30	USD	33	—
Barclays PLC	06/04/25	USD	158	MXN	3,280	1
Barclays PLC	06/04/25	MXN	500	USD	25	—
Barclays PLC	06/04/25	MXN	840	USD	40	(1)
Barclays PLC	06/04/25	AUD	2,229	USD	1,405	16
Barclays PLC	06/04/25	GBP	2,239	USD	2,827	(62)
Barclays PLC	07/09/25	USD	64	SEK	641	1
BNP Paribas	04/02/25	USD	30	CZK	700	—
BNP Paribas	04/02/25	USD	45	ZAR	813	—
BNP Paribas	04/02/25	USD	51	NZD	90	—
BNP Paribas	04/02/25	USD	51	NOK	570	3
BNP Paribas	04/02/25	PLN	75	USD	20	—
BNP Paribas	04/02/25	CHF	135	USD	153	—
BNP Paribas	04/02/25	USD	154	CHF	135	(1)
BNP Paribas	04/02/25	GBP	160	USD	206	(1)
BNP Paribas	04/02/25	USD	214	GBP	171	6
BNP Paribas	04/02/25	NZD	270	USD	156	3
BNP Paribas	04/02/25	USD	252	MXN	5,230	4
BNP Paribas	04/02/25	USD	178	MXN	3,584	(3)
BNP Paribas	04/02/25	USD	309	AUD	500	3
BNP Paribas	04/02/25	USD	139	AUD	220	(2)
BNP Paribas	04/02/25	USD	510	SEK	5,090	(3)
BNP Paribas	04/02/25	SGD	692	USD	514	(1)
BNP Paribas	04/02/25	USD	806	JPY	120,232	(2)
BNP Paribas	04/02/25	USD	800	EUR	763	24
BNP Paribas	04/02/25	USD	402	EUR	370	(2)
BNP Paribas	04/02/25	MYR	3,270	USD	729	(8)
BNP Paribas	04/02/25	NOK	3,350	USD	308	(10)
BNP Paribas	04/02/25	MXN	4,520	USD	220	(1)
BNP Paribas	04/02/25	SEK	11,100	USD	1,092	(13)
BNP Paribas	04/02/25	EUR	128	USD	139	—
BNP Paribas	04/02/25	EUR	13,658	USD	14,121	(632)
BNP Paribas	04/02/25	JPY	30,100	USD	204	3
BNP Paribas	04/07/25	USD	610	ZAR	11,401	10
BNP Paribas	04/07/25	EUR	1,020	JPY	164,951	2
BNP Paribas	04/07/25	EUR	1,250	GBP	1,042	(6)
BNP Paribas	04/07/25	USD	1,290	EUR	1,229	38
BNP Paribas	04/07/25	EUR	1,756	USD	1,823	(74)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/07/25	USD	2,570	AUD	4,092	$(20)
BNP Paribas	04/07/25	AUD	4,249	USD	2,610	(38)
BNP Paribas	04/07/25	ZAR	61	USD	3	—
BNP Paribas	04/07/25	ZAR	15,091	USD	807	(13)
BNP Paribas	04/07/25	JPY	187,976	EUR	1,180	17
BNP Paribas	04/07/25	JPY	517,755	USD	3,319	(146)
BNP Paribas	04/16/25	HKD	2,535	USD	326	—
BNP Paribas	05/07/25	USD	45	AUD	70	(1)
BNP Paribas	05/07/25	USD	53	MXN	1,100	—
BNP Paribas	05/07/25	USD	101	GBP	78	—
BNP Paribas	05/07/25	USD	103	JPY	15,200	—
BNP Paribas	05/07/25	USD	255	CHF	225	—
BNP Paribas	05/07/25	USD	315	EUR	302	12
BNP Paribas	05/07/25	EUR	93	USD	101	—
BNP Paribas	05/07/25	EUR	239	USD	250	(8)
BNP Paribas	05/07/25	AUD	360	USD	225	1
BNP Paribas	05/07/25	SEK	500	USD	50	—
BNP Paribas	05/07/25	MXN	1,360	USD	66	—
BNP Paribas	05/07/25	JPY	535,350	USD	3,495	(99)
BNP Paribas	06/04/25	USD	45	AUD	70	(1)
BNP Paribas	06/04/25	USD	65	EUR	62	2
BNP Paribas	06/04/25	MYR	3,270	USD	739	(1)
BNP Paribas	07/02/25	MYR	3,270	USD	740	(1)
Brown Brothers Harriman	04/07/25	EUR	35	CHF	33	(1)
Brown Brothers Harriman	04/07/25	CAD	187	USD	130	—
Brown Brothers Harriman	04/07/25	CAD	173	USD	120	—
Brown Brothers Harriman	04/07/25	CHF	1,776	EUR	1,907	51
Brown Brothers Harriman	04/07/25	USD	1,910	ZAR	35,770	34
Brown Brothers Harriman	04/07/25	EUR	2,808	JPY	448,899	(30)
Brown Brothers Harriman	04/07/25	MXN	3,526	USD	170	(2)
Brown Brothers Harriman	04/07/25	USD	3,722	EUR	3,595	162
Brown Brothers Harriman	04/07/25	JPY	156,947	USD	1,067	16
CIBC	04/02/25	EUR	35	USD	37	(1)
CIBC	04/02/25	MXN	600	USD	29	—
CIBC	05/07/25	EUR	35	USD	37	(1)
CIBC	06/04/25	USD	17	MXN	350	—
Citigroup	04/02/25	SGD	55	USD	41	—
Citigroup	04/02/25	USD	42	CZK	980	—
Citigroup	04/02/25	USD	20	CZK	460	—
Citigroup	04/02/25	USD	67	ZAR	–	—
Citigroup	04/02/25	USD	13	PLN	50	—
Citigroup	04/02/25	USD	79	PLN	305	—
Citigroup	04/02/25	USD	100	NZD	175	(1)
Citigroup	04/02/25	USD	102	NOK	1,140	7
Citigroup	04/02/25	CAD	140	USD	98	1
Citigroup	04/02/25	USD	155	SEK	1,580	3
Citigroup	04/02/25	USD	124	AUD	200	—
Citigroup	04/02/25	USD	50	AUD	80	—
Citigroup	04/02/25	USD	45	GBP	37	3
Citigroup	04/02/25	USD	226	GBP	175	(1)

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/02/25	USD	189	MXN	3,934	$3
Citigroup	04/02/25	USD	101	MXN	2,040	(1)
Citigroup	04/02/25	GBP	309	USD	400	1
Citigroup	04/02/25	RON	125	USD	27	—
Citigroup	04/02/25	RON	195	USD	41	(1)
Citigroup	04/02/25	USD	330	JPY	50,000	5
Citigroup	04/02/25	USD	51	JPY	7,500	(1)
Citigroup	04/02/25	PLN	420	USD	109	1
Citigroup	04/02/25	USD	152	CHF	135	1
Citigroup	04/02/25	USD	306	CHF	270	(1)
Citigroup	04/02/25	EUR	323	USD	352	3
Citigroup	04/02/25	EUR	147	USD	154	(5)
Citigroup	04/02/25	CHF	535	USD	608	3
Citigroup	04/02/25	ILS	685	USD	192	8
Citigroup	04/02/25	USD	507	EUR	479	10
Citigroup	04/02/25	USD	195	EUR	180	—
Citigroup	04/02/25	NZD	880	USD	502	4
Citigroup	04/02/25	THB	900	USD	27	—
Citigroup	04/02/25	SEK	1,020	USD	101	—
Citigroup	04/02/25	CZK	1,090	USD	48	—
Citigroup	04/02/25	CNY	1,457	USD	201	—
Citigroup	04/02/25	DKK	1,980	USD	279	(7)
Citigroup	04/02/25	AUD	3,339	USD	2,074	(7)
Citigroup	04/02/25	MXN	4,705	USD	232	2
Citigroup	04/02/25	MXN	460	USD	22	—
Citigroup	04/02/25	JPY	14,900	USD	101	1
Citigroup	04/02/25	HUF	9,600	USD	26	—
Citigroup	04/02/25	HUF	185,200	USD	485	(11)
Citigroup	04/07/25	EUR	200	JPY	31,905	(3)
Citigroup	04/07/25	GBP	991	EUR	1,180	(4)
Citigroup	04/07/25	EUR	1,162	USD	1,260	4
Citigroup	04/07/25	USD	540	COP	2,289,504	6
Citigroup	04/07/25	USD	5,815	COP	24,064,532	(80)
Citigroup	04/07/25	ZAR	16,791	USD	892	(20)
Citigroup	04/07/25	CNY	56,803	USD	7,844	(8)
Citigroup	04/07/25	KRW	2,756,591	USD	1,882	9
Citigroup	04/07/25	COP	7,698,938	USD	1,792	(43)
Citigroup	04/08/25	THB	45,008	USD	1,295	(32)
Citigroup	05/07/25	USD	24	HUF	9,000	—
Citigroup	05/07/25	CHF	45	USD	51	—
Citigroup	05/07/25	SGD	50	USD	37	—
Citigroup	05/07/25	USD	51	CHF	45	—
Citigroup	05/07/25	USD	66	THB	2,210	—
Citigroup	05/07/25	USD	66	ZAR	1,220	—
Citigroup	05/07/25	GBP	78	USD	100	—
Citigroup	05/07/25	EUR	93	USD	100	—
Citigroup	05/07/25	AUD	160	USD	100	1
Citigroup	05/07/25	RON	320	USD	69	—
Citigroup	05/07/25	SEK	500	USD	50	—
Citigroup	05/07/25	ILS	525	USD	142	1

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	05/07/25	ZAR	1,220	USD	67	$1
Citigroup	05/07/25	DKK	1,980	USD	286	(1)
Citigroup	05/07/25	MXN	200	USD	10	—
Citigroup	05/07/25	MXN	2,200	USD	105	(2)
Citigroup	05/07/25	CZK	8,970	USD	388	—
Citigroup	05/07/25	CNY	34,508	USD	4,784	(24)
Citigroup	06/04/25	AUD	30	USD	19	—
Citigroup	06/04/25	USD	80	MXN	1,670	1
Citigroup	06/04/25	MXN	200	USD	10	—
Citigroup	06/04/25	MXN	1,400	USD	67	(1)
Citigroup	06/20/25	CNY	615	USD	87	1
Citigroup	07/02/25	JPY	914,900	USD	6,137	(45)
Citigroup	07/09/25	USD	1,891	KRW	2,756,591	(9)
Citigroup	07/09/25	COP	24,064,532	USD	5,739	72
Commonwealth Bank Of Australia	04/02/25	GBP	78	USD	101	—
Commonwealth Bank Of Australia	04/02/25	USD	10	EUR	10	—
Commonwealth Bank Of Australia	04/02/25	USD	101	EUR	93	—
Commonwealth Bank Of Australia	05/07/25	USD	11	EUR	10	—
Commonwealth Bank Of Australia	05/07/25	EUR	47	USD	51	—
Commonwealth Bank Of Australia	05/07/25	USD	56	NZD	100	—
Commonwealth Bank Of Australia	06/04/25	EUR	148	USD	156	(5)
Commonwealth Bank Of Australia	07/02/25	NZD	1,243	USD	716	11
Credit Agricole	04/02/25	CHF	45	USD	51	1
Credit Agricole	04/02/25	USD	6	EUR	6	—
Credit Agricole	04/02/25	USD	152	EUR	140	(1)
Credit Agricole	04/02/25	AUD	165	USD	104	1
Credit Agricole	05/07/25	USD	44	AUD	70	(1)
Credit Agricole	05/07/25	USD	157	EUR	150	5
Credit Agricole	06/04/25	MXN	1,400	USD	67	(1)
Credit Suisse First Boston	04/07/25	USD	30	COP	126,425	—
Credit Suisse First Boston	04/07/25	CNH	14,604	USD	1,991	(20)
Credit Suisse First Boston	04/07/25	CNY	58,450	USD	8,072	(8)
Deutsche Bank	04/02/25	USD	24	ILS	85	(1)
Deutsche Bank	04/02/25	USD	45	MXN	904	(1)
Deutsche Bank	04/02/25	USD	45	ZAR	840	1
Deutsche Bank	04/02/25	USD	51	SEK	550	4
Deutsche Bank	04/02/25	USD	63	CZK	1,500	2
Deutsche Bank	04/02/25	AUD	80	USD	50	—
Deutsche Bank	04/02/25	USD	101	GBP	78	—
Deutsche Bank	04/02/25	USD	51	CHF	45	—
Deutsche Bank	04/02/25	USD	51	CHF	45	—
Deutsche Bank	04/02/25	USD	103	NOK	1,140	5
Deutsche Bank	04/02/25	USD	150	AUD	237	(2)
Deutsche Bank	04/02/25	USD	50	NZD	90	1
Deutsche Bank	04/02/25	USD	100	NZD	175	(1)
Deutsche Bank	04/02/25	USD	153	PLN	590	(1)
Deutsche Bank	04/02/25	USD	200	JPY	29,900	—
Deutsche Bank	04/02/25	USD	52	JPY	7,600	(1)
Deutsche Bank	04/02/25	USD	302	EUR	278	(2)
Deutsche Bank	04/02/25	NZD	352	USD	203	4

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	04/02/25	EUR	324	USD	352	$2
Deutsche Bank	04/02/25	EUR	598	USD	630	(16)
Deutsche Bank	04/02/25	JPY	29,800	USD	202	3
Deutsche Bank	04/07/25	ZAR	5,746	USD	309	(3)
Deutsche Bank	04/07/25	USD	14,506	CNY	104,176	(106)
Deutsche Bank	05/07/25	EUR	5	USD	5	—
Deutsche Bank	05/07/25	USD	44	MXN	904	—
Deutsche Bank	05/07/25	USD	50	GBP	39	—
Deutsche Bank	05/07/25	USD	51	JPY	7,600	—
Deutsche Bank	05/07/25	AUD	240	USD	151	1
Deutsche Bank	05/07/25	NZD	265	USD	152	1
Deutsche Bank	05/07/25	JPY	7,600	USD	51	—
Deutsche Bank	06/04/25	EUR	13,255	USD	13,984	(383)
Deutsche Bank	07/02/25	AUD	2,239	USD	1,415	19
Deutsche Bank	07/02/25	EUR	13,205	USD	14,289	(48)
Deutsche Bank	07/09/25	CNY	104,176	USD	14,530	(3)
Goldman Sachs	04/02/25	USD	40	PLN	160	1
Goldman Sachs	04/02/25	USD	87	HUF	32,300	(1)
Goldman Sachs	04/02/25	USD	102	NOK	1,090	1
Goldman Sachs	04/02/25	USD	90	MXN	1,867	1
Goldman Sachs	04/02/25	USD	26	MXN	540	—
Goldman Sachs	04/02/25	CHF	90	USD	102	—
Goldman Sachs	04/02/25	CHF	45	USD	51	—
Goldman Sachs	04/02/25	USD	50	AUD	80	—
Goldman Sachs	04/02/25	USD	149	AUD	235	(3)
Goldman Sachs	04/02/25	USD	201	GBP	155	(1)
Goldman Sachs	04/02/25	USD	204	NZD	360	(1)
Goldman Sachs	04/02/25	AUD	240	USD	151	1
Goldman Sachs	04/02/25	USD	301	CHF	265	(1)
Goldman Sachs	04/02/25	CAD	140	USD	98	1
Goldman Sachs	04/02/25	CAD	225	USD	156	—
Goldman Sachs	04/02/25	USD	408	SEK	4,140	4
Goldman Sachs	04/02/25	MXN	410	USD	20	—
Goldman Sachs	04/02/25	GBP	78	USD	101	1
Goldman Sachs	04/02/25	GBP	521	USD	644	(29)
Goldman Sachs	04/02/25	USD	253	JPY	37,900	1
Goldman Sachs	04/02/25	USD	356	JPY	52,800	(3)
Goldman Sachs	04/02/25	SEK	1,050	USD	101	(3)
Goldman Sachs	04/02/25	THB	900	USD	27	—
Goldman Sachs	04/02/25	THB	460	USD	14	—
Goldman Sachs	04/02/25	EUR	573	USD	622	3
Goldman Sachs	04/02/25	EUR	969	USD	1,019	(28)
Goldman Sachs	04/02/25	USD	1,450	EUR	1,397	59
Goldman Sachs	04/02/25	USD	944	EUR	869	(5)
Goldman Sachs	04/02/25	JPY	112,000	USD	756	7
Goldman Sachs	04/02/25	JPY	15,300	USD	102	—
Goldman Sachs	04/07/25	USD	150	INR	13,114	3
Goldman Sachs	04/07/25	USD	1,283	TRY	49,201	1
Goldman Sachs	04/07/25	MXN	85,236	USD	4,040	(123)
Goldman Sachs	05/07/25	USD	34	CZK	790	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	05/07/25	GBP	78	USD	101	$—
Goldman Sachs	05/07/25	GBP	28	USD	36	—
Goldman Sachs	05/07/25	USD	67	MXN	1,400	1
Goldman Sachs	05/07/25	USD	39	MXN	800	—
Goldman Sachs	05/07/25	USD	140	CNY	1,014	1
Goldman Sachs	05/07/25	USD	192	CAD	276	—
Goldman Sachs	05/07/25	USD	311	JPY	47,100	5
Goldman Sachs	05/07/25	EUR	774	USD	814	(24)
Goldman Sachs	05/07/25	USD	895	EUR	827	—
Goldman Sachs	05/07/25	MXN	990	USD	48	(1)
Goldman Sachs	06/04/25	GBP	28	USD	36	—
Goldman Sachs	06/04/25	USD	28	MXN	590	—
Goldman Sachs	06/04/25	USD	39	MXN	800	—
Goldman Sachs	06/04/25	USD	148	JPY	22,000	—
Goldman Sachs	06/04/25	USD	192	CAD	276	—
Goldman Sachs	06/04/25	MXN	300	USD	15	—
Goldman Sachs	06/04/25	USD	245	EUR	234	9
Goldman Sachs	06/04/25	USD	896	EUR	827	—
Goldman Sachs	06/18/25	USD	340	HKD	2,635	(1)
Goldman Sachs	06/20/25	USD	88	CNY	615	(3)
Goldman Sachs	07/02/25	USD	149	JPY	22,000	—
Goldman Sachs	07/02/25	USD	193	CAD	276	—
Goldman Sachs	07/02/25	MXN	300	USD	14	—
Goldman Sachs	07/02/25	USD	898	EUR	827	—
HSBC	04/07/25	AUD	64	USD	40	—
HSBC	04/07/25	EUR	286	USD	300	(9)
HSBC	04/07/25	USD	682	INR	59,614	15
HSBC	04/07/25	USD	1,336	KRW	1,938,198	(19)
HSBC	04/07/25	USD	1,802	EUR	1,650	(19)
HSBC	04/07/25	ZAR	11,094	USD	601	(2)
HSBC	04/08/25	THB	22,572	USD	671	6
HSBC	07/09/25	GBP	1,575	USD	2,032	—
JPMorgan Chase Bank	04/02/25	USD	22	PLN	85	—
JPMorgan Chase Bank	04/02/25	CHF	45	USD	51	1
JPMorgan Chase Bank	04/02/25	USD	51	CHF	45	(1)
JPMorgan Chase Bank	04/02/25	USD	76	EUR	70	(1)
JPMorgan Chase Bank	04/02/25	GBP	77	USD	100	1
JPMorgan Chase Bank	04/02/25	USD	89	GBP	71	3
JPMorgan Chase Bank	04/02/25	NZD	90	USD	51	—
JPMorgan Chase Bank	04/02/25	USD	44	MXN	910	—
JPMorgan Chase Bank	04/02/25	USD	73	MXN	1,490	(1)
JPMorgan Chase Bank	04/02/25	RON	160	USD	34	(1)
JPMorgan Chase Bank	04/02/25	USD	125	JPY	18,700	—
JPMorgan Chase Bank	04/02/25	USD	51	JPY	7,550	—
JPMorgan Chase Bank	04/02/25	AUD	190	USD	120	2
JPMorgan Chase Bank	04/02/25	PLN	105	USD	27	—
JPMorgan Chase Bank	04/02/25	PLN	155	USD	40	—
JPMorgan Chase Bank	04/02/25	USD	168	AUD	270	—
JPMorgan Chase Bank	04/02/25	USD	151	AUD	240	(2)
JPMorgan Chase Bank	04/02/25	USD	103	CNY	747	—

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/02/25	USD	424	CNY	3,070	$—
JPMorgan Chase Bank	04/02/25	SEK	550	USD	52	(3)
JPMorgan Chase Bank	04/02/25	CZK	920	USD	40	—
JPMorgan Chase Bank	04/02/25	EUR	1,016	USD	1,052	(45)
JPMorgan Chase Bank	04/02/25	MXN	1,420	USD	69	—
JPMorgan Chase Bank	04/09/25	USD	4,361	NZD	7,638	(35)
JPMorgan Chase Bank	04/09/25	NZD	384	USD	219	1
JPMorgan Chase Bank	04/09/25	NZD	7,254	USD	4,093	(15)
JPMorgan Chase Bank	04/10/25	PEN	3,572	USD	955	(20)
JPMorgan Chase Bank	04/14/25	USD	2,777	SEK	30,604	272
JPMorgan Chase Bank	04/15/25	USD	985	JPY	149,203	14
JPMorgan Chase Bank	04/15/25	JPY	1,728,245	USD	11,176	(399)
JPMorgan Chase Bank	04/16/25	CAD	3,694	USD	2,586	18
JPMorgan Chase Bank	04/16/25	CAD	2,618	USD	1,806	(14)
JPMorgan Chase Bank	04/17/25	HKD	2,530	USD	326	—
JPMorgan Chase Bank	04/21/25	USD	1,803	COP	7,676,041	24
JPMorgan Chase Bank	04/21/25	USD	80	COP	333,774	—
JPMorgan Chase Bank	04/21/25	COP	421,647	USD	101	—
JPMorgan Chase Bank	04/21/25	COP	9,831,736	USD	2,238	(102)
JPMorgan Chase Bank	04/28/25	USD	1,925	MXN	40,115	29
JPMorgan Chase Bank	04/28/25	USD	29	MXN	590	—
JPMorgan Chase Bank	04/28/25	EUR	8,298	USD	8,596	(379)
JPMorgan Chase Bank	04/28/25	MXN	100,716	USD	4,787	(119)
JPMorgan Chase Bank	05/07/25	USD	7	GBP	6	—
JPMorgan Chase Bank	05/07/25	USD	10	MXN	200	—
JPMorgan Chase Bank	05/07/25	USD	11	CAD	16	—
JPMorgan Chase Bank	05/07/25	USD	40	CZK	930	—
JPMorgan Chase Bank	05/07/25	USD	67	PLN	260	—
JPMorgan Chase Bank	05/07/25	USD	74	JPY	11,000	—
JPMorgan Chase Bank	05/07/25	PLN	75	USD	19	—
JPMorgan Chase Bank	05/07/25	EUR	83	USD	87	(3)
JPMorgan Chase Bank	05/07/25	USD	87	IDR	1,441,486	(1)
JPMorgan Chase Bank	05/07/25	RON	160	USD	35	—
JPMorgan Chase Bank	05/07/25	AUD	190	USD	120	2
JPMorgan Chase Bank	05/07/25	USD	68	AUD	110	—
JPMorgan Chase Bank	05/07/25	USD	258	AUD	410	(2)
JPMorgan Chase Bank	05/07/25	USD	425	CNY	3,070	3
JPMorgan Chase Bank	05/07/25	CZK	640	USD	28	—
JPMorgan Chase Bank	05/07/25	SGD	687	USD	514	2
JPMorgan Chase Bank	05/07/25	MXN	1,100	USD	54	—
JPMorgan Chase Bank	05/07/25	MXN	420	USD	20	—
JPMorgan Chase Bank	05/07/25	USD	1,816	EUR	1,735	61
JPMorgan Chase Bank	05/07/25	USD	26	EUR	24	—
JPMorgan Chase Bank	05/07/25	SEK	2,421	USD	238	(3)
JPMorgan Chase Bank	05/07/25	USD	3,162	SEK	34,553	286
JPMorgan Chase Bank	05/07/25	THB	59,160	USD	1,744	(5)
JPMorgan Chase Bank	05/07/25	IDR	108,820,786	USD	6,665	142
JPMorgan Chase Bank	05/12/25	USD	65	AUD	103	—
JPMorgan Chase Bank	05/12/25	AUD	4,835	USD	3,020	6
JPMorgan Chase Bank	05/13/25	USD	3,370	NOK	38,430	279

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	05/13/25	USD	269	NOK	2,823	$(1)
JPMorgan Chase Bank	05/13/25	NOK	4,220	USD	378	(22)
JPMorgan Chase Bank	05/14/25	CNY	3,343	USD	460	(6)
JPMorgan Chase Bank	05/14/25	PLN	11,952	USD	2,919	(158)
JPMorgan Chase Bank	05/19/25	ILS	7,883	USD	2,222	103
JPMorgan Chase Bank	05/19/25	THB	81,131	USD	2,420	20
JPMorgan Chase Bank	05/21/25	EUR	7,960	USD	8,265	(356)
JPMorgan Chase Bank	05/22/25	USD	88	CNY	613	(2)
JPMorgan Chase Bank	05/22/25	USD	270	CAD	387	(1)
JPMorgan Chase Bank	05/22/25	CNY	613	USD	87	1
JPMorgan Chase Bank	05/27/25	USD	3,934	KRW	5,652,684	(87)
JPMorgan Chase Bank	05/27/25	NZD	6,780	USD	3,891	48
JPMorgan Chase Bank	05/27/25	HUF	10,462	USD	27	(1)
JPMorgan Chase Bank	05/29/25	CNY	51,176	USD	7,085	(47)
JPMorgan Chase Bank	06/02/25	CZK	57,585	USD	2,402	(92)
JPMorgan Chase Bank	06/03/25	USD	2,523	GBP	1,997	53
JPMorgan Chase Bank	06/04/25	USD	11	CAD	16	—
JPMorgan Chase Bank	06/04/25	USD	30	MXN	620	—
JPMorgan Chase Bank	06/04/25	USD	68	AUD	110	—
JPMorgan Chase Bank	06/04/25	USD	74	JPY	11,000	—
JPMorgan Chase Bank	06/04/25	EUR	83	USD	87	(3)
JPMorgan Chase Bank	06/04/25	USD	256	EUR	238	2
JPMorgan Chase Bank	06/04/25	USD	26	EUR	24	—
JPMorgan Chase Bank	06/04/25	MXN	1,100	USD	54	—
JPMorgan Chase Bank	06/04/25	CHF	4,405	USD	4,969	(50)
JPMorgan Chase Bank	06/04/25	SGD	7,733	USD	5,798	24
JPMorgan Chase Bank	06/04/25	THB	76,464	USD	2,284	19
JPMorgan Chase Bank	06/12/25	USD	194	EUR	179	—
JPMorgan Chase Bank	06/12/25	USD	241	EUR	220	(2)
JPMorgan Chase Bank	06/12/25	EUR	7,501	USD	8,081	(54)
JPMorgan Chase Bank	06/18/25	NZD	7,017	USD	4,005	25
JPMorgan Chase Bank	06/23/25	USD	3,021	SEK	30,603	42
JPMorgan Chase Bank	07/08/25	NZD	7,638	USD	4,371	37
Midland Walwyn Capital Inc.	04/02/25	USD	34	RON	155	—
Midland Walwyn Capital Inc.	04/02/25	USD	50	CHF	45	1
Midland Walwyn Capital Inc.	04/02/25	USD	20	JPY	3,000	—
Midland Walwyn Capital Inc.	04/02/25	USD	102	JPY	15,200	—
Midland Walwyn Capital Inc.	04/02/25	MXN	200	USD	10	—
Midland Walwyn Capital Inc.	04/02/25	RON	280	USD	59	(2)
Midland Walwyn Capital Inc.	04/02/25	NZD	973	USD	547	(4)
Midland Walwyn Capital Inc.	04/02/25	GBP	1,810	USD	2,247	(89)
Midland Walwyn Capital Inc.	05/07/25	USD	20	JPY	3,000	—
Midland Walwyn Capital Inc.	05/07/25	USD	14	JPY	2,000	—
Midland Walwyn Capital Inc.	05/07/25	USD	53	MXN	1,100	—
Midland Walwyn Capital Inc.	05/07/25	RON	125	USD	27	—
Midland Walwyn Capital Inc.	05/07/25	NZD	930	USD	526	(1)
Midland Walwyn Capital Inc.	05/07/25	GBP	2,071	USD	2,570	(102)
Midland Walwyn Capital Inc.	05/07/25	MYR	3,350	USD	766	9
Midland Walwyn Capital Inc.	05/07/25	EUR	14,144	USD	14,789	(518)
Midland Walwyn Capital Inc.	05/07/25	MXN	200	USD	10	—

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Midland Walwyn Capital Inc.	05/07/25	MXN	21,570	USD	1,030	$(19)
Midland Walwyn Capital Inc.	05/07/25	CNY	34,508	USD	4,775	(33)
Midland Walwyn Capital Inc.	05/07/25	JPY	1,015,200	USD	6,615	(202)
Midland Walwyn Capital Inc.	06/04/25	USD	20	JPY	3,000	—
Midland Walwyn Capital Inc.	06/04/25	EUR	52	USD	57	1
Midland Walwyn Capital Inc.	06/04/25	USD	84	MYR	370	—
Midland Walwyn Capital Inc.	06/04/25	MXN	510	USD	25	—
Midland Walwyn Capital Inc.	06/04/25	MXN	550	USD	27	—
Midland Walwyn Capital Inc.	07/02/25	GBP	2,257	USD	2,914	1
Midland Walwyn Capital Inc.	07/02/25	MXN	14,380	USD	705	10
Morgan Stanley	04/02/25	AUD	30	USD	19	—
Morgan Stanley	04/02/25	GBP	69	USD	88	(1)
Morgan Stanley	04/02/25	CAD	75	USD	52	—
Morgan Stanley	04/02/25	CHF	90	USD	101	—
Morgan Stanley	04/02/25	USD	101	CHF	90	—
Morgan Stanley	04/02/25	USD	209	EUR	200	7
Morgan Stanley	04/02/25	USD	71	MXN	1,467	1
Morgan Stanley	04/02/25	USD	161	MXN	3,264	(1)
Morgan Stanley	04/02/25	USD	252	NZD	440	(3)
Morgan Stanley	04/02/25	USD	302	JPY	44,700	(3)
Morgan Stanley	04/02/25	USD	412	SEK	4,210	7
Morgan Stanley	04/02/25	EUR	718	USD	743	(33)
Morgan Stanley	04/02/25	ZAR	1,220	USD	67	1
Morgan Stanley	04/02/25	NZD	1,370	USD	783	8
Morgan Stanley	04/02/25	JPY	4,300	USD	29	—
Morgan Stanley	04/02/25	MXN	2,830	USD	139	1
Morgan Stanley	04/02/25	MXN	2,880	USD	140	(1)
Morgan Stanley	04/02/25	HUF	41,900	USD	114	1
Morgan Stanley	04/07/25	USD	55	ZAR	992	(1)
Morgan Stanley	04/07/25	USD	150	GBP	116	—
Morgan Stanley	04/07/25	EUR	250	USD	273	3
Morgan Stanley	04/07/25	EUR	125	USD	130	(5)
Morgan Stanley	04/07/25	USD	700	EUR	642	(6)
Morgan Stanley	04/07/25	AUD	4,236	USD	2,606	(34)
Morgan Stanley	04/07/25	JPY	5,907	USD	40	—
Morgan Stanley	04/07/25	JPY	18,161	USD	120	(2)
Morgan Stanley	04/07/25	JPY	18,856	EUR	120	3
Morgan Stanley	04/07/25	JPY	21,020	EUR	130	—
Morgan Stanley	04/14/25	JPY	323,700	USD	2,070	(98)
Morgan Stanley	05/07/25	USD	51	JPY	7,600	—
Morgan Stanley	05/07/25	USD	95	MXN	1,980	1
Morgan Stanley	05/07/25	USD	209	EUR	200	7
Morgan Stanley	05/07/25	EUR	325	USD	335	(17)
Morgan Stanley	05/07/25	CZK	460	USD	20	—
Morgan Stanley	05/07/25	NZD	470	USD	270	4
Morgan Stanley	05/07/25	USD	526	GBP	407	—
Morgan Stanley	05/07/25	MXN	1,600	USD	77	(1)
Morgan Stanley	05/07/25	JPY	4,300	USD	29	—
Morgan Stanley	05/12/25	HKD	4,185	USD	540	1
Morgan Stanley	05/12/25	JPY	625,000	USD	4,159	(40)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	06/04/25	USD	13	MXN	280	$—
Morgan Stanley	06/04/25	MXN	470	USD	23	—
Morgan Stanley	06/04/25	JPY	4,300	USD	29	—
Morgan Stanley	07/02/25	MXN	1,100	USD	54	—
National Bank of Australia	04/02/25	USD	56	NZD	100	1
National Bank of Australia	05/07/25	USD	649	JPY	99,000	16
National Bank of Australia	06/04/25	USD	44	AUD	70	(1)
NatWest Markets, Inc.	04/07/25	USD	10	NOK	112	1
NatWest Markets, Inc.	04/07/25	EUR	1,450	USD	1,499	(68)
NatWest Markets, Inc.	04/07/25	USD	2,028	ZAR	39,064	95
NatWest Markets, Inc.	04/07/25	USD	2,568	AUD	4,177	35
NatWest Markets, Inc.	04/07/25	USD	19	AUD	31	—
NatWest Markets, Inc.	04/07/25	JPY	13,806	USD	90	(2)
Nomura Securities	04/07/25	ZAR	38,444	USD	2,053	(36)
Nomura Securities	04/07/25	EUR	67,885	USD	70,897	(2,459)
RBC	04/02/25	USD	52	CAD	75	—
RBC	04/02/25	GBP	120	USD	153	(2)
RBC	04/02/25	USD	153	NOK	1,710	9
RBC	04/02/25	CHF	180	USD	205	1
RBC	04/02/25	NZD	263	USD	150	1
RBC	04/02/25	USD	56	NZD	100	—
RBC	04/02/25	USD	252	NZD	435	(6)
RBC	04/02/25	USD	351	AUD	558	(4)
RBC	04/02/25	USD	205	GBP	160	2
RBC	04/02/25	USD	151	GBP	117	—
RBC	04/02/25	EUR	231	USD	250	1
RBC	04/02/25	EUR	158	USD	165	(6)
RBC	04/02/25	USD	101	CHF	90	1
RBC	04/02/25	USD	301	CHF	265	(1)
RBC	04/02/25	AUD	400	USD	252	3
RBC	04/02/25	AUD	165	USD	103	—
RBC	04/02/25	USD	204	EUR	195	7
RBC	04/02/25	USD	405	EUR	371	(4)
RBC	04/02/25	USD	51	JPY	7,600	—
RBC	04/02/25	USD	674	JPY	99,900	(6)
RBC	04/02/25	CAD	1,309	USD	909	(1)
RBC	04/02/25	SEK	1,560	USD	152	(3)
RBC	04/02/25	JPY	52,500	USD	355	4
RBC	04/02/25	JPY	17,200	USD	114	(1)
RBC	05/07/25	USD	13	MXN	280	—
RBC	05/07/25	GBP	39	USD	50	—
RBC	05/07/25	AUD	80	USD	50	—
RBC	05/07/25	USD	99	NZD	175	—
RBC	05/07/25	USD	100	AUD	160	—
RBC	05/07/25	JPY	2,000	USD	13	—
RBC	06/04/25	USD	14	JPY	2,000	—
RBC	06/04/25	JPY	901,000	USD	6,074	5
RBS	05/07/25	JPY	15,000	USD	100	(1)
RBS	06/04/25	MXN	610	USD	29	—
SCB Securities	04/02/25	EUR	30	USD	33	—

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	04/02/25	USD	63	JPY	9,500	$1
SCB Securities	04/02/25	AUD	80	USD	50	—
SCB Securities	04/02/25	RON	95	USD	21	—
SCB Securities	04/02/25	CNY	5,051	USD	693	(3)
SCB Securities	04/16/25	USD	327	HKD	2,535	(1)
SCB Securities	04/17/25	USD	326	HKD	2,530	(1)
SCB Securities	05/07/25	EUR	35	USD	38	—
SCB Securities	05/07/25	RON	95	USD	21	—
SCB Securities	05/07/25	AUD	80	USD	50	—
SCB Securities	05/07/25	AUD	80	USD	50	—
SCB Securities	05/12/25	USD	1,082	HKD	8,390	(3)
SCB Securities	06/04/25	USD	27	MXN	550	—
SCB Securities	06/04/25	USD	250	CNY	1,810	3
SCB Securities	06/18/25	HKD	2,635	USD	340	1
SCB Securities	07/02/25	USD	19	MXN	400	—
SCB Securities	07/02/25	MXN	1,560	USD	76	1
Seaport Securities Corporation	05/07/25	USD	51	JPY	7,600	—
Seaport Securities Corporation	07/09/25	USD	60	CNY	429	—
Societe Generale	04/02/25	RON	515	USD	108	(4)
Societe Generale	05/07/25	RON	515	USD	111	—
Societe Generale	07/02/25	USD	26	MXN	540	—
Standard Chartered	04/07/25	USD	100	CNY	719	(1)
Standard Chartered	04/07/25	USD	564	KRW	818,394	(9)
Standard Chartered	04/08/25	THB	20,809	USD	619	5
State Street	04/02/25	USD	35	HUF	13,000	—
State Street	04/02/25	GBP	39	USD	51	—
State Street	04/02/25	USD	51	JPY	7,700	—
State Street	04/02/25	PLN	75	USD	19	—
State Street	04/02/25	CHF	90	USD	102	1
State Street	04/02/25	USD	92	MXN	1,900	1
State Street	04/02/25	USD	101	AUD	160	(1)
State Street	04/02/25	MXN	200	USD	10	—
State Street	04/02/25	MXN	24,630	USD	1,176	(28)
State Street	04/02/25	HUF	29,000	USD	76	(2)
State Street	04/07/25	USD	2	INR	152	—
State Street	04/07/25	USD	50	CNY	359	—
State Street	04/07/25	USD	130	NOK	1,457	8
State Street	04/07/25	MXN	4,765	USD	226	(7)
State Street	04/07/25	COP	124,527	USD	30	—
State Street	05/07/25	USD	10	MXN	200	—
State Street	05/07/25	EUR	30	USD	33	—
State Street	05/07/25	MXN	600	USD	29	—
State Street	05/07/25	CAD	272	USD	191	1
State Street	05/07/25	CAD	1,240	USD	862	(1)
State Street	05/07/25	AUD	2,680	USD	1,668	(2)
State Street	05/22/25	CAD	1,900	USD	1,340	17
State Street	06/04/25	USD	19	MXN	400	—
State Street	06/04/25	USD	24	MXN	500	—
State Street	06/04/25	AUD	80	USD	50	—
State Street	06/04/25	USD	303	EUR	278	(2)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	06/04/25	MXN	710	USD	35	$—
State Street	06/04/25	NZD	1,243	USD	708	3
State Street	06/04/25	CAD	1,539	USD	1,078	5
State Street	07/02/25	MXN	1,200	USD	59	1
State Street	07/02/25	CAD	1,523	USD	1,071	8
TD Securities	04/02/25	USD	20	EUR	19	1
TD Securities	04/02/25	GBP	39	USD	50	—
TD Securities	04/02/25	USD	53	CAD	75	(1)
TD Securities	04/02/25	USD	103	GBP	80	1
TD Securities	04/02/25	CHF	175	USD	198	1
TD Securities	04/02/25	USD	25	AUD	40	—
TD Securities	04/02/25	USD	308	AUD	490	(3)
TD Securities	04/02/25	USD	381	JPY	59,000	14
TD Securities	04/02/25	JPY	15,100	USD	102	1
TD Securities	04/07/25	USD	30	AUD	48	—
TD Securities	04/07/25	EUR	2,610	USD	2,726	(95)
TD Securities	05/07/25	USD	25	AUD	40	—
TD Securities	05/07/25	AUD	30	USD	19	—
TD Securities	05/07/25	CAD	145	USD	101	—
TD Securities	06/04/25	AUD	150	USD	94	1
TD Securities	06/04/25	MXN	20,650	USD	1,000	(1)
UBS	04/02/25	USD	21	ILS	75	(1)
UBS	04/02/25	USD	40	THB	1,370	—
UBS	04/02/25	USD	231	CHF	205	1
UBS	04/02/25	USD	589	MXN	12,070	1
UBS	04/02/25	USD	10	MXN	200	—
UBS	04/02/25	CHF	643	USD	718	(9)
UBS	04/02/25	CNY	726	USD	100	—
UBS	04/02/25	THB	1,150	USD	34	—
UBS	04/02/25	RON	5,015	USD	1,056	(32)
UBS	04/02/25	ZAR	13,798	USD	749	(1)
UBS	04/02/25	HUF	14,600	USD	40	1
UBS	04/02/25	JPY	34,000	USD	230	2
UBS	04/02/25	JPY	1,035,600	USD	6,666	(259)
UBS	04/07/25	USD	21	CAD	31	—
UBS	04/07/25	USD	298	COP	1,243,995	(1)
UBS	04/07/25	USD	608	INR	53,126	13
UBS	04/07/25	USD	834	EUR	800	31
UBS	04/07/25	EUR	1,870	CHF	1,743	(49)
UBS	04/07/25	GBP	2,065	USD	2,503	(162)
UBS	04/07/25	CHF	2,117	USD	2,331	(64)
UBS	04/07/25	CAD	7,830	USD	5,444	1
UBS	04/07/25	INR	126,005	USD	1,441	(33)
UBS	05/07/25	USD	73	RON	335	—
UBS	05/07/25	USD	303	EUR	278	(2)
UBS	05/07/25	USD	608	MXN	12,405	(5)
UBS	05/07/25	RON	5,015	USD	1,084	(4)
UBS	05/07/25	JPY	8,000	USD	52	(2)
UBS	05/07/25	NOK	8,885	USD	842	(1)
UBS	05/07/25	ZAR	12,145	USD	665	6

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
UBS	05/12/25	HKD	4,205	USD	542	$1
UBS	06/04/25	USD	20	MXN	420	—
Wells Fargo	04/02/25	USD	15	MXN	300	—
Wells Fargo	04/02/25	USD	51	CHF	45	—
Wells Fargo	04/02/25	USD	53	CAD	75	(1)
Wells Fargo	04/02/25	CHF	90	USD	102	—
Wells Fargo	04/02/25	SEK	520	USD	51	—
Wells Fargo	04/02/25	NOK	3,410	USD	304	(20)
Wells Fargo	04/02/25	JPY	15,100	USD	102	1
Wells Fargo	04/07/25	USD	8	CNH	59	—
Wells Fargo	04/07/25	EUR	23	GBP	19	—
Wells Fargo	04/07/25	USD	220	CAD	316	(1)
Wells Fargo	04/07/25	CAD	286	USD	200	2
Wells Fargo	04/07/25	USD	2,261	EUR	2,177	91
Wells Fargo	04/07/25	SEK	4,799	USD	429	(49)
Wells Fargo	04/07/25	COP	853,242	USD	203	—
Wells Fargo	05/07/25	USD	15	MXN	300	—
Wells Fargo	05/07/25	CNY	6,487	USD	894	(10)
Wells Fargo	06/04/25	EUR	35	USD	38	—
Westpac Banking	04/02/25	USD	11	CAD	16	—
Westpac Banking	04/02/25	NZD	90	USD	51	—
Westpac Banking	04/02/25	EUR	194	USD	206	(3)
Westpac Banking	04/02/25	USD	51	NZD	90	—
Westpac Banking	04/02/25	USD	254	NZD	445	(2)
Westpac Banking	04/02/25	CAD	502	USD	350	1
Westpac Banking	05/07/25	CHF	45	USD	51	—
						$(6,750)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2025, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX IG S44 JUN-30	Buy	1.00%	Quarterly	06/20/2030	$6,372	$(115)	$(126)	$11
CDX IG S44 JUN-30	Buy	1.00%	Quarterly	06/20/2030	8,488	(152)	(168)	16
ITRAXX MAIN S43 JUN	Buy	1.00%	Quarterly	06/20/2030	1,814	(35)	(41)	6
ITRAXX MAIN S43 JUN	Buy	1.00%	Quarterly	06/20/2030	1,992	(38)	(44)	6
ITRAXX MAIN S43 JUN	Buy	1.00%	Quarterly	06/20/2030	3,124	(59)	(70)	11
ITRAXX XOVER S42 DE	Buy	5.00%	Quarterly	12/20/2029	2,950	(231)	(243)	12
ITRAXX XOVER S42 DE	Buy	5.00%	Quarterly	12/20/2029	3,100	(241)	(261)	20
ITRAXX XOVER S42 DE	Buy	5.00%	Quarterly	12/20/2029	430	(33)	(36)	3
						$(904)	$(989)	$85

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.492%	EURIBOR 6 MONTH	Annually	02/15/2034	EUR	8,028	$78	$31	$47
4.44604%	SONIA-COMPOUND	Annually	03/24/2055	GBP	1,550	(7)	–	(7)
China 7-Day Reverse Repo Rate	2.0125%	Quarterly	06/19/2029	CNY	98,000	227	–	227
China 7-Day Reverse Repo Rate	2.007%	Quarterly	06/19/2029	CNY	85,000	194	–	194

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

International Fixed Income Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
China 7-Day Reverse Repo Rate	2.0088%	Quarterly	06/19/2029	CNY	3,700	$9	$–	$9
China 7-Day Reverse Repo Rate	1.376% FIXED	Quarterly	12/24/2029	CNY	28,220	(39)	–	(39)
3 MONTH CDC	2.7895%	Quarterly	11/27/2029	KRW	844,300	6	–	6
0.836%	TONA-OIS-COMPOUND	Annually	03/14/2027	JPY	2,361,000	2	–	2
3.364%	SOFR-COMPOUND	Annually	08/20/2054	USD	2,840	233	–	233
						$703	$31	$672

Percentages are based on Net Assets of $357,360 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $54,068 ($ Thousands), representing 15.1% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Zero coupon security.
(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Perpetual security with no stated maturity date.
(G)	No interest rate available.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	336,581	–	336,581
U.S. Treasury Obligations	–	8,394	–	8,394
Mortgage-Backed Securities	–	16	–	16
Total Investments in Securities	–	344,991	–	344,991

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	415	–	–	415
Unrealized Depreciation	(237)	–	–	(237)
Forward Contracts*
Unrealized Appreciation	–	3,019	–	3,019
Unrealized Depreciation	–	(9,769)	–	(9,769)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	85	–	85
Interest Rate Swaps*
Unrealized Appreciation	–	718	–	718
Unrealized Depreciation	–	(46)	–	(46)
Total Other Financial Instruments	178	(5,993)	–	(5,815)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 93.7%
Albania — 0.1%
Albania Government International Bond
4.750%, 02/14/2035(A)	EUR	1,150	$1,196

Angola — 0.5%
Angolan Government International Bond
9.375%, 05/08/2048		$1,150	909
Angolan Government International Bond MTN
9.125%, 11/26/2049		705	544
8.000%, 11/26/2029		1,962	1,739
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		1,417	1,336
			4,528

Argentina — 2.0%
Argentine Republic Government International Bond
5.000%, 01/09/2038(B)		1,610	1,059
4.250%, 01/09/2038(B)	EUR	340	223
4.125%, 07/09/2035(B)		$4,356	2,722
4.125%, 07/09/2046(B)		3,694	2,279
3.875%, 07/09/2035(B)	EUR	2,900	1,873
3.750%, 07/09/2046(B)		235	148
3.500%, 07/09/2041(B)		$5,318	3,071
1.000%, 07/09/2029		882	684
0.750%, 07/09/2030(B)		4,139	3,022
0.500%, 07/09/2029	EUR	12	10
0.125%, 07/09/2030		477	367
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(B)		$3,391	2,170
Republic of Argentina
0.000% 12/15/2035 (C)(D)	EUR	1,232	111
			17,739

Armenia — 0.2%
Republic of Armenia International Bond
6.750%, 03/12/2035(A)		$400	385
3.950%, 09/26/2029		200	179
3.600%, 02/02/2031		1,302	1,103
			1,667

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		1,339	1,173

Bahamas — 0.9%
Bahamas Government International Bond
9.000%, 06/16/2029		1,000	1,039
8.950%, 10/15/2032		4,790	4,939
6.000%, 11/21/2028		1,995	1,908
			7,886

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahrain — 1.2%
Bahrain Government International Bond
6.750%, 09/20/2029		$1,539	$1,567
6.000%, 09/19/2044		830	704
5.450%, 09/16/2032		1,545	1,439
Bahrain Government International Bond MTN
6.250%, 01/25/2051		4,550	3,859
4.250%, 01/25/2028		710	678
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		2,733	2,620
			10,867

Barbados — 0.1%
Barbados Government International Bond
6.500%, 10/01/2029		800	769

Benin — 0.1%
Benin Government International Bond
8.375%, 01/23/2041(A)		331	314
6.875%, 01/19/2052	EUR	458	396
			710

Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		$221	192

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,002	666

Brazil — 3.4%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		210	211
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035	BRL	364	254
6.000%, 05/15/2045		1,047	699
6.000%, 08/15/2050		991	656
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027		18,019	2,927
10.000%, 01/01/2029		36,851	5,611
10.000%, 01/01/2031		23,105	3,310
10.000%, 01/01/2033		33,859	4,644
10.000%, 01/01/2035		19,507	2,581
Brazilian Government International Bond
7.125%, 05/13/2054		$1,724	1,648
6.625%, 03/15/2035		3,512	3,492
5.625%, 02/21/2047		267	218
4.750%, 01/14/2050		1,669	1,174
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031(A)		818	674
7.250%, 06/30/2031		322	265
MV24 Capital BV
6.748%, 06/01/2034		1,440	1,390

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Oceanica Lux
13.000%, 10/02/2029(A)		$295	$278
Yinson Boronia Production BV
8.947%, 07/31/2042		843	889
			30,921

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 07/31/2031		200	188
5.950%, 07/07/2032	EUR	1,430	1,214
			1,402

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		$250	256

Cayman Islands — 0.1%
Neon Capital MTN
0.000%, 01/06/2028(C)(D)	JPY	122,528	780

Chile — 1.4%
Bonos de la Tesoreria de la Republica en pesos (A)
6.000%, 04/01/2033	CLP	610,000	646
5.000%, 10/01/2028		1,000,000	1,032
4.700%, 09/01/2030		820,000	819
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035(A)		$400	400
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		651	667
Chile Government International Bond
4.950%, 01/05/2036		3,205	3,106
3.100%, 05/07/2041		1,375	1,008
Corp Nacional del Cobre de Chile
5.950%, 01/08/2034		1,990	2,016
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		350	228
3.068%, 08/18/2050		250	151
Empresa Nacional del Petroleo
6.150%, 05/10/2033		1,050	1,073
6.150%, 05/10/2033(A)		200	204
5.950%, 07/30/2034(A)		257	258
Nacional del Cobre de Chile (A)
6.780%, 01/13/2055		973	997
5.950%, 01/08/2034		364	369
			12,974

China — 0.4%
China Government International Bond
4.125%, 11/20/2027(A)		2,568	2,601
0.550%, 10/21/2025		626	614
			3,215

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Colombia — 5.0%
AI Candelaria -spain
5.750%, 06/15/2033		$1,180	$1,015
Colombia Government International Bond
9.850% 06/28/2027	COP	5,060,000	1,185
8.750%, 11/14/2053		$3,816	3,785
6.125%, 01/18/2041		615	499
5.625%, 02/26/2044		2,032	1,514
5.200%, 05/15/2049		600	399
5.000%, 06/15/2045		4,543	3,049
4.125%, 02/22/2042		3,356	2,113
Colombian TES
13.250%, 02/09/2033	COP	5,938,000	1,495
11.500%, 07/25/2046		19,774,200	4,191
9.250%, 05/28/2042		11,730,300	2,120
7.750% 09/18/2030		8,036,600	1,642
7.500% 08/26/2026		1,717,500	399
7.250%, 10/18/2034		25,267,900	4,358
7.250%, 10/26/2050		14,102,400	1,951
7.000%, 03/26/2031		9,475,500	1,812
7.000%, 03/26/2031		1,211,900	232
7.000%, 06/30/2032		12,266,900	2,248
6.250%, 07/09/2036		16,107,700	2,413
6.000% 04/28/2028		24,268,300	5,136
5.750%, 11/03/2027		8,727,500	1,885
Ecopetrol
7.750%, 02/01/2032		$975	957
EnfraGen Energia Sur
5.375%, 12/30/2030		400	353
PA Autopista Rio Magdalena
6.050%, 06/15/2036	COP	2,298,921	448
			45,199

Costa Rica — 0.6%
Costa Rica Government International Bond
7.300%, 11/13/2054(A)		$805	831
7.158%, 03/12/2045		2,500	2,565
6.550%, 04/03/2034		1,821	1,865
			5,261

Cote d'Ivoire — 0.3%
Ivory Coast Government International Bond
8.250%, 01/30/2037(A)		816	783
8.250%, 01/30/2037		538	517
8.075%, 04/01/2036(A)		1,459	1,398
			2,698

Czechia — 1.0%
Czech Republic Government Bond
5.750%, 03/29/2029	CZK	25,000	1,163
4.900%, 04/14/2034		75,000	3,411
2.750%, 07/23/2029		14,800	616
2.000%, 10/13/2033		26,260	960
1.950%, 07/30/2037		5,510	183
1.500%, 04/24/2040		6,150	179

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.200%, 03/13/2031	CZK	37,500	$1,391
0.050%, 11/29/2029		18,530	676
			8,579

Dominican Republic — 2.2%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025	DOP	267,230	4,269
13.000%, 12/05/2025(A)		236,870	3,792
Dominican Republic International Bond
10.750%, 06/01/2036(A)		47,500	783
10.750%, 06/01/2036		20,800	343
7.050%, 02/03/2031		$3,958	4,094
6.950%, 03/15/2037(A)		1,761	1,778
6.000%, 02/22/2033		457	443
5.875%, 01/30/2060		400	337
5.300%, 01/21/2041		4,900	4,117
			19,956

Ecuador — 0.8%
Ecuador Government International Bond
6.900%, 07/31/2030(B)		5,559	3,287
5.500%, 07/31/2035(B)		4,461	2,166
5.500%, 07/31/2035(A)(B)		728	354
5.000%, 07/31/2040(B)		2,386	1,047
0.000%, 07/31/2030(E)		1,556	743
			7,597

Egypt — 2.4%
Egypt Government Bond
25.318%, 08/13/2027	EGP	190,100	3,910
Egypt Government International Bond
8.875%, 05/29/2050		$2,010	1,558
8.700%, 03/01/2049		3,589	2,752
8.625%, 02/04/2030(A)		1,831	1,771
8.500%, 01/31/2047		5,950	4,511
Egypt Government International Bond MTN
6.375%, 04/11/2031	EUR	1,720	1,573
5.625%, 04/16/2030		432	395
Egypt Treasury Bills
0.000%, 04/29/2025(E)(F)	EGP	4,550	88
0.000%, 06/03/2025(E)(F)		29,775	561
0.000%, 06/10/2025(E)(F)		22,700	425
0.000%, 06/17/2025(E)(F)		78,000	1,458
0.000%, 07/08/2025(E)(F)		12,625	232
0.000%, 07/15/2025(E)(F)		22,675	415
0.000%, 08/05/2025(E)(F)		102,000	1,843
			21,492

El Salvador — 0.3%
El Salvador Government International Bond
9.650%, 11/21/2054		$1,746	1,749
7.125%, 01/20/2050		1,700	1,352
			3,101

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ethiopia — 0.2%
Ethiopia International Bond
6.625%, 12/11/2024		$1,380	$1,180
6.625%, 12/11/2024(A)		393	336
			1,516

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		700	705
Gabon Government International Bond
7.000%, 11/24/2031		1,497	1,171
7.000%, 11/24/2031(A)		200	156
			2,032

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		1,260	1,204

Ghana — 0.8%
Ghana Government International Bond
5.000%, 07/03/2029(B)		3,863	3,358
5.000%, 07/03/2029(A)(B)		303	265
5.000%, 07/03/2035(B)		2,858	2,016
0.000%, 07/03/2026(E)		1,601	1,499
0.000%, 07/03/2026(A)(E)		–	–
0.000%, 01/03/2030(E)		302	234
			7,372

Guatemala — 0.7%
Guatemala Government Bond
6.600%, 06/13/2036		3,732	3,751
6.125%, 06/01/2050		1,615	1,445
4.500%, 05/03/2026		750	741
			5,937

Honduras — 0.2%
Honduras Government International Bond
8.625%, 11/27/2034(A)		612	607
8.625%, 11/27/2034		217	215
6.250%, 01/19/2027		176	173
5.625%, 06/24/2030		519	466
			1,461

Hungary — 1.5%
Hungary Government Bond
3.250%, 10/22/2031	HUF	243,940	530
3.000%, 10/27/2038		580,490	988
3.000%, 04/25/2041		543,310	869
Hungary Government International Bond
6.125%, 05/22/2028(A)		$540	554
6.125%, 05/22/2028		2,802	2,877
5.500%, 03/26/2036(A)		688	658
5.500%, 03/26/2036		4,104	3,924
3.125%, 09/21/2051		2,386	1,415
2.125%, 09/22/2031		1,475	1,197

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
MVM Energetika Zrt
6.500%, 03/13/2031		$300	$307
			13,319

India — 0.9%
Adani Green Energy UP
6.700%, 03/12/2042		1,788	1,581
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		637	502
Export-Import Bank of India MTN
3.250%, 01/15/2030		660	613
2.250%, 01/13/2031		1,294	1,111
India Government Bond
7.300%, 06/19/2053	INR	350,010	4,284
			8,091

Indonesia — 7.0%
Indonesia Asahan Aluminium
5.800%, 05/15/2050(A)		$565	520
Indonesia Government International Bond
8.375% 09/15/2026	IDR	15,219,000	941
5.650%, 01/11/2053		$2,863	2,808
4.850%, 01/11/2033		1,100	1,078
4.550%, 01/11/2028		1,745	1,741
4.400%, 03/10/2029		544	536
3.550%, 03/31/2032		2,049	1,864
2.850%, 02/14/2030		1,991	1,818
Indonesia Treasury Bond
9.000% 03/15/2029	IDR	31,550,000	2,051
8.750% 05/15/2031		13,902,000	913
8.375% 03/15/2034		19,797,000	1,298
8.375%, 04/15/2039		17,819,000	1,185
8.250%, 05/15/2029		32,931,000	2,096
8.250% 06/15/2032		11,041,000	711
8.250% 05/15/2036		25,814,000	1,676
7.500%, 08/15/2032		14,342,000	889
7.500%, 06/15/2035		4,700,000	291
7.500%, 05/15/2038		18,751,000	1,163
7.500%, 04/15/2040		26,006,000	1,608
7.125%, 06/15/2038		76,346,000	4,596
7.125%, 08/15/2040		23,545,000	1,428
7.125%, 06/15/2042		5,650,000	340
7.125%, 06/15/2043		31,467,000	1,894
7.125%, 08/15/2045		17,247,000	1,040
7.000% 05/15/2027		4,310,000	262
7.000%, 09/15/2030		27,714,000	1,688
7.000%, 02/15/2033		46,338,000	2,791
6.875%, 04/15/2029		35,351,000	2,149
6.875%, 08/15/2051		27,747,000	1,613
6.750%, 07/15/2035		155,666,000	9,210
6.625%, 02/15/2034		26,328,000	1,551
6.500%, 07/15/2030		66,000,000	3,934
6.500%, 02/15/2031		43,565,000	2,585
6.375%, 08/15/2028		21,395,000	1,280

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.375%, 04/15/2032	IDR	19,766,000	$1,155
6.375%, 07/15/2037		1,500,000	85
Minejesa Capital BV
5.625%, 08/10/2037		$495	466
			63,254

Iraq — 0.7%
Iraq International Bond
5.800%, 01/15/2028		2,459	2,411
5.800%, 01/15/2028		3,570	3,501
			5,912

Israel — 0.4%
Israel Electric
8.100%, 12/15/2096		1,400	1,781
Israel Government International Bond
5.750%, 03/12/2054		262	240
Leviathan Bond
6.750%, 06/30/2030(A)		394	382
State of Israel
3.800%, 05/13/2060		1,360	871
			3,274

Ivory Coast — 0.2%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	2,200	1,853

Jamaica — 0.1%
Kingston Airport Revenue Finance
6.750%, 12/15/2036(A)		$745	751
TransJamaican Highway Ltd
5.750%, 10/10/2036	JMD	426	392
			1,143

Jordan — 0.5%
Jordan Government International Bond
7.500%, 01/13/2029(A)		$1,021	1,021
7.500%, 01/13/2029		567	567
7.375%, 10/10/2047		2,900	2,526
			4,114

Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC
5.625%, 04/07/2030(A)		565	564
5.500%, 04/15/2027(A)		398	400
5.250%, 10/23/2029(A)		423	419
5.250%, 10/23/2029		323	320
KazMunayGas National JSC
6.375%, 10/24/2048		1,120	1,047
Tengizchevroil Finance International
3.250%, 08/15/2030		450	393
			3,143

Kenya — 0.6%
Kenya Government International Bond
7.000%, 05/22/2027		400	399

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of Kenya Government International Bond
9.750%, 02/16/2031(A)		$1,102	$1,079
9.750%, 02/16/2031		326	319
9.500%, 03/05/2036(A)		1,929	1,770
8.250%, 02/28/2048		2,751	2,180
			5,747

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		600	594

Lebanon — 0.4%
Lebanon Government International Bond
8.250%, 05/17/2034(G)		4,412	706
Lebanon Government International Bond MTN
8.250%, 04/12/2049(G)		7,110	1,148
7.000%, 03/20/2028(G)		164	27
6.400%, 05/26/2023(G)		2,649	494
6.375%, 12/31/2023(G)		2,239	350
6.100%, 10/04/2022(G)		3,511	565
5.800%, 04/14/2023(G)		2,787	446
			3,736

Macedonia — 0.0%
North Macedonia Government International Bond
6.960%, 03/13/2027	EUR	171	193

Malaysia — 5.7%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		$149	149
Malaysia Government Bond
5.248% 09/15/2028	MYR	2,667	634
4.893%, 06/08/2038		21,075	5,230
4.696%, 10/15/2042		3,303	810
4.642%, 11/07/2033		11,110	2,664
4.504%, 04/30/2029		4,500	1,050
4.498% 04/15/2030		9,992	2,343
4.457%, 03/31/2053		1,997	472
4.065%, 06/15/2050		10,317	2,299
4.054%, 04/18/2039		4,639	1,059
3.955% 09/15/2025		35,357	7,994
3.906%, 07/15/2026		8,680	1,971
3.900%, 11/30/2026		3,285	747
3.885%, 08/15/2029		12,349	2,816
3.828%, 07/05/2034		16,001	3,616
3.757%, 05/22/2040		8,460	1,869
3.733%, 06/15/2028		12,381	2,808
3.582%, 07/15/2032		11,997	2,677
3.502% 05/31/2027		4,963	1,121
2.632%, 04/15/2031		9,526	2,023

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Malaysia Government Investment Issue
4.369%, 10/31/2028	MYR	1,200	$278
4.119%, 11/30/2034		1,248	289
Petronas Capital
5.848%, 04/03/2055(A)		$1,833	1,859
Petronas Capital MTN
3.500%, 04/21/2030		513	484
3.404%, 04/28/2061		3,171	2,070
2.480%, 01/28/2032		2,066	1,766
			51,098

Mexico — 8.3%
Braskem Idesa SAPI
6.990%, 02/20/2032		1,040	777
Cemex (H)
9.125%, H15T5Y + 5.157% (A)(C)		326	331
9.125%, H15T5Y + 5.157% (C)		250	254
Mexican Bonos
8.500%, 03/02/2028	MXN	172,000	8,350
8.500%, 03/01/2029		87,368	4,224
8.500%, 02/28/2030		130,000	6,238
8.000%, 05/24/2035		10,700	479
8.000%, 11/07/2047		69,541	2,806
8.000%, 07/31/2053		65,873	2,624
7.750% 11/23/2034		52,326	2,299
7.750% 11/13/2042		189,300	7,590
7.500% 06/03/2027		90,014	4,306
7.500%, 05/26/2033		28,772	1,265
Mexican Bonos, Ser M20
7.750% 05/29/2031		109,731	5,040
Mexican Bonos, Ser M30
8.500% 11/18/2038		59,507	2,657
Mexico Government International Bond
7.375%, 05/13/2055		$1,645	1,681
6.875%, 05/13/2037		606	620
Mexico Government International Bond MTN
5.625%, 03/19/2114	GBP	5,800	5,118
Petroleos Mexicanos
7.690%, 01/23/2050		$10,130	7,599
6.625%, 06/15/2035		725	579
Petroleos Mexicanos MTN
6.750%, 09/21/2047		9,917	6,781
Poinsettia Finance
6.625%, 06/17/2031		3,022	2,739
			74,357

Mongolia — 0.1%
Development Bank of Mongolia LLC
11.000%, 03/07/2026		700	716
Mongolia Government International Bond
8.650%, 01/19/2028		208	216
6.625%, 02/25/2030(A)		200	196
			1,128

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		$300	$307

Morocco — 0.2%
Morocco Government International Bond
6.500%, 09/08/2033		200	208
4.000%, 12/15/2050		600	407
3.000%, 12/15/2032		315	261
OCP SA
7.500%, 05/02/2054(A)		1,254	1,284
			2,160

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(B)		1,073	880

Nigeria — 2.2%
Nigeria Government International Bond
10.375%, 12/09/2034(A)		539	541
10.375%, 12/09/2034		207	208
9.625%, 06/09/2031(A)		1,233	1,218
9.625%, 06/09/2031		1,214	1,199
7.625%, 11/21/2025		2,290	2,295
Nigeria Government International Bond MTN
8.250%, 09/28/2051		2,000	1,565
7.375%, 09/28/2033		1,827	1,542
6.125%, 09/28/2028		930	848
Nigeria OMO Bill
0.000%, 05/20/2025(E)(F)	NGN	3,556,767	2,245
0.000%, 05/27/2025(E)(F)		1,794,709	1,128
0.000%, 09/30/2025(E)(F)		2,334,319	1,356
0.000%, 12/02/2025(E)(F)		2,551,881	1,433
0.000%, 12/09/2025(E)(F)		2,640,000	1,476
0.000%, 01/06/2026(E)(F)		864,501	474
0.000%, 02/10/2026(E)(F)		351,600	190
0.000%, 02/23/2026(E)(F)		1,707,000	918
0.000%, 02/24/2026(E)(F)		1,642,421	876
SEPLAT Energy
9.125%, 03/21/2030(A)		$565	563
			20,075

North Macedonia — 0.5%
North Macedonia Government International Bond
3.675%, 06/03/2026	EUR	2,735	2,941
1.625%, 03/10/2028		1,250	1,244
			4,185

Oman — 1.1%
EDO Sukuk
5.662%, 07/03/2031(A)		$978	986

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mazoon Assets SAOC
5.250%, 10/09/2031(A)		$785	$775
5.250%, 10/09/2031		233	230
Oman Government International Bond
7.000%, 01/25/2051		1,089	1,158
6.750%, 10/28/2027		2,300	2,387
6.750%, 01/17/2048		4,514	4,662
			10,198

Pakistan — 0.3%
Pakistan Government International Bond
6.875%, 12/05/2027		1,641	1,493
Pakistan Government International Bond MTN
8.875%, 04/08/2051		1,300	1,021
6.000%, 04/08/2026		243	230
			2,744

Panama — 1.0%
Panama Government International Bond
8.125%, 04/28/2034		478	509
8.000%, 03/01/2038		2,193	2,259
4.500%, 04/16/2050		3,901	2,476
4.500%, 04/01/2056		4,102	2,496
2.252%, 09/29/2032		2,310	1,682
			9,422

Paraguay — 0.3%
Paraguay Government International Bond
7.900%, 02/09/2031(A)	PYG	13,601,000	1,670
6.650%, 03/04/2055(A)		$836	838
4.950%, 04/28/2031		438	424
			2,932

Peru — 3.0%
Peru Government Bond
7.600%, 08/12/2039(A)	PEN	7,600	2,139
7.300%, 08/12/2033(A)		9,604	2,762
6.150%, 08/12/2032		4,000	1,095
5.400%, 08/12/2034		30,695	7,623
5.350%, 08/12/2040		708	160
Peru LNG Srl
5.375%, 03/22/2030		$750	696
Peruvian Government International Bond
7.600%, 08/12/2039(A)	PEN	1,000	283
6.900%, 08/12/2037		1,055	284
6.900%, 08/12/2037(A)		800	215
6.850%, 02/12/2042		613	163
5.940%, 02/12/2029		5,394	1,537
5.875%, 08/08/2054		$1,260	1,219
5.375%, 02/08/2035		1,500	1,470
3.600%, 01/15/2072		1,200	740
2.783%, 01/23/2031		1,295	1,134
Petroleos del Peru
5.625%, 06/19/2047(A)		720	452

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 06/19/2047		$7,500	$4,706
			26,678

Philippines — 1.1%
Philippine Government Bond
6.250%, 01/25/2034	PHP	125,000	2,180
Philippine Government International Bond
5.170%, 10/13/2027		$1,970	2,000
2.950%, 05/05/2045		400	271
2.650%, 12/10/2045		3,374	2,158
1.950%, 01/06/2032		4,103	3,401
1.750%, 04/28/2041	EUR	302	227
			10,237

Poland — 3.1%
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	18,000	4,964
2.750%, 04/25/2028		156	38
2.750%, 10/25/2029		239	55
1.750%, 04/25/2032		27,833	5,621
1.250%, 10/25/2030		11,742	2,441
Republic of Poland Government International Bond
5.500%, 04/04/2053		$100	94
5.500%, 03/18/2054		4,610	4,318
5.375%, 02/12/2035		4,964	4,990
5.125%, 09/18/2034		3,750	3,702
4.875%, 02/12/2030		2,015	2,033
			28,256

Qatar — 0.8%
Qatar Government International Bond
4.500%, 02/27/2028(A)		1,303	1,310
4.500%, 04/23/2028		3,356	3,374
Qatar Government International Bond MTN
4.750%, 05/29/2034(A)		861	870
4.750%, 05/29/2034		736	743
4.625%, 05/29/2029(A)		502	506
			6,803

Romania — 2.5%
Romania Government Bond
8.000%, 04/29/2030	RON	20,000	4,456
6.300%, 04/25/2029		11,000	2,305
4.850%, 07/25/2029		7,300	1,445
Romanian Government International Bond
7.500%, 02/10/2037(A)		$2,480	2,522
6.375%, 01/30/2034		2,100	2,018
6.250%, 09/10/2034(A)	EUR	600	642
5.750%, 03/24/2035		$190	172
5.000%, 02/12/2029	RON	3,950	795
4.000%, 02/14/2051		$4,968	3,043
3.000%, 02/14/2031		1,790	1,495

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Romanian Government International Bond MTN
7.625%, 01/17/2053		$1,250	$1,244
5.625%, 02/22/2036	EUR	200	200
3.750%, 02/07/2034		2,468	2,200
			22,537

Russia — 0.0%
Russian Foreign Bond - Eurobond
7.500% 03/31/2030		$–	–
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029		200	199
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	18
6.800%, 11/22/2025(A)		150	8
			225

Rwanda — 0.1%
Rwanda International Government Bond
5.500%, 08/09/2031		580	469

Saudi Arabia — 1.9%
Acwa Power Management And Investments One
5.950%, 12/15/2039		1,150	1,142
Ma'aden Sukuk
5.250%, 02/13/2030(A)		1,162	1,176
Saudi Arabian Oil MTN
5.875%, 07/17/2064(A)		2,324	2,173
Saudi Government International Bond
5.625%, 01/13/2035(A)		1,000	1,028
Saudi Government International Bond MTN
5.750%, 01/16/2054		3,561	3,396
5.000%, 01/18/2053		1,500	1,286
4.750%, 01/16/2030(A)		4,475	4,469
4.625%, 10/04/2047		2,900	2,410
3.750%, 01/21/2055		450	306
			17,386

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		740	483
6.250%, 05/23/2033		1,028	767
5.375%, 06/08/2037	EUR	420	303
			1,553

Serbia — 0.3%
Serbia International Bond
6.000%, 06/12/2034		$1,701	1,683
6.000%, 06/12/2034(A)		895	887
Serbia International Bond MTN
2.050%, 09/23/2036	EUR	709	559
			3,129

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Africa — 6.3%
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,000	$1,510
Republic of South Africa Government Bond
11.625%, 03/31/2053		46,160	2,530
9.000%, 01/31/2040		93,913	4,218
8.875% 02/28/2035		89,448	4,350
8.750% 01/31/2044		189,269	8,049
8.750% 02/28/2048		164,557	6,934
8.500% 01/31/2037		94,297	4,254
8.250% 03/31/2032		64,923	3,244
8.000% 01/31/2030		135,100	7,033
6.500% 02/28/2041		43,142	1,512
6.250% 03/31/2036		80,642	3,102
Republic of South Africa Government International Bond
5.750%, 09/30/2049		$9,131	6,726
4.300%, 10/12/2028		2,207	2,080
Transnet SOC
8.250%, 02/06/2028		750	763
8.250%, 02/06/2028(A)		517	526
			56,831

Sri Lanka — 0.8%
Sri Lanka Government International Bond
4.000%, 04/15/2028		382	359
4.000%, 04/15/2028(A)		9	9
3.600%, 06/15/2035(A)(B)		1,916	1,293
3.600%, 06/15/2035(B)		687	463
3.600%, 05/15/2036(B)		1,138	885
3.600%, 05/15/2036(A)(B)		243	189
3.600%, 02/15/2038(B)		2,278	1,786
3.600%, 02/15/2038(A)(B)		950	745
3.350%, 03/15/2033(B)		1,429	1,115
3.100%, 01/15/2030(B)		518	457
3.100%, 01/15/2030(A)(B)		–	–
			7,301

Supra-National — 2.7%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	190,000	2,248
Asian Development Bank MTN
10.100%, 01/23/2026	COP	3,116,000	741
0.000%, 04/20/2043(E)	MXN	7,000	66
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	36,100	428
6.650%, 06/30/2033		302,200	3,484
0.000%, 02/08/2038(E)	MXN	15,200	224
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	263,000	3,151
7.000%, 08/08/2033		224,000	2,664
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		109,000	1,290

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.750%, 07/13/2029	INR	182,600	$2,136
6.500%, 04/17/2030		180,000	2,084
2.500%, 01/13/2031	CNY	22,000	3,088
International Finance Corp MTN
0.000%, 08/16/2028(E)	COP	16,480,000	2,819
			24,423

Suriname — 0.2%
Suriname Government International Bond
7.950%, 07/15/2033		$1,445	1,372

Tajikistan — 0.0%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		250	247

Thailand — 1.6%
Thailand Government Bond
3.450%, 06/17/2043	THB	82,437	2,757
3.390%, 06/17/2037		22,914	764
3.350%, 06/17/2033		64,763	2,104
3.300%, 06/17/2038		69,684	2,305
2.800%, 06/17/2034		28,924	910
2.750%, 06/17/2052		1,861	56
2.650%, 06/17/2028		100,000	3,029
2.500%, 11/17/2029		31,000	944
2.000%, 06/17/2042		44,962	1,246
1.600%, 12/17/2029		15,300	448
			14,563

Trinidad & Tobago — 0.4%
Heritage Petroleum
9.000%, 08/12/2029		$1,300	1,339
Port of Spain Waterfront Development
7.875%, 02/19/2040(A)		1,839	1,825
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		700	709
			3,873

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026	EUR	977	1,014

Türkiye — 4.3%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029(A)		$1,928	2,046
Limak Yenilenebilir Enerji
9.625%, 08/12/2030(A)		500	492
TC Ziraat Bankasi
7.250%, 02/04/2030(A)		1,371	1,348
Turkiye Government Bond
36.000%, 08/12/2026	TRY	260,000	6,284
31.080%, 11/08/2028		150,307	3,611
30.000%, 09/12/2029		130,000	3,018
27.700%, 09/27/2034		25,678	603

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
26.200%, 10/05/2033	TRY	243,716	$5,445
17.300%, 07/19/2028		39,408	686
12.600%, 10/01/2025		31,244	715
Turkiye Government International Bond
7.125%, 02/12/2032		$2,099	2,064
7.125%, 07/17/2032		1,412	1,386
6.500%, 01/03/2035		2,220	2,063
5.750%, 05/11/2047		8,689	6,495
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		2,250	2,184
11.000%, 04/23/2030(A)		700	679
			39,119

Ukraine — 0.9%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026	EUR	437	415
NPC Ukrenergo
6.875%, 11/09/2026		731	560
Ukraine Government International Bond
7.750%, 08/01/2041 (C)		$1,580	1,147
1.750%, 02/01/2029(B)		235	152
1.750%, 02/01/2034(B)		862	457
1.750%, 02/01/2034(A)(B)		50	26
1.750%, 02/01/2035(A)(B)		2,464	1,281
1.750%, 02/01/2035(B)		1,797	934
1.750%, 02/01/2036(B)		592	303
1.750%, 02/01/2036(A)(B)		50	26
0.000%, 02/01/2030(B)(D)		267	136
0.000%, 02/01/2034(B)(D)		2,321	911
0.000%, 02/01/2034(A)(B)(D)		34	13
0.000%, 02/01/2035(B)(D)		1,718	945
0.000%, 02/01/2035(A)(B)(D)		507	279
0.000%, 02/01/2036(B)(D)		705	386
0.000%, 02/01/2036(A)(B)(D)		24	13
			7,984

United Arab Emirates — 1.3%
Abu Dhabi Developmental Holding Co PJSC
5.250%, 10/02/2054(A)		309	287
Abu Dhabi Government International Bond
5.500%, 04/30/2054(A)		483	484
3.125%, 09/30/2049		3,568	2,434
Abu Dhabi Government International Bond MTN
1.700%, 03/02/2031		728	626
Abu Dhabi National Energy PJSC
4.750%, 03/09/2037(A)		516	495
Adnoc Murban Rsc
5.125%, 09/11/2054(A)		1,440	1,313
4.500%, 09/11/2034(A)		2,132	2,054
4.500%, 09/11/2034		1,239	1,193
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		490	355

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		$2,304	$1,492
Galaxy Pipeline Assets Bidco (A)
2.940%, 09/30/2040		346	282
2.625%, 03/31/2036		370	313
Pearl Petroleum
13.000%, 05/15/2028(A)		700	745
			12,073

United States — 0.1%
Avianca Midco 2 PLC
9.625%, 02/14/2030(A)		798	733
JPMorgan Chase Bank MTN
7.000%, 09/18/2030(A)(C)	IDR	4,433,000	268
			1,001

Uruguay — 1.2%
Oriental Republic of Uruguay
5.250%, 09/10/2060		$462	422
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	48,900	1,173
5.750%, 10/28/2034		$3,056	3,178
5.442%, 02/14/2037		1,328	1,340
5.100%, 06/18/2050		201	186
Uruguay Monetary Regulation Bill
0.000%, 05/21/2025(E)(F)	UYU	21,238	498
0.000%, 05/28/2025(E)(F)		87,732	2,051
0.000%, 06/04/2025(E)(F)		69,637	1,625
0.000%, 07/11/2025(E)(F)		12,103	280
			10,753

Uzbekistan — 1.1%
Jscb Agrobank
9.250%, 10/02/2029		$300	312
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	4,200,000	324
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(A)		5,740,000	452
15.500%, 02/25/2028(A)		36,240,000	2,801
6.947%, 05/25/2032(A)		$1,015	1,005
5.375%, 05/29/2027	EUR	680	742
3.900%, 10/19/2031		$1,018	851
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	10,220,000	798
8.950%, 07/24/2029		$800	831
Uzbekneftegaz JSC
4.750%, 11/16/2028		1,492	1,337
			9,453

Venezuela — 1.1%
La Electricidad de Caracas
8.500%, 12/31/2059(G)		679	64
Petroleos de Venezuela
9.750%, 05/17/2035(G)		9,310	1,420

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.000%, 11/17/2021(G)		$4,300	$645
6.000%, 05/16/2024(G)		7,785	1,059
6.000%, 05/16/2025(G)		2,892	395
6.000%, 11/15/2026(G)		2,181	300
5.500%, 04/12/2037(G)		1,740	236
5.500%, 04/12/2037(G)		755	103
5.375%, 04/12/2027(G)		2,186	296
5.375%, 04/12/2027(G)		1,563	212
Venezuela Government International Bond
12.750%, 08/23/2022(G)		3,154	625
11.950%, 08/05/2031(G)		8,587	1,718
9.250%, 05/07/2028(G)		1,805	339
9.000%, 05/07/2025	VE	5,700	1,007
8.250%, 12/05/2024(G)		$1,852	324
7.750%, 10/13/2029(G)		7,794	1,266
			10,009

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(A)		896	868

Zambia — 0.3%
Zambia Government International Bond
5.750%, 06/30/2033(B)		1,327	1,155
0.500%, 12/31/2053		1,630	987
0.500%, 12/31/2053(A)		353	214
			2,356

Total Global Bonds
(Cost $861,710) ($ Thousands)			844,718

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bill
4.248%, 04/29/2025 (F)		1,300	1,296
4.245%, 04/08/2025 (F)		390	390
4.233%, 04/22/2025 (F)		2,400	2,394
U.S. Treasury Note
4.348%, USBMMY3M + 0.098%, 01/31/2027 (C)		3,900	3,899
3.125%, 08/31/2029		3,500	3,386

Total U.S. Treasury Obligations
(Cost $11,261) ($ Thousands)			11,365

LOAN PARTICIPATIONS — 0.3%
Cote d'Ivoire — 0.2%
Republic of Cote d'Ivoire, First Lien
0.000%, 07/10/2025 (I)		1,620	1,746

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Russia — 0.1%
SRBIJA
8.456%, 06/13/2029	1,000	$1,075

Total Loan Participations
(Cost $2,768) ($ Thousands)		2,821

PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $1,195) ($ Thousands)		800

Total Investments in Securities — 95.4%
(Cost $876,934) ($ Thousands)		$859,704

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $496) ($ Thousands)		$(320)

SEI Institutional International Trust

A list of open exchange traded options contracts for the Fund at March 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
EUR PUT/HUF CALL	7,700,000	$3,041,500	$395.00	6/5/2025	$22
EUR PUT/MXN CALL	3,900,000	83,850	21.50	6/4/2025	22
USD PUT/HUF CALL	530,000	185,500	350.00	6/5/2025	45
USD PUT/ILS CALL	15,300,000	53,550	3.50	7/28/2025	55
USD PUT/MXN CALL	7,600,000	146,680	19.30	7/23/2025	31
USD PUT/ZAR CALL	15,300,000	280,755	18.35	7/28/2025	393
USD PUT/ZAR CALL	11,500,000	205,850	17.90	6/24/2025	135
USD PUT/ZAR CALL	7,000,000	127,050	18.15	5/2/2025	64

		4,124,735			767

Call Options
USD CALL/CNH PUT	1,400,000	$10,780	7.70	7/7/2025	$29
USD CALL/INR PUT	385,000	34,650	90.00	5/19/2025	4

		45,430			33

Total Purchased Options		$4,170,165			$800
WRITTEN OPTIONS — (0.1)%
Put Options
EUR PUT/HUF CALL	(9,240,000)	$(3,557,400)	385.00	06/05/2025	$(4)
USD PUT/ILS CALL	(22,950,000)	(78,030)	3.40	07/28/2025	(31)
USD PUT/MXN CALL	(7,600,000)	(146,680)	19.30	05/22/2025	(9)
USD PUT/ZAR CALL	(10,500,000)	(183,225)	17.45	05/02/2025	(11)
USD PUT/ZAR CALL	(15,350,000)	(267,090)	17.40	06/24/2025	(75)
USD PUT/ZAR CALL	(22,950,000)	(398,183)	17.35	07/28/2025	(159)

		(4,630,608)			(289)

Call Options
EUR CALL/MXN PUT	(1,950,000)	$(47,190)	24.20	09/04/2025	$(31)

Total Written Options		$(4,677,798)			$(320)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Short Contracts
Euro-Schatz	(9)	Jun-2025	$(1,017)	$(1,040)	$1
U.S. 2-Year Treasury Note	(35)	Jun-2025	(7,207)	(7,251)	(44)
U.S. 5-Year Treasury Note	(10)	Jun-2025	(1,069)	(1,081)	(12)
U.S. 10-Year Treasury Note	(31)	Jun-2025	(3,384)	(3,448)	(64)
			$(12,677)	$(12,820)	$(119)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/02/25	EUR	617	PLN	2,575	$(2)
Bank of America	04/04/25	INR	16,000	USD	185	(3)
Bank of America	04/14/25	TRY	2,429	USD	62	(1)
Bank of America	04/30/25	USD	34	IDR	550,000	(1)
Bank of America	05/05/25	EUR	3,873	PLN	16,275	1
Bank of America	05/05/25	CZK	4,875	USD	211	—
Bank of America	05/05/25	EUR	5,369	RON	26,800	2
Bank of America	05/05/25	USD	8,307	CZK	192,040	4
Bank of America	05/05/25	USD	11,546	PLN	44,830	2
Bank of America	05/06/25	USD	617	HUF	230,700	—
Bank of America	06/18/25	ZAR	30,620	USD	1,668	14
Bank of America	06/18/25	ZAR	30,530	USD	1,649	—
Barclays PLC	04/02/25	USD	19,489	BRL	113,570	340
Barclays PLC	04/03/25	USD	2,407	INR	210,989	61
Barclays PLC	04/03/25	USD	3,257	CLP	3,019,900	(85)
Barclays PLC	04/03/25	INR	108,129	USD	1,250	(15)
Barclays PLC	04/14/25	USD	1,063	TRY	41,000	(2)
Barclays PLC	04/15/25	GBP	4,650	USD	5,648	(354)
Barclays PLC	05/02/25	USD	3,195	CLP	3,019,900	(22)
Barclays PLC	05/05/25	USD	6,034	BRL	35,004	37
BNP Paribas	04/02/25	BRL	13,900	USD	2,353	(73)
BNP Paribas	05/27/25	TRY	64,563	USD	1,567	(20)
Brown Brothers Harriman	04/14/25	USD	108	EUR	100	—
Brown Brothers Harriman	04/14/25	USD	384	JPY	57,000	(2)
Brown Brothers Harriman	04/14/25	EUR	300	USD	326	2
Brown Brothers Harriman	04/14/25	EUR	17,190	USD	17,777	(805)
Brown Brothers Harriman	04/15/25	USD	519	GBP	400	(2)
Brown Brothers Harriman	06/27/25	ZAR	700	USD	38	—
Citigroup	04/14/25	TRY	27,740	USD	705	(12)
Citigroup	04/15/25	USD	252	KZT	126,400	(2)
Citigroup	04/25/25	PEN	17,073	USD	4,676	16
Citigroup	04/25/25	PEN	550	USD	150	—
Citigroup	05/02/25	COP	1,488,244	USD	353	(1)
Citigroup	05/06/25	HUF	54,500	USD	146	—
Citigroup	05/13/25	USD	4,448	THB	149,530	(26)
Citigroup	05/20/25	USD	374	NGN	620,957	24
Deutsche Bank	04/02/25	USD	9,762	BRL	56,845	163
Deutsche Bank	04/14/25	USD	3,312	TRY	128,986	25
Deutsche Bank	04/14/25	TRY	430,242	USD	11,449	320
Deutsche Bank	04/15/25	USD	82	KZT	41,390	—
Deutsche Bank	04/18/25	USD	353	KZT	178,030	(2)
Deutsche Bank	04/21/25	USD	550	TRY	21,530	2
Deutsche Bank	04/22/25	USD	299	KZT	160,800	18
Deutsche Bank	04/30/25	USD	1,026	TRY	39,655	(21)
Deutsche Bank	05/06/25	USD	1,391	ZAR	26,489	45
Deutsche Bank	05/06/25	ZAR	19,580	USD	1,041	(21)
Deutsche Bank	05/12/25	HUF	660,440	USD	1,672	(95)

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	05/19/25	USD	353	KZT	179,276	$(2)
Deutsche Bank	05/21/25	USD	2,310	INR	202,125	46
Deutsche Bank	06/18/25	USD	140	TRY	5,655	(5)
Deutsche Bank	06/18/25	CNY	1,100	USD	153	—
Deutsche Bank	06/18/25	USD	1,471	ILS	5,342	(35)
Deutsche Bank	06/18/25	USD	3,423	JPY	498,325	(60)
Deutsche Bank	06/18/25	USD	3,609	HUF	1,334,522	(45)
Deutsche Bank	06/18/25	MXN	5,200	USD	255	3
Deutsche Bank	06/18/25	ILS	9,170	USD	2,473	7
Deutsche Bank	06/18/25	RON	14,730	USD	3,220	31
Deutsche Bank	06/18/25	RON	2,606	USD	563	(1)
Deutsche Bank	06/18/25	ZAR	8,868	USD	483	4
Deutsche Bank	06/18/25	ZAR	32,203	USD	1,740	—
Deutsche Bank	06/18/25	INR	54,781	USD	630	(7)
Deutsche Bank	06/18/25	PHP	128,962	USD	2,246	(2)
Deutsche Bank	06/18/25	TRY	385,985	USD	9,752	511
Deutsche Bank	06/18/25	HUF	499,069	USD	1,341	9
Deutsche Bank	06/26/25	USD	920	ZAR	17,135	5
Deutsche Bank	06/26/25	ZAR	17,061	USD	920	(1)
Deutsche Bank	07/09/25	USD	4,951	CNY	35,829	47
Deutsche Bank	07/25/25	MXN	10,954	USD	532	5
Deutsche Bank	07/30/25	USD	2,878	ILS	10,269	(114)
Deutsche Bank	07/30/25	ILS	4,416	USD	1,224	35
Deutsche Bank	09/17/25	USD	9,093	TRY	385,985	(666)
Deutsche Bank	09/17/25	TRY	154,041	USD	3,355	(8)
Goldman Sachs	04/02/25	USD	476	BRL	2,800	13
Goldman Sachs	04/02/25	BRL	1,900	USD	333	2
Goldman Sachs	05/02/25	CLP	286,000	USD	300	—
Goldman Sachs	05/27/25	USD	1,617	TRY	72,129	156
Goldman Sachs	10/09/25	USD	2,281	TRY	101,543	(110)
HSBC	04/03/25	PEN	15,586	USD	4,230	(26)
HSBC	04/03/25	COP	19,053,159	USD	4,572	29
HSBC	04/04/25	INR	120,600	USD	1,408	(3)
HSBC	04/09/25	USD	283	IDR	4,683,729	(1)
HSBC	04/14/25	USD	367	TRY	13,800	(10)
HSBC	04/14/25	TRY	6,900	USD	184	6
HSBC	04/25/25	ZAR	7,750	USD	420	(1)
HSBC	04/30/25	USD	232	TRY	8,970	(5)
HSBC	05/13/25	THB	8,300	USD	246	1
HSBC	05/13/25	THB	3,900	USD	115	—
HSBC	05/27/25	USD	1,402	INR	120,600	3
ICBC Financial Services	05/05/25	USD	2,191	EGP	114,789	39
ICBC Financial Services	05/14/25	USD	1,598	KZT	811,960	(7)
ICBC Financial Services	05/19/25	KZT	166,300	USD	326	—
ICBC Financial Services	08/05/25	USD	556	EGP	30,411	12
Instinet, LLC	04/02/25	CZK	4,160	USD	–	1
JPMorgan Chase Bank	04/02/25	USD	489	BRL	2,874	13
JPMorgan Chase Bank	04/02/25	USD	693	HUF	266,800	22
JPMorgan Chase Bank	04/02/25	BRL	1,700	USD	298	1
JPMorgan Chase Bank	04/02/25	EUR	3,289	PLN	13,700	(20)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/02/25	EUR	5,371	RON	26,800	$13
JPMorgan Chase Bank	04/02/25	USD	5,928	RON	28,400	234
JPMorgan Chase Bank	04/02/25	USD	8,700	CZK	209,650	363
JPMorgan Chase Bank	04/02/25	USD	11,580	PLN	46,310	361
JPMorgan Chase Bank	04/07/25	USD	541	TRY	20,223	(12)
JPMorgan Chase Bank	04/07/25	TRY	20,223	USD	525	(5)
JPMorgan Chase Bank	04/10/25	HKD	73,300	USD	9,434	9
JPMorgan Chase Bank	04/11/25	USD	106	COP	437,239	(2)
JPMorgan Chase Bank	04/11/25	COP	4,873,960	USD	1,183	21
JPMorgan Chase Bank	04/14/25	USD	5,673	TRY	213,397	(153)
JPMorgan Chase Bank	04/14/25	TRY	25,432	USD	646	(12)
JPMorgan Chase Bank	04/16/25	USD	771	HUF	308,398	55
JPMorgan Chase Bank	04/16/25	HUF	1,520	USD	4	—
JPMorgan Chase Bank	04/16/25	USD	1,905	PHP	110,938	32
JPMorgan Chase Bank	04/17/25	USD	5,146	KZT	2,795,117	373
JPMorgan Chase Bank	04/21/25	USD	1	PEN	4	—
JPMorgan Chase Bank	04/22/25	IDR	46,113,816	USD	2,800	29
JPMorgan Chase Bank	04/23/25	USD	730	INR	63,725	14
JPMorgan Chase Bank	04/24/25	IDR	64,372,459	USD	3,918	51
JPMorgan Chase Bank	04/25/25	ZAR	75,480	USD	4,135	39
JPMorgan Chase Bank	04/30/25	USD	347	IDR	5,700,000	(5)
JPMorgan Chase Bank	04/30/25	USD	3,883	TRY	150,045	(83)
JPMorgan Chase Bank	05/05/25	USD	2,145	PHP	125,982	54
JPMorgan Chase Bank	05/05/25	USD	6,157	RON	28,400	2
JPMorgan Chase Bank	05/05/25	USD	5,484	BRL	31,716	17
JPMorgan Chase Bank	05/05/25	USD	8,867	BRL	51,102	(4)
JPMorgan Chase Bank	05/05/25	PHP	73,160	USD	1,242	(35)
JPMorgan Chase Bank	05/07/25	USD	505	TRY	20,223	5
JPMorgan Chase Bank	05/12/25	USD	0	RON	1	—
JPMorgan Chase Bank	05/12/25	USD	78	ZAR	1,461	1
JPMorgan Chase Bank	05/12/25	USD	258	ZAR	4,748	(1)
JPMorgan Chase Bank	05/12/25	USD	1,342	MXN	27,891	14
JPMorgan Chase Bank	05/12/25	USD	147	MXN	2,981	(3)
JPMorgan Chase Bank	05/12/25	USD	1,548	PLN	6,278	69
JPMorgan Chase Bank	05/12/25	MXN	85,399	USD	4,109	(43)
JPMorgan Chase Bank	05/12/25	ZAR	117,387	USD	6,272	(91)
JPMorgan Chase Bank	05/13/25	THB	15,000	USD	441	(3)
JPMorgan Chase Bank	05/19/25	USD	613	EGP	32,298	11
JPMorgan Chase Bank	05/19/25	USD	754	PHP	43,821	11
JPMorgan Chase Bank	05/19/25	USD	8,355	KRW	12,038,989	(166)
JPMorgan Chase Bank	05/19/25	PHP	37,038	USD	637	(9)
JPMorgan Chase Bank	05/20/25	USD	302	NGN	490,083	12
JPMorgan Chase Bank	05/20/25	NGN	1,111,039	USD	668	(44)
JPMorgan Chase Bank	05/27/25	USD	618	EGP	32,584	9
JPMorgan Chase Bank	05/27/25	USD	1,194	INR	102,859	4
JPMorgan Chase Bank	06/02/25	PHP	80,797	USD	1,392	(17)
JPMorgan Chase Bank	06/03/25	USD	294	BRL	1,700	(1)
JPMorgan Chase Bank	06/09/25	USD	494	CLP	471,884	1
JPMorgan Chase Bank	06/09/25	USD	1,142	CNY	8,257	9
JPMorgan Chase Bank	06/09/25	USD	2,904	THB	97,984	(1)

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/09/25	BRL	24,541	USD	4,162	$(62)
JPMorgan Chase Bank	06/10/25	USD	1,512	EUR	1,405	12
JPMorgan Chase Bank	06/10/25	USD	3,516	HUF	1,345,763	79
JPMorgan Chase Bank	06/10/25	HUF	565,899	USD	1,512	—
JPMorgan Chase Bank	06/18/25	USD	64	EUR	59	—
JPMorgan Chase Bank	06/18/25	USD	163	COP	690,291	—
JPMorgan Chase Bank	06/18/25	USD	285	TRY	11,296	(15)
JPMorgan Chase Bank	06/18/25	USD	480	PEN	1,748	(4)
JPMorgan Chase Bank	06/18/25	USD	796	IDR	13,149,981	(10)
JPMorgan Chase Bank	06/18/25	USD	1,713	CLP	1,572,670	(61)
JPMorgan Chase Bank	06/18/25	USD	2,422	INR	212,587	51
JPMorgan Chase Bank	06/18/25	CZK	2,873	USD	126	1
JPMorgan Chase Bank	06/18/25	USD	4,154	EGP	219,561	28
JPMorgan Chase Bank	06/18/25	THB	6,676	USD	198	—
JPMorgan Chase Bank	06/18/25	PLN	7,759	USD	2,009	14
JPMorgan Chase Bank	06/18/25	ZAR	31,940	USD	1,740	14
JPMorgan Chase Bank	06/18/25	MXN	40,104	USD	1,955	15
JPMorgan Chase Bank	06/18/25	TRY	60,924	USD	1,469	11
JPMorgan Chase Bank	06/18/25	INR	215,080	USD	2,493	(9)
JPMorgan Chase Bank	06/18/25	COP	7,030,150	USD	1,677	17
JPMorgan Chase Bank	06/23/25	NGN	4,120,000	USD	2,559	(53)
JPMorgan Chase Bank	06/24/25	TRY	75,722	USD	1,739	(62)
JPMorgan Chase Bank	07/08/25	USD	2,606	TRY	107,890	(76)
JPMorgan Chase Bank	07/30/25	USD	189	ZAR	3,474	(2)
JPMorgan Chase Bank	09/10/25	USD	1,816	TRY	76,700	(129)
JPMorgan Chase Bank	09/17/25	USD	460	TRY	19,500	(34)
JPMorgan Chase Bank	11/25/25	RON	30,000	EUR	5,757	(141)
Montgomery/Bank of America	04/14/25	USD	312	EUR	300	12
Morgan Stanley	04/02/25	PLN	630	USD	164	1
Morgan Stanley	04/02/25	BRL	6,917	USD	1,217	10
Morgan Stanley	04/02/25	HUF	36,100	USD	99	2
Morgan Stanley	04/10/25	USD	448	PEN	1,700	16
Morgan Stanley	04/25/25	PEN	17,426	USD	4,777	20
Morgan Stanley	05/02/25	MXN	4,250	USD	207	—
Morgan Stanley	05/02/25	COP	15,405,159	USD	3,649	(12)
Morgan Stanley	05/19/25	USD	455	IDR	7,480,000	(7)
Morgan Stanley	05/19/25	USD	1,592	KZT	811,960	(3)
Morgan Stanley	05/19/25	COP	7,400,000	USD	1,751	(3)
Morgan Stanley	06/06/25	USD	1,535	EUR	1,443	29
Morgan Stanley	06/06/25	MXN	32,386	USD	1,535	(34)
Morgan Stanley	06/18/25	USD	185	ZAR	3,412	—
Morgan Stanley	06/18/25	USD	486	CLP	455,562	(7)
Morgan Stanley	06/18/25	USD	577	PLN	2,243	—
Morgan Stanley	06/18/25	USD	1,888	MXN	38,247	(38)
Morgan Stanley	06/18/25	USD	2,032	THB	68,274	(8)
Morgan Stanley	06/18/25	USD	716	HUF	268,536	1
Morgan Stanley	06/18/25	USD	2,757	HUF	1,015,763	(44)
Morgan Stanley	06/18/25	PEN	14,953	USD	4,076	(1)
Morgan Stanley	06/18/25	ZAR	78,097	USD	4,259	39
Morgan Stanley	06/18/25	MXN	89,595	USD	4,376	42

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	06/18/25	HUF	123,690	USD	335	$4
Morgan Stanley	06/18/25	IDR	2,988,116	USD	180	1
Morgan Stanley	06/18/25	COP	52,327,271	USD	12,514	156
Morgan Stanley	07/30/25	ZAR	2,464	USD	131	(1)
RBC	04/02/25	EUR	73	PLN	305	—
SCB Securities	04/03/25	PEN	980	USD	268	—
SCB Securities	04/04/25	USD	1,826	INR	160,000	46
SCB Securities	04/04/25	INR	23,400	USD	268	(6)
SCB Securities	04/21/25	USD	166	MXN	3,336	(3)
SCB Securities	04/25/25	USD	593	TRY	23,481	6
SCB Securities	04/30/25	IDR	14,747,000	USD	893	9
SCB Securities	05/05/25	USD	1,254	INR	107,529	—
SCB Securities	05/05/25	USD	5,844	BRL	33,850	26
SCB Securities	05/27/25	TRY	7,566	USD	183	(3)
SCB Securities	06/12/25	USD	787	UZS	10,400,000	17
SCB Securities	06/18/25	EUR	4,118	USD	4,517	49
SCB Securities	06/18/25	USD	115	EUR	106	—
SCB Securities	06/18/25	USD	4,088	EUR	3,725	(46)
SCB Securities	07/21/25	USD	771	UZS	10,411,753	34
SCB Securities	07/22/25	USD	664	UZS	8,986,987	31
SCB Securities	10/24/25	USD	550	UZS	7,547,205	33
SCB Securities	10/28/25	USD	551	UZS	7,547,205	32
SCB Securities	10/30/25	USD	110	UZS	1,504,007	6
SCB Securities	11/06/25	USD	524	UZS	7,161,937	29
Societe Generale	04/02/25	CZK	13,450	USD	560	(21)
Societe Generale	04/15/25	USD	182	KZT	96,000	8
Societe Generale	05/05/25	RON	900	USD	195	—
Societe Generale	05/20/25	USD	1,427	KZT	733,514	8
Societe Generale	05/20/25	EGP	25,500	USD	483	(9)
Societe Generale	05/27/25	USD	153	EGP	8,000	1
Societe Generale	07/07/25	USD	1,362	EGP	73,000	17
Standard Bank	06/18/25	USD	838	CNY	6,043	5
Standard Bank	06/18/25	USD	923	PEN	3,361	(7)
Standard Bank	06/18/25	USD	2,305	THB	77,451	(8)
Standard Bank	06/18/25	USD	4,967	MYR	21,967	9
Standard Bank	06/18/25	USD	9,092	TRY	369,034	(257)
Standard Bank	07/30/25	ZAR	37,774	USD	1,989	(45)
Standard Bank	09/17/25	TRY	75,722	USD	1,636	(17)
UBS	05/05/25	PLN	1,849	USD	476	—
Wells Fargo	04/02/25	PLN	850	USD	213	(6)
Wells Fargo	04/03/25	PEN	860	USD	233	(1)
Wells Fargo	04/03/25	USD	883	COP	3,648,000	(13)
Wells Fargo	04/21/25	MXN	6,300	USD	311	4
Wells Fargo	04/25/25	USD	1,050	ZAR	19,070	(15)
						$176

SEI Institutional International Trust

A list of the open OTC swap agreements held by the Fund at March 31, 2025, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	Buy	1.00%	Quarterly	12/20/2026	$4,300	$(2)	$(10)	$8
Bank of America	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	900	(5)	18	(23)
JPMorgan Chase	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	300	(2)	5	(7)
Morgan Stanley	MEXICO	Buy	1.00%	Quarterly	12/20/2029	4,800	51	37	14
Morgan Stanley	MORD	Buy	1.00%	Quarterly	12/20/2025	5,000	15	22	(7)
Morgan Stanley	MORD	Sell	1.00%	Quarterly	12/20/2029	500	(41)	(33)	(8)
Morgan Stanley	MSCI	Buy	1.00%	Quarterly	12/20/2028	1,700	236	473	(237)
JPMorgan Chase	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	3,300	4	(18)	22
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2029	2,300	106	75	31
							$362	$569	$(207)

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	PAYB TRS JPEICRIG 4/4/25	JP MORGAN EMBI GLOBAL CORE JPEICRIG	FR -95 BPS	Monthly	04/04/2025	USD	1,030	$11	$–	$11
								$11	$–	$11

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2025, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.42.V1 1.0 12/20/29	Buy	1.00%	Quarterly	12/20/2029	$6,200	$170	$165	$5

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CETIP	15%	Annually	01/02/2029	BRL	56,336	$124	$(4)	$128
2.2% FIXED	ID EURIB	Annually	03/19/2035	EUR	8,700	378	27	351
BZDIOVRA	14.86% FIXED	Annually	01/02/2029	BRL	35,793	49	–	49
.7797%: FIXED	SOFR	Annually	12/18/2054	USD	2,410	21	–	21
2.2322% FIXED	6-MONTH EURIBOR	Annually	12/18/2034	EUR	1,900	74	–	74
BZDIOVRA	15.62% FIXED	Annually	01/04/2027	BRL	26,226	52	–	52
BZDIOVRA	15.38%	Annually	01/02/2029	BRL	6,579	30	–	30
BZDIOVRA	15.155%	Annually	01/02/2029	BRL	13,725	44	–	44
6M WIBR	4.94%	Semi-Annually	03/19/2028	PLN	2,000	3	–	3
SOFRRATE	4.07%	Annually	02/13/2030	USD	3,630	63	(1)	64
BZDIOVRA	14.495%	Annually	01/04/2027	BRL	38,886	(46)	–	(46)
BZDIOVRA	14.72%	Annually	01/02/2029	BRL	25,498	12	–	12
6M PRIBR	3.68%	Semi-Annually	06/18/2030	CZK	65,000	16	(5)	21
3.9%	6M PRIB	Annually	06/18/2035	CZK	93,000	(37)	13	(50)
8.8%	COOVIBR	Quarterly	06/18/2035	COP	12,000,000	68	2	66
6M BUBOR	6.4%	Semi-Annually	06/18/2028	HUF	2,100,000	(33)	(15)	(18)
TTHORON	1.718%	Quarterly	06/18/2030	THB	52,000	13	–	13
MIBOR	5.96%	Semi-Annually	06/18/2030	INR	1,240,000	39	–	39

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6M BUBOR	6.71%	Semi-Annually	06/18/2030	HUF	451,700	$(2)	$–	$(2)
6M WIBR	4.8%	Semi-Annually	06/18/2028	PLN	27,000	41	(15)	56
BZDIOVRA	14.38%	Annually	01/02/2029	BRL	12,935	(20)	–	(20)
6M WIBR	4.8%	Semi-Annually	06/18/2030	PLN	28,000	66	(29)	95
5.05%	6M WIBR	Annually	06/18/2035	PLN	17,000	(74)	32	(106)
6M WIBR	4.9%	Semi-Annually	06/18/2027	PLN	5,000	5	(2)	7
6M BUBOR	6.62%	Semi-Annually	06/18/2028	HUF	381,300	–	–	–
4.94%	CLICP	Semi-Annually	06/18/2027	CLP	7,700,000	(8)	(3)	(5)
MIBOR	5.94%	Semi-Annually	06/18/2030	INR	60,000	4	–	4
CLICP	5.155%	Semi-Annually	06/18/2030	CLP	3,620,000	10	–	10
5.36%	CLICP	Semi-Annually	06/18/2035	CLP	1,030,000	2	–	2
8.458%	MXIBTIEF	Monthly	06/06/2035	MXN	165,000	(46)	–	(46)
MXIBTIEF	8.12%	Monthly	06/12/2030	MXN	220,400	46	15	31
BZDIOVRA	14.77%	Annually	01/02/2029	BRL	9,973	7	–	7
3.8932%	SOFRRATE	Annually	03/28/2035	USD	1,975	(16)	–	(16)
8.986%	3M JIBAR	Quarterly	06/18/2035	ZAR	82,800	(32)	–	(32)
6M BUBOR	6.75%	Semi-Annually	06/18/2030	HUF	295,700	–	–	–
China 7-Day Reverse Repo Rate	1.416%	Quarterly	12/17/2029	CNY	64,070	(71)	–	(71)
INR OVERNIGHT MIBOR	6.08%	Semi-Annually	12/19/2029	INR	908,000	78	–	78
6-MONTH PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	182,300	(65)	(5)	(60)
6-MONTH PRIBOR	3.612%	Semi-Annually	12/20/2030	CZK	16,900	1	–	1
6-MONTH PRIBOR	3.597%	Semi-Annually	12/20/2028	CZK	24,400	3	–	3
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	4,200	16	–	16
Overnight TIIE Funding Rate	8.89%	Monthly	12/18/2026	MXN	420,664	316	(8)	324
1-DAY BRL - CETIP	15.69%	Annually	01/04/2027	BRL	39,100	85	–	85
1-DAY BRL - CETIP	15.26%	Annually	01/02/2029	BRL	18,400	71	–	71
Overnight TIIE Funding Rate	9.002%	Monthly	12/08/2034	MXN	5,400	12	6	6
Overnight TIIE Funding Rate	8.905%	Monthly	12/18/2026	MXN	199,336	152	–	152
THAI OVERNIGHT REPURCHASE RATE (THOR)	1.9045%	Quarterly	12/20/2029	THB	110,700	54	–	54
MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	112,285	9	–	9
MIBOR	6.04%	Semi-Annually	02/04/2030	INR	638,920	44	–	44
Overnight TIIE Funding Rate	8.5235%	Monthly	02/20/2035	MXN	13,600	7	3	4
OVERNIGHT CDI (CETIP) RATE	14.45%	Annually	01/04/2027	BRL	63,310	(82)	–	(82)
2.0195%	THAI OVERNIGHT REPURCHASE RATE (THOR)	Quarterly	03/21/2035	THB	21,630	(9)	–	(9)
KWCDC	2.6645%	Quarterly	03/19/2030	KRW	1,734,000	(6)	–	(6)
KWCDC	2.6805%	Quarterly	03/19/2030	KRW	1,866,000	(6)	–	(6)
SOFR	4.00% FIXED	Annually	09/18/2034	USD	10,000	171	83	88
3.7% FIXED	SONIA	Annually	03/20/2054	GBP	2,500	382	(29)	411
2.8% FIXED	3-MONTH THOR	Quarterly	03/20/2034	THB	86,000	(188)	(22)	(166)
2.4% FIXED	6-MONTH EURIBOR	Annually	03/20/2054	EUR	800	42	25	17
3-MONTH JIBOR	9.15% FIXED	Quarterly	03/20/2039	ZAR	30,700	52	16	36
1.1% FIXED	1-DAY TONAR	Annually	09/18/2034	JPY	726,000	81	(8)	89
						$2,002	$76	$1,926

SEI Institutional International Trust

Percentages are based on Net Assets of $901,293 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $85,952 ($ Thousands), representing 9.5% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No interest rate available.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is in default on interest payment.
(H)	Perpetual security with no stated maturity date.
(I)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	844,718	–	844,718
U.S. Treasury Obligations	–	11,365	–	11,365
Loan Participations	–	2,821	–	2,821
Purchased Options	800	–	–	800
Total Investments in Securities	800	858,904	–	859,704

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(320)	–	–	(320)
Futures Contracts*
Unrealized Appreciation	–	1	–	1
Unrealized Depreciation	–	(120)	–	(120)
Forward Contracts*
Unrealized Appreciation	–	4,835	–	4,835
Unrealized Depreciation	–	(4,659)	–	(4,659)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	75	–	75
Unrealized Depreciation	–	(282)	–	(282)
Total Return Swap*
Unrealized Appreciation	–	11	–	11
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	5	–	5
Interest Rate Swaps*
Unrealized Appreciation	–	2,667	–	2,667
Unrealized Depreciation	–	(741)	–	(741)
Total Other Financial Instruments	(320)	1,792	–	1,472

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand

Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BPSW5 — GBP Swap 5 Year
BROIS — Brazil Overnight Index Swap
BURBOR — Budapest Interbank Offered Rate
CETIP — Central Custody and Financial Settlement of Securities
CME — Chicago Mercantile Exchange
CDO — Collateralized Debt Obligation
CMTUSD6Y — Constant Maturity Treasury 6 Year
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am
EUAMDB05 — EURIBOR ICE Swap Rate 11:00am
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
EUR003M — EURIBOR 3 Month
EUSA1 — EUR Swap Annual 1 Year
EUSA5 — EUR Swap Annual 5 Year
EUSA6 — EUR Swap Annual 6 Year
EUSA9 — EUR Swap Annual 9 Year
EUSA12 — EUR Swap Annual 12 Year
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MIBOR — Mumbai Interbank Offered Rate
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFRRATE — U.S. SOFR

SEI Institutional International Trust

SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SONIA — Sterling Overnight Index Average
SONIO/N — SONIA Interest Rate Benchmark
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR3M— CME Term SOFR 3 Month
TELBOR — Tel Aviv Interbank Offered Rate
US0003M— ICE LIBOR USD 3 Month
USSW5— USD Swap Semi 30/360 5 Year Currency
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2025

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$3,334,728	$1,370,485	$344,991	$859,704
Affiliated investments, at value ††	28,568	10,180	–	–
Cash	47,956	11,841	6,177	22,682
Cash pledged as collateral for forward foreign currency contracts	–	–	6,500	–
Cash pledged as collateral for futures contracts	1,968	324	809	116
Cash pledged as collateral on centrally cleared swap contracts	–	–	1,455	6,930
Cash pledged as collateral on OTC swap contracts	–	–	690	–
Foreign currency, at value †††	3,566	5,848	1,106	2,112
Receivable for fund shares sold	547	215	20	238
Receivable for investment securities sold	42,670	3,755	7,283	3,787
Dividends and interest receivable	10,634	5,277	3,632	16,707
Unrealized gain on forward foreign currency contracts	–	–	3,019	4,835
Unrealized gain on foreign spot currency contracts	11	–	140	–
OTC Swap contracts, at value ††††	7,286	–	–	430
Foreign tax reclaim receivable	23,197	227	–	–
Receivable for variation margin	–	–	135	319
Prepaid expenses	53	21	6	14
Total Assets	3,501,184	1,408,173	375,963	917,874
Liabilities:
Payable for investment securities purchased	47,564	2,721	8,073	9,408
Payable for fund shares redeemed	4,617	1,502	224	855
OTC Swap contracts, at value ††††	–	–	–	49
Options written, at value †††††	–	–	–	320
Payable for variation margin	560	29	120	321
Administration fees payable	787	259	90	251
Unrealized loss on foreign currency spot contracts	–	2	76	100
Unrealized loss on forward foreign currency contracts	–	–	9,769	4,659
Trustees fees payable	22	9	2	6
Chief compliance officer fees payable	9	3	1	2
Administrative servicing fees payable	4	–	–	–
Shareholder servicing fees payable	118	276	69	176
Investment advisory fees payable	1,522	849	91	288
Accrued expense payable	328	306	88	146
Accrued foreign capital gains tax on appreciated securities	–	2,343	–	–
Total Liabilities	55,531	8,299	18,603	16,581
Net Assets	$3,445,653	$1,399,874	$357,360	$901,293
† Cost of investments	$2,852,287	$1,175,905	$364,345	$876,934
†† Cost of affiliated investments	28,568	10,180	–	–
††† Cost of foreign currency	3,573	5,346	(25,411)	2,311
†††† Cost (premiums received)	–	–	–	602
††††† Premiums received from written options	–	–	–	496

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund		Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$2,788,484		$1,328,714		$418,895		$1,212,056
Total distributable earnings/(loss)	657,169		71,160		(61,535)		(310,763)
Net Assets	$3,445,653		$1,399,874		$357,360		$901,293
Net Asset Value, Offering and Redemption Price Per Share — Class F	$12.08		$11.25		$8.97		$8.73
	($3,078,297,399 ÷ 254,733,272 shares	)	($1,274,344,670 ÷ 113,265,682 shares	)	($322,753,672 ÷ 35,994,285 shares	)	($818,025,911 ÷ 93,733,038 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$12.13		N/A		N/A		N/A
	($915,594 ÷ 75,631 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$12.07		$11.25		$9.04		$8.65
	($366,439,598 ÷ 30,360,010 shares	)	($125,529,693 ÷ 11,162,860 shares	)	($34,606,778 ÷ 3,829,514 shares	)	($83,267,428 ÷ 9,625,648 shares	)

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended March 31, 2025

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$40,285	$17,561	$–	$–
Income from affiliated investments(1)	866	324	–	–
Interest income	2,494	227	6,294	37,639
Less: foreign taxes withheld	(3,988)	(2,468)	(58)	(282)
Total Investment Income	39,657	15,644	6,236	37,357
Expenses:
Investment advisory fees	8,828	5,043	552	2,815
Administration fees	5,475	2,735	699	1,783
Shareholder servicing fees — Class F	3,925	1,643	414	1,066
Shareholder servicing fees — Class I	1	–	–	–
Administrative servicing fees — Class I	1	–	–	–
Proxy fees	368	146	39	98
Printing fees	302	125	32	81
Custodian/wire agent fees	284	399	101	243
Professional fees	98	40	10	26
Trustees' fees	49	20	5	13
Registration fees	49	19	5	14
Chief compliance officer fees	16	7	2	4
Other expenses	108	45	47	90
Total Expenses	19,504	10,222	1,906	6,233
Less:
Waiver of investment advisory fees	–	–	–	(1,079)
Waiver of administration fees	(794)	(1,137)	(141)	(177)
Waiver of shareholder servicing fees — Class F	(31)	–	–	–
Net Expenses	18,679	9,085	1,765	4,977
Net Investment Income	20,978	6,559	4,471	32,380
Net Realized Gain (Loss) on:
Investments	246,518	35,041	(14,400)	(18,445)
Written options	–	–	–	158
Futures contracts	2,646	1,361	336	(1,184)
Swap contracts	26,641	–	304	(2,074)
Capital gains tax	(143)	(2,450)	–	–
Foreign currency transactions	(1,742)	(878)	(21,898)	(2,046)
Forward foreign currency contracts	–	–	19,139	3,082
Net Realized Gain (Loss)	273,920	33,074	(16,519)	(20,509)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(271,551)	(116,485)	(15,528)	(28,798)
Written options	–	–	–	176
Futures contracts	(1,114)	(1,264)	737	190
Swap contracts	11,801	–	626	2,629
Foreign capital gains tax on appreciated securities	–	5,107	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(770)	81	26,520	(262)
Forward foreign currency contracts	–	–	(866)	(2,927)
Net Change in Unrealized Appreciation (Depreciation)	(261,634)	(112,561)	11,489	(28,992)
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,264	$(72,928)	$(559)	$(17,121)

(1) See Note 5 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2025 (Unaudited) and the year ended September 30, 2024

	International Equity Fund		Emerging Markets Equity Fund
	2025	2024	2025	2024
Operations:
Net investment income	$20,978	$81,024	$6,559	$26,252
Net realized gain (loss)	273,920	290,264	33,074	36,361
Net change in unrealized appreciation (depreciation)	(261,634)	509,103	(112,561)	242,837
Net Increase (Decrease) in Net Assets Resulting from Operations	33,264	880,391	(72,928)	305,450
Distributions:
Class F	(329,631)	(72,176)	(39,228)	(20,675)
Class I	(93)	(18)	N/A	N/A
Class Y	(37,136)	(8,619)	(4,098)	(2,632)
Total Dividends	(366,860)	(80,813)	(43,326)	(23,307)
Capital Share Transactions:
Class F:
Proceeds from shares issued	220,857	411,545	223,251	293,472
Reinvestment of dividends & distributions	299,664	66,280	35,742	18,879
Cost of shares redeemed	(821,473)	(932,981)	(338,506)	(374,757)
Net Decrease from Class F Transactions	(300,952)	(455,156)	(79,513)	(62,406)
Class I:
Proceeds from shares issued	13	11	N/A	N/A
Reinvestment of dividends & distributions	56	10	N/A	N/A
Cost of shares redeemed	(33)	(179)	N/A	N/A
Net Increase (Decrease) from Class I Transactions	36	(158)	N/A	N/A
Class Y:
Proceeds from shares issued	45,222	41,659	16,448	20,826
Reinvestment of dividends & distributions	33,685	8,004	3,747	2,449
Cost of shares redeemed	(97,360)	(76,567)	(34,323)	(40,461)
Net Decrease from Class Y Transactions	(18,453)	(26,904)	(14,128)	(17,186)
Net Decrease in Net Assets Derived from Capital Share Transactions	(319,369)	(482,218)	(93,641)	(79,592)
Net Increase (Decrease) in Net Assets	(652,965)	317,360	(209,895)	202,551
Net Assets:
Beginning of Period	4,098,618	3,781,258	1,609,769	1,407,218
End of Period	$3,445,653	$4,098,618	$1,399,874	$1,609,769
Capital Share Transactions:
Class F:
Shares issued	17,749	34,994	19,144	27,103
Reinvestment of distributions	26,065	5,709	3,273	1,784
Shares redeemed	(65,187)	(78,713)	(29,085)	(34,398)
Total Class F Transactions	(21,373)	(38,010)	(6,668)	(5,511)
Class I:
Shares issued	1	1	N/A	N/A
Reinvestment of distributions	5	1	N/A	N/A
Shares redeemed	(2)	(15)	N/A	N/A
Total Class I Transactions	4	(13)	N/A	N/A
Class Y:
Shares issued	3,827	3,508	1,427	1,922
Reinvestment of distributions	2,932	690	343	232
Shares redeemed	(7,653)	(6,493)	(2,898)	(3,691)
Total Class Y Transactions	(894)	(2,295)	(1,128)	(1,537)
Net Decrease in Shares Outstanding from Share Transactions	(22,263)	(40,318)	(7,796)	(7,048)

N/A — Not applicable. Share classes currently not offered.
The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended March 31, 2025 (Unaudited) and the year ended September 30, 2024

	International Fixed Income Fund		Emerging Markets Debt Fund
	2025	2024	2025	2024
Operations:
Net investment income	$4,471	$9,645	$32,380	$69,828
Net realized gain (loss)	(16,519)	(25,871)	(20,509)	(43,544)
Net change in unrealized appreciation (depreciation)	11,489	53,759	(28,992)	160,284
Net Increase (Decrease) in Net Assets Resulting from Operations	(559)	37,533	(17,121)	186,568
Distributions:
Class F	—	—	(28,758)	(56,865)
Class Y	—	—	(2,979)	(5,453)
Total Dividends	—	—	(31,737)	(62,318)
Capital Share Transactions:
Class F:
Proceeds from shares issued	25,150	55,633	42,127	106,380
Reinvestment of dividends & distributions	N/A	N/A	25,553	50,774
Cost of shares redeemed	(86,943)	(88,862)	(199,475)	(379,686)
Net Decrease from Class F Transactions	(61,793)	(33,229)	(131,795)	(222,532)
Class Y:
Proceeds from shares issued	1,988	4,711	5,253	11,669
Reinvestment of dividends & distributions	—	—	2,618	4,817
Cost of shares redeemed	(11,995)	(18,151)	(14,245)	(24,736)
Net Decrease from Class Y Transactions	(10,007)	(13,440)	(6,374)	(8,250)
Net Decrease in Net Assets Derived from Capital Share Transactions	(71,800)	(46,669)	(138,169)	(230,782)
Net Decrease in Net Assets	(72,359)	(9,136)	(187,027)	(106,532)
Net Assets:
Beginning of Period	429,719	438,855	1,088,320	1,194,852
End of Period	$357,360	$429,719	$901,293	$1,088,320
Capital Share Transactions:
Class F:
Shares issued	2,813	6,445	4,834	12,418
Reinvestment of distributions	—	—	2,951	6,011
Shares redeemed	(9,761)	(10,258)	(22,839)	(44,187)
Total Class F Transactions	(6,948)	(3,813)	(15,054)	(25,758)
Class Y:
Shares issued	221	542	608	1,375
Reinvestment of distributions	—	—	306	574
Shares redeemed	(1,337)	(2,112)	(1,646)	(2,933)
Total Class Y Transactions	(1,116)	(1,570)	(732)	(984)
Net Decrease in Shares Outstanding from Share Transactions	(8,064)	(5,383)	(15,786)	(26,742)

Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2025 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F
2025@	$13.33	$0.07	$0.02	$0.09	$(0.37)	$(0.97)	$(1.34)	$12.08	1.46%	$3,078,297	1.09	%(2)	1.14%	1.17%	45%
2024	10.87	0.24	2.46	2.70	(0.24)	—	(0.24)	13.33	25.13	3,680,808	1.10		1.10	2.04	72
2023	8.66	0.21	2.18	2.39	(0.18)	—	(0.18)	10.87	27.81	3,415,372	1.10		1.11	1.99	87
2022	13.57	0.21	(3.38)	(3.17)	(0.23)	(1.51)	(1.74)	8.66	(26.82)	3,114,144	1.09		1.09	1.91	108
2021	10.86	0.16	2.67	2.83	(0.12)	—	(0.12)	13.57	26.18	4,242,911	1.08		1.08	1.19	105
2020	10.68	0.10	0.28	0.38	(0.20)	—	(0.20)	10.86	3.44	3,568,373	1.11		1.11	0.94	102
Class I
2025@	$13.36	$0.06	$0.02	$0.08	$(0.34)	$(0.97)	$(1.31)	$12.13	1.28%	$916	1.34	%(3)	1.39%	0.95%	45%
2024	10.90	0.21	2.46	2.67	(0.21)	—	(0.21)	13.36	24.78	961	1.35		1.35	1.78	72
2023	8.67	0.19	2.19	2.38	(0.15)	—	(0.15)	10.90	27.63	929	1.36		1.36	1.76	87
2022	13.59	0.17	(3.38)	(3.21)	(0.20)	(1.51)	(1.71)	8.67	(27.05)	743	1.34		1.34	1.44	108
2021	10.87	0.12	2.69	2.81	(0.09)	—	(0.09)	13.59	25.91	1,611	1.33		1.33	0.93	105
2020	10.68	0.07	0.28	0.35	(0.16)	—	(0.16)	10.87	3.19	1,350	1.36		1.36	0.63	102
Class Y
2025@	$13.34	$0.09	$0.02	$0.11	$(0.41)	$(0.97)	$(1.38)	$12.07	1.60%	$366,440	0.84	%(4)	0.89%	1.47%	45%
2024	10.88	0.28	2.45	2.73	(0.27)	—	(0.27)	13.34	25.42	416,849	0.85		0.85	2.31	72
2023	8.66	0.24	2.19	2.43	(0.21)	—	(0.21)	10.88	28.26	364,957	0.86		0.86	2.26	87
2022	13.58	0.24	(3.39)	(3.15)	(0.26)	(1.51)	(1.77)	8.66	(26.70)	297,968	0.84		0.84	2.17	108
2021	10.86	0.19	2.68	2.87	(0.15)	—	(0.15)	13.58	26.55	393,903	0.83		0.83	1.44	105
2020	10.68	0.12	0.29	0.41	(0.23)	—	(0.23)	10.86	3.68	330,069	0.86		0.86	1.16	102
Emerging Markets Equity Fund
Class F
2025@	$12.17	$0.05	$(0.62)	$(0.57)	$(0.35)	$—	$(0.35)	$11.25	(4.62)%	$1,274,344	1.28	%(5)	1.44%	0.89%	30%
2024	10.10	0.19	2.05	2.24	(0.17)	—	(0.17)	12.17	22.43	1,459,994	1.44		1.57	1.72	70
2023	9.18	0.19	0.94	1.13	(0.21)	—	(0.21)	10.10	12.32	1,267,365	1.68		1.78	1.82	95
2022	14.23	0.14	(3.96)	(3.82)	(0.15)	(1.08)	(1.23)	9.18	(29.26)	1,229,709	1.71		1.81	1.21	93
2021	12.06	0.11	2.14	2.25	(0.08)	—	(0.08)	14.23	18.63	1,786,493	1.70		1.80	0.73	100
2020	11.21	0.05	0.93	0.98	(0.13)	—	(0.13)	12.06	8.75	1,542,551	1.71		1.81	0.43	90
Class Y
2025@	$12.19	$0.07	$(0.63)	$(0.56)	$(0.38)	$—	$(0.38)	$11.25	(4.52)%	$125,530	1.03	%(6)	1.19%	1.15%	30%
2024	10.11	0.21	2.07	2.28	(0.20)	—	(0.20)	12.19	22.82	149,775	1.19		1.32	1.94	70
2023	9.19	0.21	0.94	1.15	(0.23)	—	(0.23)	10.11	12.63	139,853	1.43		1.53	2.02	95
2022	14.25	0.18	(3.98)	(3.80)	(0.18)	(1.08)	(1.26)	9.19	(29.10)	118,670	1.46		1.56	1.50	93
2021	12.07	0.14	2.15	2.29	(0.11)	—	(0.11)	14.25	18.96	153,789	1.45		1.55	0.98	100
2020	11.22	0.08	0.93	1.01	(0.16)	—	(0.16)	12.07	8.99	134,682	1.46		1.56	0.66	90

@	For the six-month period ended March 31, 2025. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements.
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.07%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.32%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.82%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.26%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.01%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2025 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Fixed Income Fund
Class F
2025@	$8.97	$0.11	$(0.11)	$—	$—	$—	$—	$8.97	8.99%	$322,754	0.98	%(2)	1.06%	2.40%	50%
2024	8.23	0.19	0.55	0.74	—	—	—	8.97	8.99	385,079	1.01		1.04	2.17	167
2023	9.13	0.11	0.05	0.16	(1.05)	(0.01)	(1.06)	8.23	1.88	384,986	1.02		1.06	1.35	44
2022	10.37	0.05	(1.08)	(1.03)	(0.08)	(0.13)	(0.21)	9.13	(10.15)	410,864	1.02		1.07	0.53	47
2021	10.46	0.03	(0.12)	(0.09)	—	— ^	—	10.37	(0.83)	485,178	1.02		1.07	0.32	65
2020	10.73	0.03	0.04	0.07	(0.26)	(0.08)	(0.34)	10.46	0.73	445,864	1.02		1.08	0.29	64
Class Y
2025@	$9.03	$0.12	$(0.11)	$0.01	$—	$—	$—	$9.04	9.19%	$34,606	0.73	%(3)	0.81%	2.65%	50%
2024	8.27	0.21	0.55	0.76	—	—	—	9.03	9.19	44,640	0.76		0.79	2.41	167
2023	9.16	0.14	0.05	0.19	(1.07)	(0.01)	(1.08)	8.27	2.30	53,870	0.77		0.81	1.59	44
2022	10.41	0.08	(1.10)	(1.02)	(0.10)	(0.13)	(0.23)	9.16	(10.00)	72,269	0.77		0.82	0.78	47
2021	10.47	0.06	(0.12)	(0.06)	—	— ^	—	10.41	(0.54)	76,381	0.77		0.82	0.57	65
2020	10.75	0.06	0.03	0.09	(0.29)	(0.08)	(0.37)	10.47	0.88	68,664	0.77		0.83	0.54	64
Emerging Markets Debt Fund
Class F
2025@	$9.14	$0.30	$(0.42)	$(0.12)	$(0.29)	$—	$(0.29)	$8.73	(1.30)%	$818,026	1.08	%(4)	1.35%	6.87%	101%
2024	8.19	0.53	0.88	1.41	(0.46)	—	(0.46)	9.14	17.75	994,439	1.11		1.38	6.16	103
2023	7.52	0.48	0.51	0.99	(0.32)	—	(0.32)	8.19	13.13	1,102,419	1.30		1.56	5.79	95
2022	10.06	0.40	(2.78)	(2.38)	(0.16)	—	(0.16)	7.52	(24.04)	1,108,531	1.36		1.62	4.52	88
2021	9.80	0.40	0.06	0.46	(0.20)	—	(0.20)	10.06	4.71	1,433,739	1.36		1.61	3.87	91
2020	9.93	0.40	(0.45)	(0.05)	(0.08)	—	(0.08)	9.80	(0.53)	1,374,566	1.36		1.61	4.07	95
Class Y
2025@	$9.06	$0.31	$(0.42)	$(0.11)	$(0.30)	$—	$(0.30)	$8.65	(1.19)%	$83,267	0.83	%(5)	1.10%	7.11%	101%
2024	8.15	0.55	0.86	1.41	(0.50)	—	(0.50)	9.06	17.95	93,881	0.86		1.13	6.43	103
2023	7.49	0.50	0.51	1.01	(0.35)	—	(0.35)	8.15	13.50	92,433	1.05		1.31	6.08	95
2022	10.03	0.42	(2.77)	(2.35)	(0.19)	—	(0.19)	7.49	(23.87)	84,482	1.11		1.37	4.77	88
2021	9.79	0.42	0.07	0.49	(0.25)	—	(0.25)	10.03	4.98	107,402	1.11		1.36	4.12	91
2020	9.92	0.42	(0.45)	(0.03)	(0.10)	—	(0.10)	9.79	(0.33)	98,869	1.11		1.36	4.33	95

@	For the six-month period ended March 31, 2025. All ratios for the period have been annualized.
^	Amount represents less than $0.005.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements.
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.96%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.71%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.81%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The assets of each Fund are segregated, and a Shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a

Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”). However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor.

SEI Institutional International Trust

Additionally, if a local market in which the International Equity or Emerging Markets Equity Funds own securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in a Fund’s portfolio exceed the predetermined confidence interval discussed above, then such Fund shall value such securities based on the fair value prices provided by the vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2025, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts,

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes —Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2025, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2025, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the

SEI Institutional International Trust

sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2025, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR (Secured Overnight Financing Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2025, if applicable.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds”, are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap

SEI Institutional International Trust

agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

4. DERIVATIVE CONTRACTS

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments as of period end was as follows ($ Thousand):

	Asset Derivatives			Liability Derivatives
	Period ended March 31, 2025			Period ended March 31, 2025
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$101	*	Unrealized depreciation on futures contracts	$577	*
	Unrealized appreciation on swap contracts	7,286	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$7,387			$577

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$352	*
Total derivatives not accounted for as hedging instruments		$—			$352

International Fixed Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$415	*	Unrealized depreciation on futures contracts	$237	*
	Unrealized appreciation on swaps contracts	718	†	Unrealized depreciation on swaps contracts	46	†
Credit Contracts	Unrealized appreciation on swaps contracts	85	†	Unrealized depreciation on swaps contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,019		Unrealized loss on forward foreign currency contracts	9,769
Total derivatives not accounted for as hedging instruments		$4,237			$10,052

Emerging Markets Debt Fund
Equity contracts	Unrealized appreciation on swaps contracts	$11	*	Unrealized depreciation on swpas contracts	$—	*
Interest rate contracts	Unrealized appreciation on futures contracts	1	*	Unrealized depreciation on futures contracts	120	*
	Unrealized appreciation on swaps contracts	2,667	†	Unrealized depreciation on swaps contracts	741	†
	Investments, at value**	800		Options written, at value	320
Credit Contracts	Unrealized appreciation on swaps contracts	75	†	Unrealized depreciation on swaps contracts	282	†
	Unrealized appreciation on swaps contracts	5	†	Unrealized depreciation on swaps contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,835		Unrealized loss on forward foreign currency contracts	4,659
Total derivatives not accounted for as hedging instruments		$8,394			$6,122

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

** Includes purchased options.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

SEI Institutional International Trust

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2025:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
International Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		2,646		—		26,641		29,287
Total		$—		$—		$2,646		$—		$26,641		$29,287

Emerging Markets Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		1,361		—		—		1,361
Total		$—		$—		$1,361		$—		$—		$1,361

International Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		—		—		336		—		(385)		(49)
Foreign exchange contracts		—		—		—		19,139		—		19,139
Credit contracts		—		—		—		—		689		689
Total		$—		$—		$336		$19,139		$304		$19,779

Emerging Markets Debt Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(1,184)		—		(1,802)		(2,986)
Foreign exchange contracts		—		—		—		3,082		—		3,082
Credit contracts		—		—		—		—		(272)		(272)
Total		$—		$—		$(1,184)		$3,082		$(2,074)		$(176)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
International Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		(1,114)		—		11,801		10,687
Total		$—		$—		$(1,114)		$—		$11,801		$10,687

Emerging Markets Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		(1,264)		—		—		(1,264)
Total		$—		$—		$(1,264)		$—		$–		$(1,264)

International Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		—		—		737		—		561		1,298
Foreign exchange contracts		—		—		—		(866)		—		(866)
Credit contracts		—		—		—		—		65		65
Total		$—		$—		$737		$(866)		$626		$497

Emerging Markets Debt Fund	$		$		$		$		$		$
Interest rate contracts		—		—		190		—		2,493		2,683
Foreign exchange contracts		—		—		—		(2,927)		—		(2,927)
Credit contracts		—		—		—		—		125		125
Equity contracts		—		—		—		—		11		11
Total		$—		$—		$190		$(2,927)		$2,629		$(108)

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

SEI Institutional International Trust

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2025 ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$—	$—	$—	$560	$—	$560
Emerging Markets Equity Fund	—	—	—	29	—	29
International Fixed Income Fund	78	57	135	95	25	120
Emerging Markets Debt Fund	1	318	319	—	321	321

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2025 amounted to $3,936 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2025 amounted to $324 ($ Thousands) for the Emerging Markets Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2025 amounted to $2,264 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2025 amounted to $7,046 ($ Thousands) for the Emerging Markets Debt Fund.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master

Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2025 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Equity Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$—	$—	$—	$—	$7,286	$7,286	$7,286	$—	$ 7,286
Total Over the Counter	$—	$—	$—	$—	$7,286	$7,286

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Banco Bilbao Vizcaya Argentaria	$—	$—	$—	$24	$—	$24	$(24)	$—	$ (24)
Bank of America	81	—	81	92	—	92	(11)	—	(11)
Bank of Nova Scotia	—	—	—	1	—	1	(1)	—	(1)
Barclays PLC	217	—	217	616	—	616	(399)	—	(399)
BNP Paribas	128	—	128	1,087	—	1,087	(959)	—	(959)
Brown Brothers Harriman	263	—	263	33	—	33	230	—	230
CIBC	—	—	—	2	—	2	(2)	—	(2)
Citigroup	152	—	152	308	—	308	(156)	—	(156)
Commonwealth Bank Of Australia	11	—	11	5	—	5	6	—	6
Credit Agricole	7	—	7	3	—	3	4	—	4
Credit Suisse First Boston	—	—	—	28	—	28	(28)	—	(28)

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Deutsche Bank	$43	$—	$43	$568	$—	$568	$(525)	$—	$(525)
Goldman Sachs	100	—	100	227	—	227	(127)	—	(127)
HSBC	21	—	21	49	—	49	(28)	—	(28)
JPMorgan Chase Bank	1,520	—	1,520	2,033	—	2,033	(513)	4	(509)
Midland Walwyn Capital Inc.	22	—	22	970	—	970	(948)	—	(948)
Morgan Stanley	45	—	45	246	—	246	(201)	—	(201)
National Bank of Australia	17	—	17	1	—	1	16	—	16
NatWest Markets, Inc.	131	—	131	70	—	70	61	—	61
Nomura Securities International	—	—	—	2,495	—	2,495	(2,495)	—	(2,495)
RBC	34	—	34	34	—	34	—	—	—
RBS	—	—	—	1	—	1	(1)	—	(1)
SCB Securities	6	—	6	8	—	8	(2)	—	(2)
Societe Generale	—	—	—	4	—	4	(4)	—	(4)
Standard Chartered	5	—	5	10	—	10	(5)	—	(5)
State Street	45	—	45	43	—	43	2	—	2
TD Securities	19	—	19	100	—	100	(81)	—	(81)
UBS	57	—	57	625	—	625	(568)	—	(568)
Wells Fargo	94	—	94	81	—	81	13	—	13
Westpac Banking	1	—	1	5	—	5	(4)	—	(4)
Total Over the Counter	$3,019	$—	$3,019	$9,769	$—	$9,769

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$23	$—	$23	$7	$23	$30	$(7)	$—	$(7)
Barclays PLC	438	—	438	478	—	478	(40)	—	(40)
BNP Paribas	—	—	—	93	—	93	(93)	—	(93)
Brown Brothers Harriman	2	—	2	809	—	809	(807)	—	(807)
Citigroup	40	—	40	41	—	41	(1)	—	(1)
Deutsche Bank	1,276	—	1,276	1,085	—	1,085	191	—	191
Goldman Sachs	171	—	171	110	—	110	61	—	61
HSBC	39	—	39	46	7	53	(14)	—	(14)
ICBC Financial Services	51	—	51	7	—	7	44	—	44
Instinet, LLC	1	—	1	—	—	—	1	—	1
JPMorgan Chase Bank	2,091	—	2,091	1,368	—	1,368	723	—	723
Montgomery/Bank of America	12	—	12	—	—	—	12	—	12
Morgan Stanley	321	—	321	158	252	410	(89)	—	(89)
SCB Securities	318	—	318	58	—	58	260	—	260
Societe Generale	34	—	34	30	—	30	4	—	4
Standard Bank	14	—	14	334	—	334	(320)	—	(320)
Wells Fargo	4	—	4	35	—	35	(31)	—	(31)
Total Over the Counter	$4,835	$—	$4,835	$4,659	$282	$4,941

^ Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

* Excess collateral pledged is not shown for financial reporting purposes.

SEI Institutional International Trust

The following table discloses the average quarterly balances of the Funds’ derivative activity during the six months ended March 31, 2025 ($ Thousands):

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Options:
Average Notional Balance Long	$–	$–	$–	$679
Average Notional Balance Short	–	–	–	248
Futures Contracts:
Average Notional Balance Long	33,219	16,406	66,165	–
Average Notional Balance Short	–	–	71,266	10,087
Forward Foreign Currency Contracts:
Average Notional Balance Long	3	705	368,224	140,372
Average Notional Balance Short	3	707	368,118	140,176
Credit Default Swaps:
Average Notional Balance Long	–	–	37,468	28,800
Average Notional Balance Short	–	–	–	500
Total Return Swaps:
Average Notional Balance Long	119,232	–	–	–
Average Notional Balance Short	–	–	–	515
Interest Rate Swaps:
Average Notional Balance	–	–	75,342	246,759

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F (formerly Class A) and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F (formerly Class A) and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
International Equity Fund
Class F	0.51%	0.25%	—	1.07%
Class I	0.51%	0.25%	0.25%	1.32%
Class Y	0.51%	—	—	0.82%
Emerging Markets Equity Fund
Class F	0.70%	0.25%	—	1.26%
Class Y	0.70%	—	—	1.01%
International Fixed Income Fund
Class F	0.30%	0.25%	—	0.96%
Class Y	0.30%	—	—	0.71%
Emerging Markets Debt Fund
Class F	0.60%	0.25%	—	1.06%
Class Y	0.60%	—	—	0.81%

The following is a summary of the annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.380%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Equity Fund	0.380%	0.340%	0.280%	0.235%	0.200%
International Fixed Income Fund	0.380%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Debt Fund	0.380%	0.340%	0.280%	0.235%	0.200%

Investment Sub-Advisory Agreements — As of March 31, 2025, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Delaware Investments Fund Advisers, a series of Macquarie Asset Management Business Trust

Pzena Investment Management, LLC

WCM Investment Management LLC

Emerging Markets Equity Fund

Aikya Investment Management Limited

JOHCM (USA) Inc.

Robeco Institutional Asset Management US Inc.

International Fixed Income Fund

Colchester Global Investors Limited

RBC Global Asset Management (UK) Limited

Wellington Management Company LLP

Emerging Markets Debt Fund

Artisan Partners Limited Partnership

Colchester Global Investors Limited

Grantham, Mayo, Van Otterloo & Co. LLC

Invesco Advisers, Inc.

Marathon Asset Management, L.P.

Under the investment sub-advisory agreements, each sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six months ended March 31, 2025, were as follows ($ Thousands):

International Equity Fund	$223
Emerging Markets Equity Fund	98

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2025 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings.

SEI Institutional International Trust

The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The

Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the six months ended March 31, 2025, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the six months ended March 31, 2025, were as follows:

	International Equity Fund ($ Thousands)	Emerging Markets Equity Fund ($ Thousands)	International Fixed Income Fund ($ Thousands)	Emerging Markets Debt Fund ($ Thousands)
Purchases
U.S. Government	$—	$—	$39,114	$—
Other	1,504,330	429,972	128,302	467,995
Sales
U.S. Government	—	—	55,476	2,013
Other	2,195,558	564,261	174,632	625,083

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The permanent differences are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes,

defaulted bond basis adjustments, reclassification of long term capital gain distributions on REIT securities, reclassification of income and expense from swap transactions, gains and losses on passive foreign investment companies, certain foreign currency related transactions. The permanent difference that is charged or credited to Pain-In Capital and Distributable Earnings is primarily related to net operating losses and defaulted bond basis adjustments.

	Distrubutable Earnings (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
Emerging Markets Debt Fund	$3,501	$3,501
International Fixed Income Fund	13,211	(13,211)

These reclassifications had no impact on net assets or net asset value per share.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
International Equity Fund	2024	$80,813	$—	$80,813
	2023	69,045	—	69,045
Emerging Markets Equity Fund	2024	23,307	—	23,307
	2023	29,666	—	29,666
International Fixed Income Fund	2024	—	—	—
	2023	51,577	1,610	53,187
Emerging Markets Debt Fund	2024	62,318	—	62,318
	2023	48,046	—	48,046

As of September 30, 2024, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$106,611	$192,093	$—	$—	$—	$692,063	$(2)	$990,765
Emerging Markets Equity Fund	43,262	—	(97,899)	—	—	242,052	(1)	187,414
International Fixed Income Fund	—	—	(30,834)	—	(15,318)	(6,516)	(8,308)	(60,976)
Emerging Markets Debt Fund	31,736	—	(259,083)	—	—	(390)	(34,168)	(261,905)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

During the year ended September 30, 2024, the Emerging Markets Equity Fund utilized capital loss carryforwards of $17,171 to offset capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Emerging Markets Equity Fund	97,899	–	97,899
International Fixed Income Fund	8,469	22,365	30,834
Emerging Markets Debt Fund	131,786	127,292	259,078

For Federal income tax purposes, the cost of securities owned at March 31, 2025, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2025, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
International Equity Fund	$2,880,855	$577,161	$(93,692)	$483,469
Emerging Markets Equity Fund	1,186,085	386,130	(191,550)	194,580
International Fixed Income Fund	364,345	15,926	(36,948)	(21,022)
Emerging Markets Debt Fund	876,934	43,806	(60,548)	(16,742)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

SEI Institutional International Trust

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Funds acquire.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in active positions in currencies and securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund’s active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course, Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2025 (Unaudited)

value of liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds’ actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Funds.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2025, SPTC held of record the following:

Fund	Class F	Class I	Class Y
International Equity Fund	94.45%	0.45%	60.96%
Emerging Markets Equity Fund	95.99%	—%	65.95%
International Fixed Income Fund	97.11%	—%	32.89%
Emerging Markets Debt Fund	97.00%	—%	67.45%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic

SEI Institutional International Trust

280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2025.

SEI Institutional International Trust

OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on March 26, 2025, shareholders of the SEI Institutional International Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continued to serve as a Trustee until his retirement on May 31, 2025.

Proposal 1-To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	340,675,312	8,475,567	N/A	N/A
Nina Lesavoy	340,836,023	8,314,859	N/A	N/A
James M. Williams	340,729,400	8,421,480	N/A	N/A
James B. Taylor	340,815,356	8,335,524	N/A	N/A
Susan C. Cote	340,891,214	8,259,671	N/A	N/A
Christine Reynolds	340,911,755	8,239,129	N/A	N/A
Thomas Melendez	340,797,393	8,353,489	N/A	N/A
Dennis J. McGonigle	340,859,731	8,291,151	N/A	N/A
Eli Powell Niepoky	340,865,632	8,285,251	N/A	N/A
Kimberly Walker	340,876,100	8,274,786	N/A	N/A

Proposal 2 - To amend the Agreement and Declaration of Trust to reduce the shareholder quorum requirement from a majority to one-third (33-1/3%).

Votes For	Votes Against	Abstained	Broker Non-Votes
316,641,815	9,457,793	7,270,201	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange

SEI Institutional International Trust

Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 2-4, 2024 meeting of the Board, certain Sub-Advisory Agreements were renewed by the Trustees, including a majority of the Independent Trustees. In addition, the Board approved a brief extension of the Advisory Agreement to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Advisory Agreement until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Advisory Agreement 4, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Advisory Agreement in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement at the April 1-3, 2025 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 2-4, 2024 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the

SEI Institutional International Trust

OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unadited) (Concluded)

resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are

SEI Institutional International Trust

rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional International Trust

(This page intentionally left blank)

SEI INSTITUTIONAL INTERNATIONAL TRUST / SEMI-ANNUAL REPORT / MARCH 31, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

David F. McCann

Vice President and Assistant Secretary

Katherine Mason

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-031 (3/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included above in Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: June 9, 2025

By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & CFO
(Principal Financial Officer)

Date: June 9, 2025